UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: DECEMBER 31, 2017

Item 1. Reports to Stockholders

The Annual Report to Shareholders follows

First Investors Funds

Tax Exempt Income Fund

Tax Exempt Opportunities Fund

Single State Tax Exempt Funds

■ California
■ Connecticut
■ Massachusetts
■ Michigan
■ Minnesota
■ New Jersey
■ New York
■ North Carolina
■ Ohio
■ Oregon
■ Pennsylvania
■ Virginia

Annual Report	December 31, 2017

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

The views expressed in the portfolio managers’ letter reflect those views of the portfolio managers only through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: Foresters Financial Services, Inc., 40 Wall Street, New York, NY 10005, or by visiting our website at www.foresters.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

There are a variety of risks associated with investing in mutual funds. For all funds, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. Municipal funds also have the risk that the funds’ returns will be impacted by events that affect the municipal securities market generally or in a particular state. You should consult your prospectus for a precise explanation of the risks associated with your fund.

Foresters FinancialTM and ForestersTM are the trade names and trademarks of The Independent Order of Foresters (Foresters), a fraternal benefit society, 789 Don Mills Road, Toronto, Canada M3C 1T9 and its subsidiaries.

Portfolio Managers’ Letter
FIRST INVESTORS TAX EXEMPT INCOME FUND
FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND
FIRS INVESTORS SINGLE STATE TAX EXEMPT FUNDS
California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,
New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

Dear Investor:

This is the annual report for the First Investors Tax Exempt Funds for the year ended December 31, 2017. The principal objective of each of the Funds is to seek a high level of interest income that is exempt from federal income tax, including the alternative minimum tax, as well as state income tax in the case of the single state Funds. One of the Funds, the Tax Exempt Opportunities Fund, has a secondary objective of seeking total return.

Economic Overview

The past 12 months ending December 31, 2017, have been filled with multiple key political events, including: elections in France, the United Kingdom, Germany and Japan, the Catalonian independence referendum, and Brexit negotiations as well as the start of Donald Trump’s Presidency with anticipations of policy changes. This time period was also characterized by elevated geopolitical tensions with North Korea, coupled with the devastating effects of several hurricanes. Despite these activities, corporate earnings rose, oil prices rebounded and global economic data was mostly positive, fueling the global equity rally.

The U.S. economy expanded at an annualized rate of 2.67% for 2017, the strongest growth rate in more than three years. The domestic labor market continued to tighten as it approaches full employment. The unemployment rate dropped to 4.1%, the lowest jobless rate in 17 years. Wage growth continues to improve, albeit very slowly. December inflation figures increased to 2.1%, remaining lower than their reading from earlier this year. Consumer sentiment and business activity were strong for the majority of the period. Although slowing slightly in the fourth quarter, the ISM Manufacturing Purchasing Managers’ Index reached its highest reading since May of 2004 of 60.8 in September, boosted by a rise in new orders, production and employment. Corporate earnings continued to rebound from a weak 2015.

International markets enjoyed healthy economic data as well, including synchronized growth acceleration, dramatically rising employment numbers and stronger PMIs across all regions. The Euro area experienced its lowest unemployment rate since January 2009 of 8.7% and the highest consumer confidence reading since January of 2001, and this was the highest business confidence since the 1985 inception of the Eurozone’s business climate indicator.

The Federal Reserve (the “Fed”) increased the Federal Funds Rate three times in 2017. In October, the Fed started to gradually reduce its $4.5 trillion dollar balance sheet. Then, at the Fed’s December meeting, it signaled three rate hikes for 2018.

Portfolio Managers’ Letter (continued)
FIRST INVESTORS TAX EXEMPT INCOME FUND
FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND
FIRS INVESTORS SINGLE STATE TAX EXEMPT FUNDS
California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,
New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

Several other major central banks modestly tightened their monetary policies. The Bank of Canada raised rates twice in 2017, in July and September. The Bank of England increased interest rates in November, the first time since 2007. The European Central Bank announced a further slowdown in the pace of its quantitative easing purchases. Conversely, some emerging markets central banks cut rates, responding to low inflation.

Following a strong rally during the fourth quarter of 2016, the U.S. dollar significantly depreciated for most of 2017. This was a reflection primarily of both political uncertainties and accelerating growth overseas. Overall, the Bloomberg U.S. Dollar Index lost 9.87% during the review period, its largest annual decline since 2003.

The Bond Market

U.S. fixed income markets were positive across the board in 2017, despite three interest rate hikes. The broad U.S. bond market (measured by the ICE BofA ML U.S. Broad Market Index) returned 3.61% for the year.

With a return of 2.43%, Treasuries (measured by the ICE BofA ML Treasury Index) were one of the weakest domestic fixed income markets in 2017. Longer-dated Treasuries, with 15+ year maturities, outperformed at 8.56%, while shorter-dated Treasuries underperformed due to Fed Rate hikes.

The Treasury yield curve flattened considerably in 2017 with majority of the movement occurring on the short-end of the curve. The 2-year Treasury yield, which is more sensitive to central bank policy, rose 70 basis points in 2017 to 1.89%, as the Fed stayed on track with tightening monetary policy. On the other hand, the benchmark 10-year Treasury yield ended the year at 2.41%, 4 basis points lower than it began the year. As a result, the spreads between the 10-year and 2-year yields narrowed in 2017 from 1.26% to 0.52%.

Credit-sensitive fixed income outperformed Treasuries in 2017, benefited from narrowing credit spreads. Strong demand and a positive economic environment buoyed investment grade corporate bonds (measured by the ICE BofA ML Corporate Master Index), which returned 6.47%. Demand was boosted by overseas buyers in their search for higher yields than those available locally.

The high yield bond market (measured by the ICE BofA ML U.S. Cash Pay HY Constrained Index) was the strongest domestic fixed income market for the period, returning 7.47%. In 2017 there was a narrower divergence between lower-rated high yield bonds (CCC-rated and lower) and their higher-rated (BB) counterparts. Leveraged loans (measured by the Credit Suisse Leveraged Loan Index) returned 4.25%.

After being the weakest fixed income sector in 2016, municipal bonds (measured by the ICE BofA ML Municipal Securities Master Index) recovered in 2017, outperforming Treasuries with a return of 5.40%. Municipal bonds rallied into year-end as tax reform legislation reduced future issuance.

Non-U.S. sovereign bond markets (in local currencies) were mostly positive in 2017 with the exception of several European markets, including German Bunds. The depreciating dollar boosted U.S. dollar-denominated returns. The Citi World Government ex U.S. Bond Index gained 10.33% in U.S. dollar terms in 2017. Emerging market debt (measured by the ICE BofA ML Global Emerging Markets Sovereign Index) performed slightly better, returning 11.90%, benefiting from improving growth within emerging markets and more accommodative monetary policies.

Fund Performance and Performance Attribution

The table below sets forth the total return performance for 2017 of each Fund on a net asset value basis (“NAV”). Total return takes into account not only dividends and distributions paid for the year, but also the change in each Fund’s NAV that occurred during the year.

Fund	Class A Total Return	Class B Total Return	Advisor Class Total Return	Institutional Class Total Return
Tax Exempt Income Fund	3.05%	2.32%	3.27%	3.40%
Tax Exempt Opportunities Fund	3.91%	3.18%	4.09%	4.18%
California Tax Exempt Fund	3.78%	N/A*	4.11%	4.19%
Connecticut Tax Exempt Fund	2.57%	1.77%	2.86%	2.84%
Massachusetts Tax Exempt Fund	3.04%	2.39%	3.33%	3.40%
Michigan Tax Exempt Fund	2.71%	1.99%	3.01%	3.10%
Minnesota Tax Exempt Fund	2.97%	2.18%	3.23%	3.19%
New Jersey Tax Exempt Fund	4.13%	3.26%	4.36%	4.36%

*	The California Tax Exempt Fund no longer offers Class B shares.

Portfolio Managers’ Letter (continued)
FIRST INVESTORS TAX EXEMPT INCOME FUND
FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND
FIRS INVESTORS SINGLE STATE TAX EXEMPT FUNDS
California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,
New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

Fund	Class A Total Return	Class B Total Return	Advisor Class Total Return	Institutional Class Total Return
New York Tax Exempt Fund	3.27%	2.53%	3.58%	3.59%
North Carolina Tax Exempt Fund	3.16%	2.44%	3.47%	3.49%
Ohio Tax Exempt Fund	2.55%	1.69%	2.59%	2.85%
Oregon Tax Exempt Fund	3.70%	2.13%	3.91%	3.95%
Pennsylvania Tax Exempt Fund	3.28%	2.36%	3.59%	3.62%
Virginia Tax Exempt Fund	3.87%	3.07%	3.97%	4.22%

The municipal bond market posted another year of positive performance in 2017, with the ICE BofA ML US Municipal Securities Index returning 5.42%. This marks the fourth straight year of positive returns and the highest since 2014. The municipal bond market had a consistently strong year with all four quarters experiencing positive performance. After beginning the year with outflows, municipal funds experienced monthly inflows for the rest of the year. Total flows for the year came in at $24 billion. This was slightly lower than 2016’s $26 billion of inflows.

High Yield and BBB-rated bonds outperformed the general market. BBBs significantly outperformed and High Yield slightly outperformed. The First Investors Tax Exempt Funds hold very minimal to zero BBB-rated bonds and do not own any high yield paper. This high credit-quality profile, and the fact that the Funds generally have shorter durations (less sensitivity to movements in interest rates) than the Index, were the primary contributors to underperformance in 2017.

The passage of tax reform at the end of December was transformative for the municipal bond market. The supply side and the demand side will be impacted. First, tax reform eliminated the tax exemption of Advance Refundings, which is the ability for municipal bond issuers to issue new bonds in order to refinance at lower interest rates their older higher-yielding debt. This will reduce the amount of new issuer supply of bonds going forward, which could increase the value of municipal bonds. However, at the same time, the reduction in the corporate tax rate to 21% could decrease demand from insurance companies and banks. Historically, these entities have comprised approximately 20% of the buyer base for municipals. The decrease in demand from these traditional buyers may be mitigated by the ongoing demand from international investors and continued positive fund flows from mutual fund buyers.

Going forward into 2018, we expect to gain more clarity from the impact of tax reform on the municipal bond market. Overall, we remain positive on the sector. We believe municipal bonds are attractive and should perform favorably versus investment grade taxable fixed income in 2018 due to solid demand, the decrease in expected tax exempt supply, and a stable credit outlook.

Thank you for placing your trust in Foresters Financial. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Clark D. Wagner
Portfolio Manager and
President,
Foresters Investment Management Company, Inc.

Patrick Tucci, CFA
Portfolio Manager

January 31, 2018

Understanding Your Fund’s Expenses (unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares and, under certain circumstances, when a Class A load was waived, on Class A shares); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1) (on Class A and Class B shares only); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, July 1, 2017, and held for the entire six-month period ended December 31, 2017. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares of a Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses (unaudited)
TAX EXEMPT INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period (7/1/17-12/31/17)*
Class A Shares	0.95%
Actual		$1,000.00	$1,010.85	$4.82
Hypothetical**		$1,000.00	$1,020.42	$4.84
Class B Shares	1.72%
Actual		$1,000.00	$1,007.06	$8.70
Hypothetical**		$1,000.00	$1,016.54	$8.74
Advisor Class Shares	0.66%
Actual		$1,000.00	$1,011.89	$3.35
Hypothetical**		$1,000.00	$1,021.88	$3.36
Institutional Class Shares	0.70%
Actual		$1,000.00	$1,011.92	$3.55
Hypothetical**		$1,000.00	$1,021.68	$3.57

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2017, and are based on the total value of investments.

Cumulative Performance Information (unaudited)
TAX EXEMPT INCOME FUND

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Income Fund (Class A shares) and the ICE BofA Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	ICE BofA Merrill Lynch Municipal Index
One Year	3.05%	2.32%	3.27%	3.40%	5.40%
Five Years	2.21%	1.43%	N/A	N/A	3.17%
Ten Years or Since Inception**	3.83%	3.23%	2.20%	2.12%	4.59%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(1.12%)	(1.65%)	3.27%	3.40%
Five Years	1.37%	1.08%	N/A	N/A
Ten Years or Since Inception**	3.40%	3.23%	2.20%	2.12%
S.E.C 30-Day Yield***	1.41%	0.70%	1.76%	1.13%

The graph compares a $10,000 investment in the First Investors Tax Exempt Income Fund (Class A shares) beginning 12/31/07 with a theoretical investment in the ICE BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and expenses of the different classes.

*
Average Annual Total Return figures (for the periods ended 12/31/17) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 4.00% (prior to 1/31/17, the maximum sales charge was 5.75%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.17%), 1.32% and 3.36%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.37%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.70%), 1.05% and 3.19%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 0.66%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 3.22% and 2.12%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.72%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 3.34% and 2.05%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.09%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Intercontinental Exchange and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2017.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.03%.

Portfolio of Investments
TAX EXEMPT INCOME FUND
December 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—100.3%
		Alabama—.7%
$5,000	M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2018 (a)	$5,029,300
		Alaska—.5%
3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2020 (a)	3,501,504
		Arizona—1.9%
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	7,138,324
5,000	M	Salt River Agric. Impt. & Pwr. 5% 1/1/2038	6,005,750
			13,144,074
		Arkansas—.8%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2019 (a)	5,226,900
		California—7.4%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2020 (a)	5,430,600
		California State General Obligation:
5,000	M	5.25%9/1/2030	5,894,850
5,000	M	5%11/1/2030	5,812,150
10,000	M	5%9/1/2035	11,978,800
5,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2018 (a)	5,094,200
5,000	M	Hartnell Community College Dist. GO 4% 8/1/2047	5,422,150
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2018 (a)	5,097,300
3,330	M	Los Angeles Water & Power TOB Trust 10.517% 7/1/2047 (b)	5,374,853
			50,104,903
		Colorado—1.6%
5,000	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,244,300
5,000	M	Denver City & County 4% 9/15/2042	5,493,050
			10,737,350
		District of Columbia—.8%
5,000	M	District of Columbia GO 6% 6/1/2021	5,705,950

Principal Amount		Security	Value
		Florida—12.4%
$5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	$5,311,700
4,000	M	Cape Coral Water & Sewer Rev. 5% 10/1/2039	4,693,600
5,000	M	Duval County School Board COP 5.25% 7/1/2019 (a)	5,271,500
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038	5,644,155
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2019 (a)	5,339,400
4,305	M	Lee County Airport Rev. 5% 10/1/2033	5,058,332
5,000	M	Manatee County School Board COP 5.625% 7/1/2031	5,659,450
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375%10/1/2028	5,291,250
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2019 (a)	5,278,150
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2019 (a)	5,210,700
5,000	M	Miami-Dade County Spl. Oblig. 5% 4/1/2019 (a)	5,214,200
		Miami-Dade County Water & Sewer Revenue:
5,000	M	5.125%10/1/2018(a)	5,135,450
5,000	M	4%10/1/2047	5,349,700
5,000	M	Orange County School Board COP 5.5% 8/1/2019 (a)	5,304,950
		Port Saint Lucie Utility Revenue:
4,525	M	5%9/1/2018(a)	4,630,523
475	M	5%9/1/2029	485,474
5,000	M	Tampa-Hillsborough County Expressway Auth. 4% 7/1/2042	5,381,900
			84,260,434
		Georgia—4.4%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030	5,494,550
		Atlanta Water & Wastewater Revenue:
3,420	M	5.25%11/1/2019(a)	3,647,088
9,040	M	5.5% 11/1/2019	9,677,410
1,580	M	5.25% 11/1/2034	1,676,649
5,000	M	5% 11/1/2035	5,843,000
3,550	M	Georgia State Environmental Loan Acquisition Corp.
		5.125%3/15/2031	3,686,781
			30,025,478

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
December 31, 2017

Principal Amount		Security	Value
		Hawaii—.8%
$5,000	M	Hawaii State 4% 5/1/2037	$5,455,050
		Illinois—6.1%
15,415	M	Chicago Board of Education Lease Certificates 6% 1/1/2020	15,871,284
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2021 (a)	5,707,250
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Brothers Health 5.25% 4/14/2018 (a)	5,054,450
5,000	M	Children's Memorial Hospital 5.25% 8/15/2033	5,129,400
7,000	M	Northwestern Memorial Hospital 5.75% 8/15/2019 (a)	7,465,150
1,790	M	Regional Transportation Auth. 7.75% 6/1/2019	1,883,348
			41,110,882
		Indiana—1.3%
550	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
		6.125%7/1/2029	565,856
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2018 (a)	8,524,506
			9,090,362
		Kentucky—.8%
5,000	M	Kentucky Eco. Dev. Fin. Auth. Rev. 5.75% 6/1/2018 (a)	5,089,600
		Louisiana—.8%
6,475	M	Regional Trans. Auth. Zero Coupon 12/1/2021	5,396,589
		Maine—.3%
1,725	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	1,813,303
		Massachusetts—1.9%
1,800	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	1,886,040
5,000	M	Massachusetts State GO 5% 7/1/2037	5,943,400
5,000	M	Massachusetts State Health & Edl. Facs. Auth. Rev. 5% 7/1/2034	5,222,800
			13,052,240
		Michigan—4.2%
4,970	M	Detroit Sewer Disp. Sys. Rev. 7.5% 7/1/2019 (a)	5,400,551

Principal Amount		Security	Value
		Michigan (continued)
$5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2019 (a)	$5,341,200
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2018 (a)	5,213,550
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	5,461,875
6,300	M	Wayne County Airport Auth. Rev. 5% 12/1/2045	7,330,680
			28,747,856
		Missouri—.8%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2018 (a)	5,173,250
		Montana—.1%
780	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	786,248
		Nebraska—.9%
5,000	M	Omaha Public Power Dist. Electric Rev. 5% 2/1/2042	6,027,850
		Nevada—.8%
5,000	M	Clark County Passenger Facs. Chrg. McCarran Arpt. Rev. 5% 7/1/2030	5,314,100
		New Jersey—4.2%
5,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040	5,711,500
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625%6/1/2030	5,265,200
		New Jersey State Turnpike Auth. Revenue:
8,140	M	5%7/1/2022(a)	9,267,023
5,000	M	5%1/1/2037	5,967,600
1,860	M	5%1/1/2043	2,100,424
			28,311,747
		New Mexico—.8%
5,000	M	Grant County Dept. of Health 5.25% 7/1/2031	5,094,450
		New York—14.3%
5,000	M	Metropolitan Trans Auth. Dedicated Tax Fund 5% 11/15/2047	5,985,350
5,000	M	New York City GO 5% 12/1/2041	5,918,350

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
December 31, 2017

Principal Amount		Security	Value
		New York (continued)
		New York City Municipal Water Fin. Auth. Revenue:
$22,000	M	6%6/15/2021	$25,276,240
5,000	M	5%6/15/2048	5,939,700
		New York City Trans. Fin. Auth. Rev. Future Tax:
7,500	M	5%11/1/2038	8,301,600
5,000	M	5%8/1/2042	5,757,000
		New York State Dorm. Auth. Revenue:
3,950	M	Cornell University 5% 7/1/2040	4,249,963
10,000	M	New York University 5.75% 7/1/2027	12,290,000
		Personal Income Tax Revenue:
5,000	M	5% 3/15/2035	5,607,650
5,000	M	5% 2/15/2037	5,594,050
10,000	M	Port Authority of New York & New Jersey 5% 10/15/2042	11,940,500
			96,860,403
		North Carolina—.8%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25%1/15/2034	5,195,700
		Ohio—2.2%
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2019 (a)	5,211,350
1,975	M	Jefferson County GO 5.75% 12/1/2019	2,078,411
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034	5,199,200
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
850	M	6.125%9/1/2028	855,822
1,475	M	5.85%9/1/2033	1,510,193
			14,854,976
		Oklahoma—.9%
5,000	M	Oklahoma State Turnpike Auth. 5% 1/1/2042	5,853,300
		Pennsylvania—5.2%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025	5,461,950
6,780	M	Delaware River Joint Toll Bridge Commission 5% 7/1/2047	7,966,568
3,415	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5% 8/15/2042	3,978,680

Principal Amount		Security	Value
		Pennsylvania (continued)
		Pennsylvania State Turnpike Commission:
$6,000	M	5%12/1/2043	$6,714,360
5,000	M	5%12/1/2045	5,771,800
5,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	5,645,100
			35,538,458
		Rhode Island—1.1%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2019 (a)	7,350,700
		South Carolina—.8%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034	5,604,600
		Texas—9.7%
4,495	M	Crandall ISD GO 4% 8/15/2043	4,847,363
3,330	M	Cypress-Fairbanks ISD TOB Trust 10.477% 2/15/2044 (b)	4,693,502
		Hitchcock Independent School District General Obligation:
4,385	M	5.25%2/15/2018(a)	4,404,426
615	M	5.25%2/15/2030	617,847
10,000	M	Houston GO 4% 2/15/2042	10,817,100
4,730	M	Houston Utilities System Rev. 5.125% 5/15/2019 (a)	4,955,716
1,210	M	Houston Utilities Systems Wtr. & Swr. Rev. 5% 11/15/2027	1,213,509
		North Texas Tollway Auth. Revenue:
700	M	5.125%1/1/2028	700,000
5,000	M	5%1/1/2043	5,900,600
3,330	M	Northwest ISD TOB Trust 10.497% 2/15/2042 (b)	5,093,635
5,000	M	Odessa Junior College Dist. 4% 8/15/2041	5,375,900
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035	5,375,750
5,000	M	State of Texas TOB Trust 6.275% 8/1/2035 (b)	5,498,750
5,000	M	Tyler Independent School District 5% 2/15/2042	5,950,400
			65,444,498
		Utah—.8%
5,000	M	Central Utah Water Conservancy Dist. 4% 10/1/2039	5,508,450

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
December 31, 2017

Principal Amount		Security		Value
		Virginia—.8%
$5,000	M	Virginia State Commonwealth Trans. Brd. 4% 5/15/2042		$5,405,500
		Washington—4.7%
5,000	M	Central Puget Sound Regl. Trans. Auth. Sales & Use 5% 11/1/2045		5,879,650
5,115	M	Pierce County School District TOB Trust Receipts 10.47% 12/1/2039 (b)		7,906,972
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033		5,152,700
7,000	M	Providence Health 5.25% 10/1/2033		7,195,230
5,500	M	Washington State TOB 7.756% 1/1/2018 (b)		5,500,000
				31,634,552
		West Virginia—.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 12/1/2018 (a)		4,656,735
		Wisconsin—4.0%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021		13,997,640
6,905	M	Wisconsin State General Fund 5.75% 5/1/2019 (a)		7,286,363
5,000	M	Wisconsin State Hlth & Edl. Facs. Auth. Rev. 5% 11/15/2041		5,543,550
				26,827,553
Total Value of Municipal Bonds (cost $639,362,210)			100.3%	678,934,845
Excess of Liabilities Over Other Assets			(.3)	(1,874,474)
Net Assets			100.0%	$677,060,371

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at December 31, 2017.

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation
ISD	Independent School District
TOB	Tender Option Bond

See notes to financial statements

Fund Expenses (unaudited)
TAX EXEMPT OPPORTUNITIES FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period (7/1/17-12/31/17)*
Class A Shares	1.00%
Actual		$1,000.00	$1,014.61	$5.08
Hypothetical**		$1,000.00	$1,020.17	$5.09
Class B Shares	1.71%
Actual		$1,000.00	$1,010.91	$8.67
Hypothetical**		$1,000.00	$1,016.59	$8.69
Advisor Class Shares	0.82%
Actual		$1,000.00	$1,015.79	$4.17
Hypothetical**		$1,000.00	$1,021.08	$4.18
Institutional Class Shares	0.69%
Actual		$1,000.00	$1,015.62	$3.51
Hypothetical**		$1,000.00	$1,021.73	$3.52

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2017, and are based on the total value of investments.

Cumulative Performance Information (unaudited)
TAX EXEMPT OPPORTUNITIES FUND

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Opportunities Fund (Class A shares) and the ICE BofA Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	ICE BofA Merrill Lynch Municipal Index
One Year	3.91%	3.18%	4.09%	4.18%	5.40%
Five Years	2.58%	1.83%	N/A	N/A	3.17%
Ten Years or Since Inception**	4.63%	4.02%	2.47%	2.59%	4.59%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(0.26%)	(0.82%)	4.09%	4.18%
Five Years	1.74%	1.47%	N/A	N/A
Ten Years or Since Inception**	4.20%	4.02%	2.47%	2.59%
S.E.C 30-Day Yield***	1.25%	0.59%	1.53%	1.87%

The graph compares a $10,000 investment in the First Investors Tax Exempt Opportunities Fund (Class A shares) beginning 12/31/07 with a theoretical investment in the ICE BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and expenses of the different classes.

*
Average Annual Total Return figures (for the periods ended 12/31/17) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 4.00% (prior to 1/31/17, the maximum sales charge was 5.75%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (0.31%), 1.69% and 4.16%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.20%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (0.88%), 1.43% and 3.98%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 0.54%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 4.04% and 2.39%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.48%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 4.13% and 2.51%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.81%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Intercontinental Exchange and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2017.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.03%.

Portfolio of Investments
TAX EXEMPT OPPORTUNITIES FUND
December 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—100.4%
		Alabama—.3%
$1,000	M	Birmingham Special Care Facs. Fing. Auth. Rev. 6% 6/1/2019 (a)	$1,061,860
		Alaska—1.1%
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2019 (a)	3,216,480
		Arizona—1.1%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2018 (a)	1,277,788
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2018 (a)	2,055,100
			3,332,888
		California—6.2%
		California State General Obligation:
2,000	M	5%9/1/2036	2,392,320
5,000	M	5%4/1/2037	5,703,000
5,000	M	San Diego Unified School District GO 4% 7/1/2047	5,440,600
5,100	M	University of California Rev. 4% 5/15/2047	5,449,095
			18,985,015
		Colorado—.4%
1,100	M	Fort Lupton Water Rev. 4% 12/1/2042	1,195,645
		Connecticut—.3%
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,009,360
		District of Columbia—1.0%
3,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029	3,168,840
		Florida—10.6%
5,000	M	Broward County Airport Sys. Rev. 5.25% 10/1/2030	5,931,250
8,000	M	Cape Coral Water & Sewer Rev. 4% 10/1/2042	8,497,360
750	M	Florida St. Muni. Power Agy. Rev. 5% 10/1/2028	768,780
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	3,635,571
1,250	M	Manatee County School Dist. Rev. 5% 10/1/2032	1,482,638
1,500	M	Miami-Dade County Hlth. Facs. Auth. Rev. 5% 8/1/2042	1,737,525

Principal Amount		Security	Value
		Florida (continued)
		Miami-Dade Water & Sewer System Revenue:
$5,000	M	3.125%10/1/2039	$4,902,950
5,000	M	4%10/1/2040	5,380,150
			32,336,224
		Georgia—4.3%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030	5,494,550
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,808,600
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2018 (a)	1,534,380
1,155	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031	1,199,502
2,000	M	Medical Center Hospital Auth. Rev. 6.5% 8/1/2018 (a)	2,057,520
			13,094,552
		Hawaii—.9%
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,689,150
		Illinois—3.2%
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2021 (a)	5,707,250
2,500	M	Illinois State Fin. Auth. Rev. 5% 12/1/2030	2,806,825
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,269,460
			9,783,535
		Kentucky—.2%
545	M	Louisville & Jefferson Cnty. Met. Sewer Dist. 4% 5/15/2045	577,537
		Louisiana—1.7%
250	M	Louisiana Pub. Facs. Auth. Rev. (Tulane University) 4% 12/15/2050	265,390
1,500	M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2018 (a)	1,529,175
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2019 (a)	1,045,270
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2019 (a)	2,460,912
			5,300,747
		Massachusetts—3.1%
3,550	M	Massachusetts State Dev. Fin. Agy. Rev. 4% 7/1/2046	3,829,243

Portfolio of Investments (continued)
TAX EXEMPT OPPORTUNITIES FUND
December 31, 2017

Principal Amount		Security	Value
		Massachusetts (continued)
$5,000	M	Massachusetts State GO 5% 8/1/2035	$5,553,750
			9,382,993
		Michigan—5.0%
5,000	M	Holland Elec. Rev. 5% 7/1/2039	5,500,300
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	5,564,550
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029	1,110,690
250	M	Saginaw County GO 4% 11/1/2042	268,270
2,500	M	Wayne County Arpt. Auth. Rev. 5% 12/1/2042	2,779,775
			15,223,585
		Minnesota—.4%
		Minnesota State Higher Education Facilities Revenue:
500	M	Macalester College 4% 3/1/2042	543,115
500	M	University of Saint Thomas 4% 10/1/2036	537,140
			1,080,255
		Mississippi—2.0%
		Mississippi Dev. Bk. Special Obligation:
		Jackson County Ltd. Tax Revenue:
2,660	M	5.375%7/1/2029	2,816,248
2,000	M	5.625%7/1/2039	2,122,860
1,000	M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030	1,247,110
			6,186,218
		Missouri—2.0%
1,000	M	Bi-State Dev. Agy. 5% 10/1/2028	1,025,110
		Kansas City Special Obligation Revenue:
4,000	M	5%9/1/2034	4,180,920
1,000	M	5%9/1/2037	1,044,560
			6,250,590
		Nebraska—1.4%
4,000	M	Omaha Public Power Dist. Rev. 4% 2/1/2042	4,333,520

Principal Amount		Security	Value
		New Jersey—5.9%
$1,500	M	New Jersey State Educational Facs. Auth. Rev. 5% 7/1/2035	$1,770,720
4,000	M	New Jersey State Trans. Trust Fund Auth. Trans. Sys. Rev.
		5.5%12/15/2038	4,158,480
		New Jersey State Turnpike Authority Revenue:
5,000	M	4%1/1/2043	5,335,450
6,000	M	5%1/1/2045	6,870,120
			18,134,770
		New York—14.6%
3,000	M	Long Island Power Auth. Rev. 5% 9/1/2041	3,514,440
4,000	M	Metropolitan Transportation Auth. Trans. Rev. 4% 11/15/2037	4,346,560
		Monroe County Indl. Dev. Corp. Rev. (University of Rochester):
1,310	M	4%7/1/2036	1,425,437
850	M	4%7/1/2037	922,701
4,050	M	Nassau County GO 5% 4/1/2021 (a)	4,474,076
		New York City Trans. Fin. Auth. Revenue:
5,000	M	5%7/15/2037	5,623,850
7,000	M	5%11/1/2038	7,748,160
5,000	M	New York City Water & Sewer Sys. Rev. 4% 6/15/2048	5,408,700
		New York State Dormitory Auth. Revenue:
5,000	M	Columbia University 5% 10/1/2041	5,475,400
5,000	M	State Personal Income Tax Rev. 5% 3/15/2034	5,609,800
			44,549,124
		North Carolina—3.7%
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2019 (a)	3,126,900
		University of North Carolina at Asheville:
1,000	M	4%6/1/2036	1,082,340
1,000	M	4%6/1/2037	1,080,780
		University of North Carolina at Charlotte:
500	M	4%10/1/2034	550,845
180	M	4%10/1/2035	197,820
1,000	M	4%10/1/2037	1,093,650
1,000	M	4%10/1/2040	1,090,100

Portfolio of Investments (continued)
TAX EXEMPT OPPORTUNITIES FUND
December 31, 2017

Principal Amount		Security	Value
		North Carolina (continued)
$1,755	M	University of North Carolina at Greensboro Rev. 4% 4/1/2034	$1,934,800
1,110	M	Winston-Salem Water & Sewer Sys. Rev. 4% 6/1/2047	1,214,695
			11,371,930
		Ohio—1.9%
250	M	Northeast Ohio Reg. Sch. Distr. Rev 4% 11/15/2043	272,825
5,000	M	University of Cincinnati 5% 6/1/2028	5,579,500
			5,852,325
		Oklahoma—2.0%
		Oklahoma State Turnpike Auth. Revenue:
250	M	4%1/1/2042	272,462
5,000	M	5%1/1/2042	5,853,300
			6,125,762
		Pennsylvania—5.5%
5,000	M	Allegheny County Port Auth. Spl. Rev. 5.25% 3/1/2024	5,519,500
		Delaware County Auth. Revenue:
1,100	M	5%10/1/2037	1,305,711
1,500	M	5%10/1/2042	1,763,070
2,000	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 4% 8/15/2042	2,122,980
		Pennsylvania State Turnpike Comm. Revenue:
2,500	M	5%12/1/2039	2,878,950
1,000	M	5%12/1/2042	1,173,160
1,000	M	5%12/1/2044	1,147,490
635	M	5%12/1/2045	733,019
			16,643,880
		Rhode Island—1.6%
		Rhode Island Hlth. & Edl. Bldg. Corporation
		University of Rhode Island Revenue:
1,415	M	5.25%9/15/2029	1,492,174
2,000	M	4%9/15/2042	2,120,440

Principal Amount		Security	Value
		Rhode Island (continued)
$1,000	M	Rhode Island State Turnpike & Bridge Auth. Rev. 5% 10/1/2040	$1,159,330
			4,771,944
		Tennessee—.3%
1,000	M	Met. Govt. Nashville & Davidson Cnty Hlth. & Edl. Fac. Rev. 4% 7/1/2047	1,049,170
		Texas—11.9%
2,220	M	Allen Ind. Sch. Dist. GO 4% 2/15/2041	2,410,631
5,000	M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030	5,931,900
2,000	M	Galveston County GO 4% 2/1/2037	2,179,440
5,000	M	Houston Ind. Sch. Dist GO 4% 2/15/2042	5,408,550
5,000	M	Houston Utility System Rev. 5.25% 11/15/2031	5,485,650
1,000	M	Lake Travis Ind. Sch. Dist. GO 4% 2/15/2040	1,088,380
1,000	M	Liberty Hill Ind. Sch. Dist. GO 4% 8/1/2035	1,086,950
2,165	M	Little Elm Ind. Sch. Dist. GO 5% 8/15/2037	2,386,501
		North Texas Tollway Auth. Revenue:
800	M	4%1/1/2037	862,000
5,000	M	5%1/1/2040	5,553,700
1,500	M	5%1/1/2043	1,770,180
2,000	M	West Travis County Public Utility Agy. Rev. 4% 8/15/2041	2,138,340
			36,302,222
		Utah—2.7%
2,000	M	Central Utah Water Conservancy Dist. Rev. 4% 10/1/2039	2,203,380
4,255	M	Jordan Valley Water Conservancy Dist. Rev. 4% 10/1/2041	4,600,846
1,300	M	Utah Infrastructure Agy. Tele. & Franchise Tax Rev. 5.5% 10/15/2021 (a)	1,478,191
			8,282,417
		Virginia—2.1%
		Virginia Res. Auth. Infrastructure Revenue:
1,735	M	4%11/1/2042	1,894,030
1,400	M	4%11/1/2044	1,525,818
1,905	M	4%11/1/2045	2,074,507

Portfolio of Investments (continued)
TAX EXEMPT OPPORTUNITIES FUND
December 31, 2017

Principal Amount		Security		Value
		Virginia (continued)
$745	M	Western Virginia Reg. Jail. Auth. Rev. 5% 12/1/2037		$877,305
				6,371,660
		Washington—3.0%
2,520	M	Pierce County School District TOB Trust 10.47% 12/1/2039 (b)		3,895,516
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		5,139,450
				9,034,966
Total Value of Municipal Bonds (cost $290,024,297)			100.4%	306,699,164
Excess of Liabilities Over Other Assets			(.4)	(1,339,856)
Net Assets			100.0%	$305,359,308

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at December 31, 2017.

Summary of Abbreviations:

GO	General Obligation
TOB	Tender Option Bond

See notes to financial statements

Fund Expenses (unaudited)
CALIFORNIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period (7/1/17-12/31/17)*
Class A Shares	0.94%
Actual		$1,000.00	$1,008.85	$4.76
Hypothetical**		$1,000.00	$1,020.47	$4.79
Advisor Class Shares	0.61%
Actual		$1,000.00	$1,010.34	$3.09
Hypothetical**		$1,000.00	$1,022.13	$3.11
Institutional Class Shares	0.62%
Actual		$1,000.00	$1,011.12	$3.14
Hypothetical**		$1,000.00	$1,022.08	$3.16

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2017, and are based on the total value of investments.

Cumulative Performance Information (unaudited)
CALIFORNIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors California Tax Exempt Fund (Class A shares) and the ICE BofA Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Advisor Class	Institutional Class	ICE BofA Merrill Lynch Municipal Index
One Year	3.78%	4.11%	4.19%	5.40%
Five Years	2.88%	N/A	N/A	3.17%
Ten Years or Since Inception**	4.29%	2.88%	2.89%	4.59%+

S.E.C. Standardized	Class A	Advisor Class	Institutional Class
One Year	(0.34%)	4.11%	4.19%
Five Years	2.04%	N/A	N/A
Ten Years or Since Inception**	3.86%	2.88%	2.89%
S.E.C 30-Day Yield***	1.02%	1.39%	1.37%

The graph compares a $10,000 investment in the First Investors California Tax Exempt Fund (Class A shares) beginning 12/31/07 with a theoretical investment in the ICE BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and expenses of the different classes.

*
Average Annual Total Return figures (for the periods ended 12/31/17) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 4.00% (prior to 1/31/17, the maximum sales charge was 5.75%). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (0.44%), 1.96% and 3.79%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 0.92%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 4.01% and 2.80%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.29%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 4.09% and 2.81%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.27%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Intercontinental Exchange and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2017.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.03%.

Portfolio of Investments
CALIFORNIA TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.3%
		Airport—7.6%
$1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033	$1,078,590
1,000	M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034	1,020,080
		San Jose Airport Revenue:
575	M	5%3/1/2036	687,349
570	M	5%3/1/2037	679,833
1,000	M	5%3/1/2042	1,187,320
			4,653,172
		Appropriation—1.9%
1,000	M	Golden State Tobacco Settlement 5% 6/1/2045	1,149,180
		Education—6.4%
500	M	California Educ. Facs. Auth. Rev. (Harvey Mudd College)
		5.25%12/1/2031	565,665
		California State Muni. Fin. Auth. Revenue:
1,000	M	4%1/1/2043	1,101,230
1,000	M	4%1/1/2048	1,094,850
1,000	M	California State University Rev. 5% 11/1/2037	1,128,530
			3,890,275
		Electric—4.0%
2,000	M	Los Angeles Water & Power Rev. 5% 7/1/2036	2,416,620
		General Obligation—20.9%
		California State Various Purpose:
1,000	M	5%9/1/2031	1,156,890
2,000	M	5%4/1/2037	2,281,200
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,057,760
1,000	M	Liberty Union High School District 4% 8/1/2042	1,080,100
1,000	M	Los Angeles Unified School District 5% 7/1/2040	1,164,690
1,000	M	Miracosta Community College District 4% 8/1/2042	1,095,780
350	M	Natomas Unified School District 5.95% 9/1/2021	373,916
1,000	M	New Haven Unified School District 5% 8/1/2040	1,169,330
1,000	M	San Diego Unified School District 5% 7/1/2040	1,169,150

Principal Amount		Security	Value
		General Obligation (continued)
$1,000	M	San Francisco Bay Area 4% 8/1/2037	$1,100,180
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032	1,118,270
			12,767,266
		Health Care—5.2%
		California Health Facs. Fin. Auth. Revenue:
750	M	Stanford Health Care 5% 11/15/2036	900,675
500	M	Stanford Hospital 5.25% 11/15/2031	556,385
1,000	M	Sutter Health 5% 8/15/2043	1,167,100
500	M	California Statewide Communities Dev. Auth. Rev. 5.5% 8/15/2026	550,310
			3,174,470
		Lease—2.8%
		California State Public Works Lease Revenue:
500	M	5% 12/1/2029	555,755
1,000	M	5.5% 11/1/2030	1,186,160
			1,741,915
		Other Tax—5.1%
850	M	Los Angeles County Metropolitan Trans. Auth. 5% 6/1/2038	1,023,145
1,000	M	Riverside County Trans. Commission Sales Tax Rev.
		5% 6/1/2032	1,077,620
1,000	M	West Contra Costa Healthcare COP 5.375% 7/1/2024	1,001,370
			3,102,135
		Pre-Refunded/Escrowed-to-Maturity—34.6%
1,000	M	Alhambra Unified School District 5.25% 8/1/2019 (a)	1,058,400
500	M	Anaheim Public Fing. Auth. Rev. 5% 4/1/2021 (a)	553,195
1,000	M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2023 (a)	1,163,790
		California Health Facs. Fin. Auth. Revenue:
1,000	M	6.5% 10/1/2018(a)	1,037,840
1,000	M	5.125% 7/1/2020(a)	1,086,120

Portfolio of Investments (continued)
CALIFORNIA TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security	Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
		California State Public Works Lease Revenue:
$1,000	M	5% 9/1/2022(a)	$1,145,320
1,000	M	5% 9/1/2023(a)	1,170,300
1,000	M	California Statewide Communities Dev. Auth. Rev. 5.125% 7/1/2018 (a)	1,018,840
1,000	M	Centinela Valley Union School District 5% 8/1/2021 (a)	1,115,910
1,000	M	Chico Unified School District 5% 8/1/2018 (a)	1,020,930
1,000	M	College of the Sequoias 5.25% 8/1/2019 (a)	1,058,400
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2018 (a)	1,021,640
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2020 (a)	1,129,810
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2019 (a)	1,050,000
665	M	Los Angeles Wastewater System 5% 6/1/2020 (a)	717,602
1,000	M	Mojave Water Agency COP 5.5% 6/1/2019 (a)	1,056,060
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2018 (a)	515,230
1,000	M	San Bernardino Community College District 6.5% 8/1/2018 (a)	1,028,940
1,000	M	San Francisco City & County Airport Rev. 5.25% 5/1/2018 (a)	1,012,450
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2021 (a)	1,127,070
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2019 (a)	1,041,880
			21,129,727
		Transportation—1.9%
1,000	M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032	1,156,480
		Water/Sewer—8.9%
		Los Angeles Wastewater System Revenue:
335	M	5% 6/1/2027	361,582
1,000	M	5% 6/1/2035	1,176,280
500	M	Metropolitan Water District So. Cal. 5% 7/1/2029	525,690
1,000	M	Orange County Water District Rev. 4% 8/15/2041	1,090,050
1,000	M	San Diego County Water Auth. Rev. 5% 5/1/2033	1,143,820

Principal Amount		Security		Value
		Water/Sewer (continued)
$1,000	M	San Francisco City & County Pub. Util. Commission 5% 11/1/2035		$1,126,410
				5,423,832
Total Value of Municipal Bonds (cost $56,643,606)			99.3%	60,605,072
Other Assets, Less Liabilities			.7	456,719
Net Assets			100.0%	$61,061,791

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)
CONNECTICUT TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Fund Expenses	Annualized Expense Ratio	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period (7/1/17-12/31/17)*
Class A Shares	0.96%
Actual		$1,000.00	$1,007.58	$4.86
Hypothetical**		$1,000.00	$1,020.37	$4.89
Class B Shares	1.73%
Actual		$1,000.00	$1,003.78	$8.74
Hypothetical**		$1,000.00	$1,016.49	$8.79
Advisor Class Shares	0.66%
Actual		$1,000.00	$1,009.28	$3.34
Hypothetical**		$1,000.00	$1,021.88	$3.36
Institutional Class Shares	0.67%
Actual		$1,000.00	$1,009.42	$3.39
Hypothetical**		$1,000.00	$1,021.83	$3.41

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2017, and are based on the total value of investments.

Cumulative Performance Information (unaudited)
CONNECTICUT TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Connecticut Tax Exempt Fund (Class A shares) and the ICE BofA Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	ICE BofA Merrill Lynch Municipal Index
One Year	2.57%	1.77%	2.86%	2.84%	5.40%
Five Years	1.88%	1.13%	N/A	N/A	3.17%
Ten Years or Since Inception**	3.65%	3.05%	1.70%	1.99%	4.59%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(1.53%)	(2.21%)	2.86%	2.84%
Five Years	1.04%	0.77%	N/A	N/A
Ten Years or Since Inception**	3.22%	3.05%	1.70%	1.99%
S.E.C 30-Day Yield***	1.34%	0.64%	1.69%	1.63%

The graph compares a $10,000 investment in the First Investors Connecticut Tax Exempt Fund (Class A shares) beginning 12/31/07 with a theoretical investment in the ICE BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and expenses of the different classes.

Cumulative Performance Information (unaudited) (continued)
CONNECTICUT TAX EXEMPT FUND

*
Average Annual Total Return figures (for the periods ended 12/31/17) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 4.00% (prior to 1/31/17, the maximum sales charge was 5.75%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.63%), 0.97% and 3.15%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.24%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.31%), 0.71% and 2.98%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 0.54%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.76% and 1.61%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.58%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.74% and 1.90%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.53%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Intercontinental Exchange and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2017.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.03%.

Portfolio of Investments
CONNECTICUT TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—102.6%
		Appropriation—10.8%
$1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75%6/15/2034	$1,020,850
1,000	M	Connecticut State Hlth. & Educ. Facs. Auth. Rev.
		(State Supported Child Care) 5% 7/1/2028	1,075,170
1,750	M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024	1,754,655
			3,850,675
		Education—11.0%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Connecticut College 5% 7/1/2041	1,085,600
510	M	Greenwich Academy 5.25% 3/1/2032	640,162
1,000	M	Sacred Heart University 5% 7/1/2042	1,166,870
1,000	M	University of Connecticut 4.75% 2/15/2029	1,026,610
			3,919,242
		Electric—1.5%
500	M	Connecticut St. Transmission Muni. Elec. Energy Rev.
		5% 1/1/2030	550,640
		General Obligation—21.8%
		Bloomfield:
500	M	4% 8/1/2030	565,795
485	M	4% 8/1/2031	544,859
830	M	Bristol 4% 8/1/2030	927,600
1,000	M	Connecticut State 5% 11/1/2031	1,091,830
250	M	Regional School District #18, 4% 8/15/2029	284,622
700	M	Stamford 3% 7/15/2030	720,118
		Stratford:
500	M	5% 7/1/2034	574,265
500	M	5% 7/1/2035	573,170
500	M	5% 7/1/2036	572,445
1,000	M	Waterbury 5% 12/1/2032	1,144,840

Portfolio of Investments (continued)
CONNECTICUT TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security	Value
		General Obligation (continued)
		Waterford:
$350	M	4% 8/1/2029	$398,944
350	M	4% 8/1/2030	394,464
			7,792,952
		Health Care—4.7%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500	M	Ascension Health Credit Group 5% 11/15/2040	526,675
1,000	M	Trinity Heal th Corp. 5% 12/1/2045	1,152,680
			1,679,355
		Housing—1.5%
500	M	Connecticut State Housing Fin. Auth. 3.875% 11/15/2035	532,445
		Other Revenue—3.2%
		Connecticut State Revolving Fund:
500	M	5% 3/1/2034	589,010
510	M	4% 5/1/2036	555,982
			1,144,992
		Other Tax—5.2%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000	M	5% 11/1/2025	1,026,320
750	M	5% 8/1/2035	848,813
			1,875,133
		Pre-Refunded/Escrowed-to-Maturity—24.3%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Child Care Facilities Program 6% 7/1/2018 (a)	1,022,490
1,000	M	Loomis Chafee School 5% 7/1/2018 (a)	1,017,830
460	M	Middlesex Hospital 5% 7/1/2021 (a)	510,131
1,000	M	Quinnipiac University 5.75% 7/1/2018 (a)	1,021,510
1,000	M	Wesleyan University 5% 7/1/2020 (a)	1,078,480
1,000	M	William W. Backus Hospital 5% 7/1/2018 (a)	1,017,830

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$500	M	Yale-New Haven Hospital 5.25% 7/1/2020 (a)		$544,195
855	M	Hartford 5% 4/1/2021 (a)		937,986
1,500	M	New Haven 5% 3/1/2019 (a)		1,556,820
				8,707,272
		Water/Sewer—18.6%
1,000	M	Greater New Haven Water Pollution Control 5% 8/15/2030		1,165,490
		Hartford Cnty. Met. Dist. Clean Water Project Revenue:
1,000	M	5% 4/1/2036		1,099,200
500	M	5% 11/1/2042		554,140
		South Central Connecticut Water System Revenue:
500	M	5% 8/1/2028		614,590
1,000	M	5.25% 8/1/2029		1,009,360
1,000	M	5% 8/1/2047(b)		1,212,440
		Stamford Water Pollution Control Sys.& Fac. Revenue:
75	M	5% 9/15/2030		89,212
750	M	5.5% 8/15/2038		894,060
				6,638,492
Total Value of Municipal Bonds (cost $35,316,722)			102.6%	36,691,198
Excess of Liabilities Over Other Assets			(2.6)	(920,534)
Net Assets			100.0%	$35,770,664

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

See notes to financial statements

Fund Expenses (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period (7/1/17-12/31/17)*
Class A Shares	1.00%
Actual		$1,000.00	$1,007.31	$5.06
Hypothetical**		$1,000.00	$1,020.17	$5.09
Class B Shares	1.67%
Actual		$1,000.00	$1,003.48	$8.43
Hypothetical**		$1,000.00	$1,016.79	$8.49
Advisor Class Shares	0.63%
Actual		$1,000.00	$1,008.80	$3.19
Hypothetical**		$1,000.00	$1,022.03	$3.21
Institutional Class Shares	0.68%
Actual		$1,000.00	$1,008.58	$3.44
Hypothetical**		$1,000.00	$1,021.78	$3.47

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2017, and are based on the total value of investments.

Cumulative Performance Information (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Massachusetts Tax Exempt Fund (Class A shares) and the ICE BofA Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	ICE BofA Merrill Lynch Municipal Index
One Year	3.04%	2.39%	3.33%	3.40%	5.40%
Five Years	2.00%	1.32%	N/A	N/A	3.17%
Ten Years or Since Inception**	3.75%	3.16%	2.09%	2.10%	4.59%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(1.10%)	(1.60%)	3.33%	3.40%
Five Years	1.17%	0.96%	N/A	N/A
Ten Years or Since Inception**	3.33%	3.16%	2.09%	2.10%
S.E.C 30-Day Yield***	0.92%	0.29%	1.35%	1.20%

The graph compares a $10,000 investment in the First Investors Massachusetts Tax Exempt Fund (Class A shares) beginning 12/31/07 with a theoretical investment in the ICE BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and expenses of the different classes.

Cumulative Performance Information (unaudited) (continued)
MASSACHUSETTS TAX EXEMPT FUND

*
Average Annual Total Return figures (for the periods ended 12/31/17) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 4.00% (prior to 1/31/17, the maximum sales charge was 5.75%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.20%), 1.09% and 3.25%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 0.82%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.69%), 0.89% and 3.08%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 0.19%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 3.23% and 2.01%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.25%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 3.29% and 2.02%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.10%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Intercontinental Exchange and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2017.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.03%.

Portfolio of Investments
MASSACHUSETTS TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.8%
		Education—27.6%
		Massachusetts State Dev. Fin. Agy. Revenue:
$1,000	M	Boston College 5% 7/1/2039	$1,197,980
500	M	Broad Institute 4% 4/1/2041	544,605
500	M	Emerson College 5% 1/1/2040	586,275
1,000	M	Lesley University 5.25% 7/1/2033	1,112,030
500	M	Phillips Academy 5% 9/1/2038	577,580
1,000	M	Williams 4% 7/1/2046	1,078,660
315	M	Massachusetts State Edl. Fing. Auth. 6% 1/1/2028	333,421
1,000	M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039	1,119,280
			6,549,831
		General Obligation—10.4%
1,000	M	Massachusetts State 5.5% 8/1/2030	1,326,200
500	M	Quincy 5% 12/1/2028	544,875
500	M	Worcester 5% 1/15/2030	587,910
			2,458,985
		Health Care—.7%
150	M	Massachusetts State Dev. Fin. Agy. Rev.
		(Partners Healthcare) 5% 7/1/2047	173,566
		Housing—4.5%
1,000	M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035	1,074,920
		Other Revenue—1.8%
350	M	Marthas Vineyard Land Bank 5% 5/1/2036	418,205
		Other Tax—4.7%
1,000	M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032	1,114,170

Portfolio of Investments (continued)
MASSACHUSETTS TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity—43.2%
$1,000	M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2018 (a)		$1,017,830
1,000	M	Massachusetts State College Building Auth. 5% 5/1/2020 (a)		1,075,690
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	5.75% 9/1/2018 (a)		1,027,560
1,000	M	5.5% 11/15/2018 (a)		1,035,090
750	M	5.6% 10/1/2019 (a)		801,518
1,000	M	Massachusetts State Health & Edl. Facs. Auth. Rev.
		5.375% 8/1/2018 (a)		1,022,610
1,000	M	Massachusetts State Trans. Accelerated Brdg. Prog. 5% 6/1/2021 (a)		1,106,450
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2020 (a)		1,083,660
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2019 (a)		1,042,840
1,000	M	Springfield Water & Sewer Commission Rev. 5.75% 10/15/2018 (a)		1,033,350
				10,246,598
		Toll & Turnpike—4.5%
1,000	M	Massachusetts State Dept. of Trans. 5% 1/1/2035		1,059,780
		Water/Sewer—2.4%
500	M	Boston Water & Sewer Commission Rev. 5% 11/1/2030		574,905
Total Value of Municipal Investments (cost $22,049,862)			99.8%	23,670,960
Other Assets, Less Liabilities			.2	36,017
Net Assets			100.0%	23,706,977

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)
MICHIGAN TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period (7/1/17-12/31/17)*
Class A Shares	1.04%
Actual		$1,000.00	$1,008.86	$5.27
Hypothetical**		$1,000.00	$1,019.97	$5.30
Class B Shares	1.79%
Actual		$1,000.00	$1,005.24	$9.05
Hypothetical**		$1,000.00	$1,016.19	$9.10
Advisor Class Shares	0.78%
Actual		$1,000.00	$1,010.60	$3.95
Hypothetical**		$1,000.00	$1,021.28	$3.97
Institutional Class Shares	0.74%
Actual		$1,000.00	$1,010.50	$3.75
Hypothetical**		$1,000.00	$1,021.48	$3.77

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2017, and are based on the total value of investments.

Cumulative Performance Information (unaudited)
MICHIGAN TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Michigan Tax Exempt Fund (Class A shares) and the ICE BofA Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	ICE BofA Merrill Lynch Municipal Index
One Year	2.71%	1.99%	3.01%	3.10%	5.40%
Five Years	2.03%	1.29%	N/A	N/A	3.17%
Ten Years or Since Inception**	3.82%	3.21%	2.31%	2.22%	4.59%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(1.41%)	(1.97%)	2.93%	3.10%
Five Years	1.20%	0.94%	N/A	N/A
Ten Years or Since Inception**	3.40%	3.21%	2.31%	2.22%
S.E.C 30-Day Yield***	1.07%	0.50%	1.37%	1.38%

The graph compares a $10,000 investment in the First Investors Michigan Tax Exempt Fund (Class A shares) beginning 12/31/07 with a theoretical investment in the ICE BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and expenses of the different classes.

*
Average Annual Total Return figures (for the periods ended 12/31/17) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 4.00% (prior to 1/31/17, the maximum sales charge was 5.75%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.51%), 1.12% and 3.33%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 0.97%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.07%), 0.87% and 3.15%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 0.40%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.82% and 2.22%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.26%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.99% and 2.14%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.29%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Intercontinental Exchange and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2017.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.03%.

Portfolio of Investments
MICHIGAN TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.1%
		Airport—4.3%
$750	M	Wayne County Airport Auth. Rev. 5% 12/1/2045	$872,700
		Combined Utility—2.7%
500	M	Lansing Brd. Wtr. & Lt. Utility Sys. Revenue 5% 7/1/2029	551,275
		Education—9.1%
750	M	Eastern Michigan University Rev. 4% 3/01/2034	808,418
300	M	Lansing Community College 4% 5/1/2035	324,564
125	M	University of Michigan Regent 5% 4/01/2035	151,912
500	M	Western Michigan University 5.25% 11/15/2033	581,695
			1,866,589
		Electric—3.0%
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	606,875
		General Obligation—27.2%
350	M	Byron Center Public Schools 5% 5/1/2043	407,190
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,029,000
1,000	M	Goodrich Area School District 5.5% 5/1/2032	1,118,970
780	M	Novi Community School District 5% 5/1/2037	912,998
750	M	Saginaw 4% 11/1/2042	804,810
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,002,370
250	M	Zeeland Public Schools 5% 5/1/2030	300,290
			5,575,628
		Health Care—8.2%
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029	1,100,760
500	M	Michigan St. Fin. Auth. Rev. 5% 12/1/2045	575,940
			1,676,700
		Lease—5.2%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025	1,061,890

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity—36.7%
$1,000	M	Detroit Michigan Sewer Disp. 7.5% 7/1/2019 (a)		$1,086,630
1,000	M	Detroit Water Supply 5.5% 7/1/2018 (a)		1,020,030
200	M	Ferris State University 5% 10/1/2018 (a)		205,234
1,000	M	Grand Rapids Water Supply 5% 1/1/2019 (a)		1,034,920
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2019 (a)		1,058,410
1,000	M	Michigan State 5% 11/1/2018 (a)		1,029,000
1,000	M	Michigan State Hosp. Fin. Auth. Rev. 6.25% 12/1/2018 (a)		1,042,710
1,000	M	Wyandotte Electric Rev. 5.25% 4/1/2019 (a)		1,045,910
				7,522,844
		Water/Sewer—2.7%
500	M	Saginaw Water Supply System Revenue 5% 7/1/2031		556,110
Total Value of Municipal Bonds (cost $19,221,043)			99.1%	20,290,611
Other Assets, Less Liabilities			.9	178,176
Net Assets			100.0%	$20,468,787

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)
MINNESOTA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period (7/1/17-12/31/17)*
Class A Shares	1.01%
Actual		$1,000.00	$1,011.45	$5.12
Hypothetical**		$1,000.00	$1,020.12	$5.14
Class B Shares	1.75%
Actual		$1,000.00	$1,007.62	$8.86
Hypothetical**		$1,000.00	$1,016.39	$8.89
Advisor Class Shares	0.74%
Actual		$1,000.00	$1,012.52	$3.75
Hypothetical**		$1,000.00	$1,021.48	$3.77
Institutional Class Shares	0.73%
Actual		$1,000.00	$1,012.18	$3.70
Hypothetical**		$1,000.00	$1,021.53	$3.72

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2017, and are based on the total value of investments.

Cumulative Performance Information (unaudited)
MINNESOTA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Minnesota Tax Exempt Fund (Class A shares) and the ICE BofA Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	ICE BofA Merrill Lynch Municipal Index
One Year	2.97%	2.18%	3.23%	3.19%	5.40%
Five Years	1.77%	1.01%	N/A	N/A	3.17%
Ten Years or Since Inception**	3.69%	3.08%	1.83%	1.86%	4.59%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(1.17%)	(1.81%)	3.23%	3.19%
Five Years	0.94%	0.65%	N/A	N/A
Ten Years or Since Inception**	3.27%	3.08%	1.83%	1.86%
S.E.C 30-Day Yield***	1.12%	0.48%	1.48%	1.46%

The graph compares a $10,000 investment in the First Investors Minnesota Tax Exempt Fund (Class A shares) beginning 12/31/07 with a theoretical investment in the ICE BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and expenses of the different classes.

Cumulative Performance Information (unaudited) (continued)
MINNESOTA TAX EXEMPT FUND

*
Average Annual Total Return figures (for the periods ended 12/31/17) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 4.00% (prior to 1/31/17, the maximum sales charge was 5.75%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.27%), 0.86% and 3.17%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.02%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.91%), 0.59% and 2.99%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 0.39%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 3.13% and 1.75%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.38%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 3.09% and 1.77%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.35%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Intercontinental Exchange and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2017.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.03%.

Portfolio of Investments
MINNESOTA TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—101.8%
		Airport—1.4%
$250	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Revenue 5% 1/1/2036	$298,065
		Appropriation—5.3%
1,000	M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029	1,120,880
		Education—15.0%
750	M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031	831,623
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Gustavus Adolphus College 5% 10/1/2047	582,090
710	M	Macalester College 4% 3/1/2042	771,223
		University of St. Thomas:
400	M	4%10/1/2034	431,460
500	M	4%10/1/2037	535,840
			3,152,236
		Electric—18.6%
		Minnesota St. Municipal Pwr. Agy. Elec. Revenue:
250	M	5.25% 10/1/2035	270,330
455	M	4% 10/1/2041	491,568
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021	500,000
315	M	5% 1/1/2041	367,041
750	M	Rochester Elec. Util. Rev. 5% 12/1/2037	890,370
500	M	Saint Paul Hsg. & Redev. Energy Rev. 4% 10/1/2032	535,840
250	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5% 1/1/2041	289,928
500	M	Western Minnesota Municipal Pwr. Agy. 5% 1/1/2036	584,150
			3,929,227
		General Obligation—4.3%
750	M	Minneapolis Special Sch. Dist. #1 5% 2/1/2035	900,068

Portfolio of Investments (continued)
MINNESOTA TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security	Value
		Health Care—11.1%
$465	M	Minneapolis Health Care Sys. Rev. 6.5% 11/15/2038	$485,804
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030	801,098
500	M	Rochester Health Care Facs. Rev. 5% 11/15/2033	647,600
370	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029	398,364
			2,332,866
		Housing—8.9%
		Minnesota State Housing Finance Agency:
5	M	Multi-Family Housing 5.05% 7/1/2034	5,124
		Single-Family Housing:
500	M	3.3%1/1/2034	504,270
500	M	4%1/1/2048	537,960
		Rental Housing Revenue:
250	M	5% 8/1/2030	258,785
300	M	5.05% 8/1/2031	322,377
220	M	5% 8/1/2033	237,893
			1,866,409
		Lease—3.9%
		Minnesota State Housing Finance Agency Revenue:
250	M	Nonprofit Housing Rev. 5% 8/1/2031	276,040
250	M	State Appropriation 5% 8/1/2036	288,507
250	M	Minnetonka Indpt. Sch. Dist. #276 COP 5% 3/1/2029	258,940
			823,487
		Other Tax—4.4%
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030	336,873
500	M	St. Paul Port Authority 5% 3/1/2036	596,345
			933,218

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity—28.9%
$500	M	Bemidji 5% 2/1/2021 (a)		$549,425
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2019 (a)		724,633
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2018 (a)		500,000
500	M	Minnesota State 5% 6/1/2018 (a)		507,325
1,000	M	Minnesota State 911 Rev. 5% 6/1/2018 (a)		1,014,650
		Minnesota State Higher Ed. Facs. Auth. Revenue:
250	M	Gustavus Adolfus College 5% 10/1/2019 (a)		264,382
500	M	Macalester College 5% 6/1/2020 (a)		538,565
		St. Cloud Health Care Revenue:
500	M	5.375% 5/1/2019 (a)		524,825
250	M	5.125% 5/1/2020 (a)		269,335
380	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2019 (a)		405,399
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5.25% 1/1/2019 (a)		518,690
250	M	University of Minnesota 5.25% 12/1/2020 (a)		274,950
				6,092,179
Total Value of Municipal Bonds (cost $20,482,645)			101.8%	21,448,635
Excess of Liabilities Over Other Assets			(1.8)	(388,455)
Net Assets			100.0%	$21,060,180

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)
NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period (7/1/17-12/31/17)*
Class A Shares	0.95%
Actual		$1,000.00	$1,013.88	$4.82
Hypothetical**		$1,000.00	$1,020.42	$4.84
Class B Shares	1.71%
Actual		$1,000.00	$1,009.90	$8.66
Hypothetical**		$1,000.00	$1,016.59	$8.69
Advisor Class Shares	0.68%
Actual		$1,000.00	$1,015.02	$3.45
Hypothetical**		$1,000.00	$1,021.78	$3.47
Institutional Class Shares	0.64%
Actual		$1,000.00	$1,015.03	$3.25
Hypothetical**		$1,000.00	$1,021.98	$3.26

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2017, and are based on the total value of investments.

Cumulative Performance Information (unaudited)
NEW JERSEY TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New Jersey Tax Exempt Fund (Class A shares) and the ICE BofA Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	ICE BofA Merrill Lynch Municipal Index
One Year	4.13%	3.26%	4.36%	4.36%	5.40%
Five Years	2.19%	1.39%	N/A	N/A	3.17%
Ten Years or Since Inception**	3.94%	3.33%	2.17%	2.15%	4.59%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(0.04%)	(0.74%)	4.36%	4.36%
Five Years	1.35%	1.03%	N/A	N/A
Ten Years or Since Inception**	3.51%	3.33%	2.17%	2.15%
S.E.C 30-Day Yield***	1.13%	0.41%	1.47%	1.47%

The graph compares a $10,000 investment in the First Investors New Jersey Tax Exempt Fund (Class A shares) beginning 12/31/07 with a theoretical investment in the ICE BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and expenses of the different classes.

Cumulative Performance Information (unaudited) (continued)
NEW JERSEY TAX EXEMPT FUND

*
Average Annual Total Return figures (for the periods ended 12/31/17) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 4.00% (prior to 1/31/17, the maximum sales charge was 5.75%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (0.14%), 1.27% and 3.44%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.04%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (0.84%), 0.97% and 3.27%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 0.31%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 4.25% and 2.09%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.37%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 4.26% and 2.07%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.37%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Intercontinental Exchange and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2017.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.03%.

Portfolio of Investments
NEW JERSEY TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—100.1%
		Appropriation—10.2%
$1,000	M	Garden St. Preservation Trust Open Space & Farmland
		5.75% 11/1/2028	$1,229,300
		New Jersey State Health Care Facs. Fing. Auth. Revenue
		Hospital Asset Transformation Program:
780	M	5% 10/1/2028	797,940
1,000	M	5.75% 10/1/2031	1,064,120
		New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020	1,087,770
1,000	M	5.5% 12/15/2038	1,039,620
			5,218,750
		Education—16.4%
		Edgewater Board of Education:
500	M	4% 3/1/2037	549,575
560	M	4% 3/1/2040	608,608
		New Jersey Educational Facilities Auth. Revenue:
		Montclair State University:
1,000	M	5% 7/1/2036	1,149,980
1,000	M	5% 7/1/2039	1,147,720
		Princeton University:
1,000	M	5% 7/1/2034	1,051,380
1,500	M	4% 7/1/2035	1,683,720
1,000	M	Ramapo College 5% 7/1/2035	1,180,480
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030	1,053,040
			8,424,503
		General Obligation—13.3%
500	M	Bayonne 5% 7/1/2039	571,675
1,000	M	Bergen County Impt. Auth. 5% 2/15/2039	1,163,750
1,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040	1,142,300
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027	1,283,930
1,000	M	Hudson County Impt. Auth. Pkg. Rev. 5.125% 1/1/2034	1,033,230

Portfolio of Investments (continued)
NEW JERSEY TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security	Value
		General Obligation (continued)
$1,000	M	Livingston Twp. Sch. Dist. 5% 7/15/2037	$1,166,950
415	M	Montclair Twp. 5% 1/1/2037	477,661
			6,839,496
		Health Care—4.4%
		New Jersey State Health Care Facs. Fing. Auth. Revenue:
1,000	M	Hackensack Meridian Health 5% 7/1/2035	1,187,810
1,000	M	Virtua Health 5.5% 7/1/2038	1,058,430
			2,246,240
		Industrial Development Revenue/Pollution Control Revenue—3.6%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	1,876,372
		Lease—4.6%
1,000	M	Hudson County Impt. Auth. Lease Rev. 5.375% 10/1/2024	1,190,370
1,000	M	Mercer County Impt. Auth. 5% 9/1/2040	1,149,970
			2,340,340
		Other Revenue—2.7%
190	M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029	208,046
1,000	M	Passaic County Impt. Auth. Rev. 5% 5/1/2042	1,158,990
			1,367,036
		Pre-Refunded/Escrowed-to-Maturity—29.9%
1,000	M	Bayonne 5.25% 7/1/2019 (a)	1,053,530
1,000	M	Elizabeth 5.25% 4/15/2021 (a)	1,112,870
1,000	M	Jersey City 5% 1/15/2019 (a)	1,036,270
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2018 (a)	1,033,750
810	M	Monmouth County Impt. Auth. 5% 1/15/2021 (a)	887,687
650	M	New Jersey Environmental Infrastructure Trust 5% 9/1/2018 (a)	665,379
2,000	M	New Jersey State COP Equip. Lease Purchase Rev.
		5.25% 6/15/2019(a)	2,104,200
3,000	M	New Jersey State Educational Facs. Auth. Rev. 5% 7/1/2018 (a)	3,052,740

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
		New Jersey State Health Care Facs. Fing. Auth. Revenue:
$1,000	M	Hackensack University Medical Center 5.25% 1/1/2018 (a)		$1,000,000
220	M	Hospital Asset Transformation Program 5% 10/1/2018 (a)		225,841
950	M	New Jersey State Turnpike Auth. 5% 1/1/2020 (a)		1,011,607
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2019(a)		2,192,660
				15,376,534
		Toll & Turnpike—7.7%
1,000	M	Delaware River Port Authority of Pennsylvania & New Jersey 5% 1/1/2030		1,161,930
		New Jersey St. Turnpike Auth. Revenue:
1,000	M	5% 1/1/2029		1,141,410
500	M	5% 1/1/2040		594,840
1,000	M	4% 1/1/2043		1,067,090
				3,965,270
		Transportation—7.3%
		Delaware River Joint Toll Bridge Commission:
1,000	M	5% 7/1/2033		1,197,050
250	M	5% 7/1/2034		298,335
		Port Authority of New York & New Jersey:
1,000	M	5% 10/15/2031		1,059,700
1,000	M	5% 10/15/2041		1,179,660
				3,734,745
Total Value of Municipal Bonds (cost $48,179,390)			100.1%	51,389,286
Excess of Liabilities Over Other Assets			(.1)	(46,707)
Net Assets			100.0%	$51,342,579

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)
NEW YORK TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period (7/1/17-12/31/17)*
Class A Shares	0.91%
Actual		$1,000.00	$1,009.03	$4.61
Hypothetical**		$1,000.00	$1,020.62	$4.63
Class B Shares	1.61%
Actual		$1,000.00	$1,005.40	$8.14
Hypothetical**		$1,000.00	$1,017.09	$8.19
Advisor Class Shares	0.60%
Actual		$1,000.00	$1,010.24	$3.04
Hypothetical**		$1,000.00	$1,022.19	$3.06
Institutional Class Shares	0.64%
Actual		$1,000.00	$1,010.34	$3.24
Hypothetical**		$1,000.00	$1,021.98	$3.26

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2017, and are based on the total value of investments.

Cumulative Performance Information (unaudited)
NEW YORK TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New York Tax Exempt Fund (Class A shares) and the ICE BofA Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	ICE BofA Merrill Lynch Municipal Index
One Year	3.27%	2.53%	3.58%	3.59%	5.40%
Five Years	2.20%	1.47%	N/A	N/A	3.17%
Ten Years or Since Inception**	3.82%	3.22%	2.23%	2.24%	4.59%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(0.84%)	(1.46%)	3.58%	3.59%
Five Years	1.38%	1.12%	N/A	N/A
Ten Years or Since Inception**	3.40%	3.22%	2.23%	2.24%
S.E.C 30-Day Yield***	1.27%	0.63%	1.63%	1.57%

The graph compares a $10,000 investment in the First Investors New York Tax Exempt Fund (Class A shares) beginning 12/31/07 with a theoretical investment in the ICE BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and expenses of the different classes.

Cumulative Performance Information (unaudited) (continued)
NEW YORK TAX EXEMPT FUND

*
Average Annual Total Return figures (for the periods ended 12/31/17) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 4.00% (prior to 1/31/17, the maximum sales charge was 5.75%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (0.94%), 1.30% and 3.34%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.17%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.56%), 1.05% and 3.17%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 0.53%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 3.48% and 2.14%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.52%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 3.49% and 2.15%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.46%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Intercontinental Exchange and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2017.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.03%.

Portfolio of Investments
NEW YORK TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.5%
		Appropriation—6.4%
$730	M	Hudson Yards Infra. Corp. 5.75% 2/15/2047	$804,613
		New York City Transitional Fin. Auth. Bldg. Aid Revenue:
1,000	M	5% 7/15/2033	1,129,390
1,000	M	5% 7/15/2035	1,199,620
		New York State Dormitory Authority Revenue:
3,000	M	City University 6% 7/1/2020	3,248,040
1,500	M	State University 5.25% 5/15/2021	1,640,175
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	2,866,630
			10,888,468
		Education—21.5%
		Dutchess County Local Development Corp. Revenue:
1,000	M	5% 7/1/2035	1,198,910
1,000	M	5% 7/1/2036	1,197,050
1,000	M	5% 7/1/2037	1,195,190
		Madison County Capital Resource Corp. Revenue:
1,000	M	5% 7/1/2035	1,157,310
1,000	M	5% 7/1/2039	1,153,640
		Monroe Indl. Dev. Corp. Revenue:
1,000	M	5%7/1/2037	1,197,980
6,500	M	4% 7/1/2043	7,016,815
		New York State Dormitory Authority Revenue:
1,930	M	Colgate University 6% 7/1/2021	2,084,072
1,000	M	Columbia University 5% 10/1/2041	1,095,080
3,000	M	Cornell University 5% 7/1/2040	3,227,820
1,000	M	Fordham University 5% 7/1/2028	1,111,860
		New York University:
1,610	M	6% 7/1/2018	1,646,692
2,000	M	5% 7/1/2030	2,295,020
2,000	M	5% 7/1/2036	2,373,800
1,000	M	5% 7/1/2037	1,143,050
2,000	M	5% 7/1/2039	2,363,740
500	M	Skidmore College 5% 7/1/2027	554,490

Portfolio of Investments (continued)
NEW YORK TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security	Value
		Education (continued)
$1,000	M	Onondaga County Cultural Resource Rev. 5% 12/1/2030	$1,164,030
1,100	M	Schenectady County Cap. Res. Corp. 5% 1/1/2040	1,299,870
2,100	M	St. Lawrence County Ind. Dev. Agy. 5% 9/1/2047	2,428,692
			36,905,111
		Electric—3.5%
		Long Island Power Auth. Electric Revenue:
1,000	M	5% 9/1/2037	1,184,130
1,000	M	5% 9/1/2041	1,171,480
1,000	M	5% 9/1/2042	1,183,200
1,200	M	5% 9/1/2044	1,357,032
1,000	M	5% 9/1/2047	1,174,880
			6,070,722
		General Obligation—4.1%
1,000	M	Monroe County 5% 6/1/2029	1,045,090
		New York City General Obligation:
3,000	M	5% 12/1/2034	3,585,150
1,750	M	4% 10/1/2041	1,903,020
375	M	New York State Dormitory Authority Rev.
		School District Fin. Program 5.625% 10/1/2029	399,847
			6,933,107
		Health Care—1.4%
625	M	Dutchess County Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030	680,838
		New York State Dormitory Authority Revenue (NYSARC):
1,140	M	5% 7/1/2025	1,230,915
500	M	6% 7/1/2036	532,515
			2,444,268
		Housing—2.2%
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,138,890
1,840	M	New York City Hsg. Dev. Corp. Rev. (Multi-Family Hsg. Rev.)
		5% 11/1/2026	2,018,186

Principal Amount		Security	Value
		Housing (continued)
$500	M	Westchester Cnty. Local Dev. Corp. Rev. 5% 6/1/2042	$572,185
			3,729,261
		Lease—3.2%
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,307,100
1,000	M	Yankee Stadium Pilot 7% 3/1/2049	1,060,770
2,500	M	New York State Dormitory Authority Rev. (Court Facs. Lease)
		5.5% 5/15/2027	3,185,100
			5,552,970
		Other Revenue—2.5%
3,565	M	New York State Dormitory Authority
		School Dist. Brd. Fing. 5% 10/1/2042	4,253,152
		Other Tax—10.4%
		New York City Transitional Fin. Auth. Revenue:
2,500	M	5% 2/1/2028	2,732,150
1,000	M	5% 11/1/2033	1,086,950
3,000	M	5% 11/1/2038	3,320,640
2,000	M	5% 8/1/2042	2,302,800
1,000	M	New York State Convention Center Dev. Corp. Rev. 5% 11/15/2040	1,151,290
		New York State Dormitory Authority Revenue:
2,000	M	Personal Income Tax 4% 2/15/2037	2,181,780
		Sales Tax Revenue:
3,500	M	5% 3/15/2038	3,944,080
1,000	M	5% 3/15/2042	1,172,550
			17,892,240
		Pre-Refunded/Escrowed-to-Maturity—24.5%
500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2019 (a)	526,185
1,000	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2020(a)	1,076,410

Portfolio of Investments (continued)
NEW YORK TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security	Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$1,270	M	Hudson Yards Infra. Corp. 5.75% 2/15/2021 (a)	$1,425,054
5,000	M	Long Island Power Auth. 5.5% 5/1/2019 (a)	5,261,850
		Nassau County:
4,405	M	GO 5% 10/1/2019 (a)	4,660,754
3,000	M	Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2018 (a)	3,095,730
		New York State Dormitory Authority Revenue:
1,000	M	Master Boces Program 5% 8/15/2019 (a)	1,055,020
995	M	Mental Health Svcs. Facs. 5% 8/15/2018 (a)	1,016,592
1,000	M	New York University 5% 10/1/2019 (a)	1,059,840
		Personal Income Tax Revenue:
3,000	M	5.75% 3/15/2019(a)	3,152,460
2,500	M	5% 3/15/2019(a)	2,604,850
1,200	M	Pratt Institute 5% 7/1/2019 (a)	1,260,372
3,025	M	School District Fing. Auth. 5.625% 10/1/2019 (a)	3,238,444
3,500	M	The New School 5.5% 7/1/2020 (a)	3,824,380
1,925	M	New York State Thruway Auth. Rev. 5% 4/1/2018 (a)	1,941,998
5,000	M	New York State Urban Dev. Corp. Rev.
		TOB Trust 6.285% 12/15/2018 (a) (b)	5,325,600
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2018 (a)	1,517,790
			42,043,329
		Toll & Turnpike—2.5%
3,500	M	Triborough Brdg. & Tunnel Auth. Rev. 5% 11/15/2036	4,216,835
		Transportation—9.8%
		Metropolitan Transportation Authority:
		Dedicated Tax:
3,000	M	5% 11/15/2042	3,605,580
2,230	M	5% 11/15/2047	2,669,466
2,000	M	Trans. Revenue 4% 11/15/2038	2,164,020
		Port Authority of New York & New Jersey:
5,000	M	5% 10/15/2031	5,298,500
2,500	M	5% 10/15/2042	2,985,125
			16,722,691

Principal Amount		Security	Value
		Water/Sewer—6.5%
		Buffalo Muni. Water Fin. Auth. Revenue:
$500	M	5% 7/1/2029	$589,435
250	M	5% 7/1/2030	293,217
250	M	5% 7/1/2031	292,100
300	M	5% 7/1/2032	348,519
		New York City Muni. Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021	3,159,530
2,000	M	5% 6/15/2032	2,202,560
1,000	M	5% 6/15/2043	1,093,570
2,050	M	Saratoga County Water Sys. Rev. 4% 9/1/2048	2,200,429
		Western Nassau County Water Auth. Revenue:
500	M	5% 4/1/2034	573,770
300	M	5% 4/1/2035	343,626
			11,096,756
Total Market Value of Municipal Bonds (cost $158,799,975)		98.5%	168,748,910
Other Assets, Less Liabilities		1.5	2,558,029
Net Assets		100.0%	$171,306,939

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at December 31, 2017.

Summary of Abbreviations:

GO	General Obligation
TOB	Tender Option Bond

See notes to financial statements

Fund Expenses (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period (7/1/17-12/31/17)*
Class A Shares	0.97%
Actual		$1,000.00	$1,011.10	$4.92
Hypothetical**		$1,000.00	$1,020.32	$4.94
Class B Shares	1.67%
Actual		$1,000.00	$1,007.66	$8.45
Hypothetical**		$1,000.00	$1,016.79	$8.49
Advisor Class Shares	0.74%
Actual		$1,000.00	$1,012.11	$3.75
Hypothetical**		$1,000.00	$1,021.48	$3.77
Institutional Class Shares	0.67%
Actual		$1,000.00	$1,012.31	$3.40
Hypothetical**		$1,000.00	$1,021.83	$3.41

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2017, and are based on the total value of investments.

Cumulative Performance Information (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors North Carolina Tax Exempt Fund (Class A shares) and the ICE BofA Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	ICE BofA Merrill Lynch Municipal Index
One Year	3.16%	2.44%	3.47%	3.49%	5.40%
Five Years	1.77%	1.01%	N/A	N/A	3.17%
Ten Years or Since Inception**	3.81%	3.22%	1.89%	1.85%	4.59%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(0.97%)	(1.55%)	3.47%	3.49%
Five Years	0.95%	0.66%	N/A	N/A
Ten Years or Since Inception**	3.38%	3.22%	1.89%	1.85%
S.E.C 30-Day Yield***	1.10%	0.42%	1.50%	1.37%

The graph compares a $10,000 investment in the First Investors North Carolina Tax Exempt Fund (Class A shares) beginning 12/31/07 with a theoretical investment in the ICE BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and expenses of the different classes.

Cumulative Performance Information (unaudited) (continued)
NORTH CAROLINA TAX EXEMPT FUND

*
Average Annual Total Return figures (for the periods ended 12/31/17) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 4.00% (prior to 1/31/17, the maximum sales charge was 5.75%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.07%), 0.87% and 3.30%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.00%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.65%), 0.59% and 3.15%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 0.32%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 3.37% and 1.81%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.40%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 3.39% and 1.77%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.27%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Intercontinental Exchange and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2017.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.03%.

Portfolio of Investments
NORTH CAROLINA TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.5%
		Airport—3.3%
$880	M	Charlotte Airport Rev. 5% 7/1/2042	$1,052,586
		Appropriation—1.5%
425	M	Henderson County Limited Obligation 4% 10/1/2032	466,029
		Certificate of Participation—1.7%
500	M	Cabarrus County 4% 6/1/2035	550,635
		Education—16.9%
		North Carolina State Capital Facs. Fin. Agy. Revenue:
500	M	4% 1/1/2038	546,660
1,000	M	5% 10/1/2040	1,200,450
500	M	5% 10/1/2041	584,045
		University of North Carolina at Asheville:
270	M	5% 6/1/2033	317,552
250	M	5% 6/1/2034	293,207
500	M	4% 6/1/2035	543,115
1,000	M	University of North Carolina at Charlotte 4% 10/1/2037	1,084,800
750	M	University of North Carolina at Greensboro 4% 4/1/2036	824,033
			5,393,862
		General Obligation—3.2%
		Burke County Limited Obligation:
250	M	4% 4/1/2032	273,850
200	M	4% 4/1/2033	217,720
500	M	4% 4/1/2035	540,505
			1,032,075

Portfolio of Investments (continued)
NORTH CAROLINA TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security	Value
		Health Care—11.6%
$1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5.25%1/15/2034	$1,039,140
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,032,680
1,000	M	New Hanover County Hosp. Rev. 5% 10/1/2027	1,058,410
500	M	University of North Carolina Hosp. Chapel Hill Rev. 5% 2/1/2046	575,630
			3,705,860
		Lease—6.6%
1,000	M	Charlotte COP 5% 6/1/2029	1,046,670
1,000	M	Salisbury COP 5.625% 3/1/2026	1,042,780
			2,089,450
		Pre-Refunded/Escrowed-to-Maturity—38.9%
1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2019 (a)	1,051,380
		Cabarrus County Certificate of Participation:
800	M	County Jail Lease 5.25% 6/1/2018 (a)	812,536
1,000	M	Installment Fing. Contract 5% 1/1/2019 (a)	1,034,920
1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2018 (a)	1,031,910
465	M	Dare County Utilities Sys. Rev. 5% 2/1/2021 (a)	510,965
1,000	M	Durham County COP 5% 6/1/2019 (a)	1,047,960
500	M	Harnett County COP 5% 6/1/2019 (a)	523,980
1,000	M	Lincoln County 5.5% 6/1/2018 (a)	1,016,270
1,000	M	Monroe COP 5.5% 3/1/2019 (a)	1,045,970
270	M	North Carolina Eastern Municipal Power Agency Rev.
		6%1/1/2019	275,813
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2019 (a)	1,038,610
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2019 (a)	1,061,860
1,000	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2021 (a)	1,103,070
860	M	University of North Carolina Sys. Pool 5% 10/1/2018 (a)	882,506
			12,437,750

Principal Amount		Security		Value
		Water/Sewer—14.8%
		Cary Combined Enterprise System Revenue:
$500	M	4% 12/1/2037		$549,090
400	M	4% 12/1/2038		438,608
1,000	M	Charlotte Water & Sewer Sys. Rev. 5% 7/1/2040		1,185,650
550	M	Greensboro Enterprise System Revenue 4% 6/1/2047		599,033
		Monroe Comb. Enterprise System Revenue:
210	M	4% 3/1/2035		225,660
150	M	4% 3/1/2037		160,566
400	M	Oak Island Enterprise Sys. Rev. 5% 6/1/2033		476,364
1,000	M	Winston-Salem Water & Sewer 4% 6/1/2047		1,094,320
				4,729,291
Total Market Value of Municipal Bonds (cost $30,187,137)			98.5%	31,457,538
Other Assets, Less Liabilities			1.5	492,902
Net Assets			100.0%	$31,950,440

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)
OHIO TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period (7/1/17-12/31/17)*
Class A Shares	0.99%
Actual		$1,000.00	$1,007.72	$5.01
Hypothetical**		$1,000.00	$1,020.22	$5.04
Class B Shares	1.81%
Actual		$1,000.00	$1,002.94	$9.14
Hypothetical**		$1,000.00	$1,016.09	$9.20
Advisor Class Shares	0.83%
Actual		$1,000.00	$1,007.71	$4.20
Hypothetical**		$1,000.00	$1,021.03	$4.23
Institutional Class Shares	0.71%
Actual		$1,000.00	$1,008.62	$3.59
Hypothetical**		$1,000.00	$1,021.63	$3.62

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2017, and are based on the total value of investments.

Cumulative Performance Information (unaudited)
OHIO TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Ohio Tax Exempt Fund (Class A shares) and the ICE BofA Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	ICE BofA Merrill Lynch Municipal Index
One Year	2.55%	1.69%	2.59%	2.85%	5.40%
Five Years	2.17%	1.28%	N/A	N/A	3.17%
Ten Years or Since Inception**	3.71%	3.05%	1.61%	2.19%	4.59%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(1.52%)	(2.27%)	2.59%	2.85%
Five Years	1.34%	0.92%	N/A	N/A
Ten Years or Since Inception**	3.29%	3.05%	1.61%	2.19%
S.E.C 30-Day Yield***	0.99%	0.14%	1.17%	1.25%

The graph compares a $10,000 investment in the First Investors Ohio Tax Exempt Fund (Class A shares) beginning 12/31/07 with a theoretical investment in the ICE BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and expenses of the different classes.

Cumulative Performance Information (unaudited) (continued)
OHIO TAX EXEMPT FUND

*
Average Annual Total Return figures (for the periods ended 12/31/17) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 4.00% (prior to 1/31/17, the maximum sales charge was 5.75%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.62%), 1.26% and 3.20%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 0.89%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.37%), 0.85% and 2.97%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 0.05%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.49% and 1.53%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.07%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.75% and 2.10%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.13%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Intercontinental Exchange and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2017.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.03%.

Portfolio of Investments
OHIO TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—103.4%
		Education—17.3%
		Ohio State Higher Educational Facilities Revenue:
$750	M	Oberlin College 5% 10/1/2042	$880,868
500	M	University of Dayton Proj. 5.375% 12/1/2030	550,165
500	M	Ohio University General Receipts 5% 12/1/2034	594,540
1,000	M	University of Akron General Receipts 5% 1/1/2028	1,062,010
500	M	University of Cincinnati 5% 6/1/2045	590,440
			3,678,023
		General Obligation—22.1%
250	M	Carlisle Local School District 5% 12/1/2042	290,203
310	M	Cincinnati 4%12/1/2037	334,468
500	M	Defiance City School District 5% 12/1/2039	564,325
250	M	Euclid City School District 5.25% 1/15/2044	293,590
195	M	Jefferson County Jail Construction 5.75% 12/1/2019	205,210
500	M	Lakewood City School District 4% 11/1/2039	539,175
1,000	M	Lebanon City School District 5.25% 12/1/2043	1,091,450
250	M	Licking Heights Local School District 4% 10/1/2034	273,190
500	M	Madison Local School District Richland County 5% 12/1/2034	559,210
500	M	North Ridgeville City School District 4% 12/1/2044	536,810
			4,687,631
		Health Care—5.2%
		Franklin County Hospital Facs. Revenue:
500	M	Nationwide Children's Hospital 4% 11/1/2044	529,585
500	M	Ohio Health Corp. 5% 5/15/2030	572,125
			1,101,710
		Housing—.7%
155	M	Ohio State Hsg. Fin. Agy. Residential Mtg. Rev. 6.125% 9/1/2028	156,062
		Other Revenue—5.2%
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030	1,098,840

Portfolio of Investments (continued)
OHIO TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity—39.3%
$500	M	American Mun. Power Rev. 5.375% 2/15/2019 (a)		$521,825
1,000	M	Beavercreek County School District 5% 6/1/2019 (a)		1,047,960
375	M	Montgomery County Rev. 5.5% 5/1/2019 (a)		394,230
1,000	M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2021 (a)		1,102,050
500	M	Ohio State Higher Educational Facs. Comm 5.25% 1/1/2018 (a)		500,000
1,000	M	Ohio State Infrastructure Improvement 5.375% 3/1/2018 (a)		1,006,460
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2018(a)		416,372
250	M	6.125% 12/1/2018(a)		260,512
1,000	M	St. Mary's City School District 5% 6/1/2018 (a)		1,014,860
1,000	M	Wapakoneta City School District 5% 6/1/2018 (a)		1,014,650
1,000	M	Youngstown State University General Receipts 5.25% 6/15/2019 (a)		1,052,840
				8,331,759
		Toll & Turnpike—1.6%
300	M	Ohio State Turnpike Commission 5% 2/15/2028		342,462
		Water/Sewer—12.0%
500	M	Cincinnati Water Sys. Rev. 5% 12/1/2041		598,405
750	M	Northeast Regl. Sewer Dist. 4% 11/15/2043		818,475
1,000	M	Toledo Waterworks Rev. 5% 11/15/2038		1,117,340
				2,534,220
Total Value of Municipal Bonds (cost $20,917,115)			103.4%	21,930,707
Excess of Liabilities Over Other Assets			(3.4)	(727,345)
Net Assets			100.0%	$21,203,362

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)
OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period (7/1/17-12/31/17)*
Class A Shares	0.94%
Actual		$1,000.00	$1,013.94	$4.77
Hypothetical**		$1,000.00	$1,020.47	$4.79
Class B Shares	2.10%
Actual		$1,000.00	$1,003.13	$10.60
Hypothetical**		$1,000.00	$1,014.62	$10.66
Advisor Class Shares	0.63%
Actual		$1,000.00	$1,014.67	$3.20
Hypothetical**		$1,000.00	$1,022.03	$3.21
Institutional Class Shares	0.67%
Actual		$1,000.00	$1,014.61	$3.40
Hypothetical**		$1,000.00	$1,021.83	$3.41

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2017, and are based on the total value of investments.

Cumulative Performance Information (unaudited)
OREGON TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Oregon Tax Exempt Fund (Class A shares) and the ICE BofA Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	ICE BofA Merrill Lynch Municipal Index
One Year	3.70%	2.13%	3.91%	3.95%	5.40%
Five Years	1.92%	0.99%	N/A	N/A	3.17%
Ten Years or Since Inception**	3.86%	3.24%	1.90%	1.92%	4.59%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(0.48%)	(1.87%)	3.91%	3.95%
Five Years	1.09%	0.62%	N/A	N/A
Ten Years or Since Inception**	3.44%	3.24%	1.90%	1.92%
S.E.C 30-Day Yield***	1.20%	1.02%	1.56%	1.49%

The graph compares a $10,000 investment in the First Investors Oregon Tax Exempt Fund (Class A shares) beginning 12/31/07 with a theoretical investment in the ICE BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and expenses of the different classes.

*
Average Annual Total Return figures (for the periods ended 12/31/17) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 4.00% (prior to 1/31/17, the maximum sales charge was 5.75%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (0.58%), 1.01% and 3.36%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.10%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.97%), 0.56% and 3.18%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 0.92%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 3.80% and 1.81%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.45%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 3.85% and 1.84%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.39%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Intercontinental Exchange and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2017.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.03%.

Portfolio of Investments
OREGON TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—100.5%
		Airport—4.2%
		Port of Portland Airport Revenue:
$1,000	M	5% 7/1/2031	$1,176,620
1,000	M	5% 7/1/2047	1,174,730
			2,351,350
		Appropriation—1.1%
565	M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029	636,614
		Education—7.5%
1,500	M	Oregon State Facs. Auth. Rev. (Reed College) 4% 7/1/2041	1,633,485
1,250	M	Oregon State Univ. Gen. Rev. 5% 4/1/2045	1,450,463
1,000	M	University of Oregon 5% 4/1/2045	1,156,790
			4,240,738
		Electric—3.9%
2,000	M	Eugene Electric Util. Rev. 5% 8/1/2038	2,229,640
		General Obligation—30.2%
1,000	M	Central Oregon Community College District 5% 6/15/2030	1,076,100
2,000	M	Clackamas County School District #12, 5% 6/15/2037	2,405,420
1,000	M	Clackamas County School District #7J, 5.25% 6/1/2021	1,118,210
1,000	M	Clackamas County School District #73 Lake Oswego 4% 6/1/2043	1,086,570
575	M	Columbia County School District #502, 5% 6/15/2036	693,168
450	M	Harrisburg 4% 6/1/2046	494,788
1,000	M	Linn County School District #55, 5.5% 6/15/2027	1,280,170
1,000	M	Marion County School District #103, 5% 6/15/2035	1,175,650
1,500	M	Multnomah County 4% 6/1/2047	1,631,145
1,000	M	Multnomah County School District #3, 5% 6/30/2035	1,098,560
1,225	M	Newport Zero Coupon 6/1/2029	875,042
		Oregon State:
250	M	5% 6/1/2037	302,117
1,000	M	5% 8/1/2042	1,204,190
500	M	Redmond Terminal Expansion Project 5% 6/1/2034	521,330

Principal Amount		Security	Value
		General Obligation (continued)
$1,000	M	Umatilla County School District #16, 5% 6/15/2033	$1,160,980
1,000	M	Washington County School District #15 Zero Coupon 6/15/2023	892,390
			17,015,830
		Health Care—11.4%
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,088,770
500	M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2037	547,110
1,650	M	Oregon State Facs. Auth. Rev. 5% 10/1/2045	1,897,698
		Oregon State Health Sciences Univ. Revenue:
1,500	M	5% 7/1/2032	1,674,030
1,000	M	5% 7/1/2034	1,201,700
			6,409,308
		Industrial Development Revenue/Pollution Control Revenue—1.0%
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033	546,755
		Other Tax—1.0%
500	M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030	550,920
		Pre-Refunded/Escrowed-to-Maturity—25.7%
		Beaverton School District #48J:
750	M	5% 6/1/2019(a)	785,970
1,500	M	5.125% 6/1/2019(a)	1,574,535
1,000	M	Chemeketa Community College District 5% 6/15/2018 (a)	1,016,040
1,000	M	Clackamas & Washington Counties School District #3, 5% 6/15/2019 (a)	1,049,270
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2018 (a)	1,000,000
1,000	M	Deschutes & Jefferson Counties School District #2J, 6% 6/15/2018 (a)	1,020,510
1,000	M	Jackson County School District #549C, 5% 6/15/2018 (a)	1,016,040
750	M	Lane County Met. Wastewater 5.25% 11/1/2018 (a)	773,288
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2018 (a)	1,008,750
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2020 (a)	1,081,030

Portfolio of Investments (continued)
OREGON TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$1,000	M	Polk Marion & Benton Counties School District #13J, 5% 6/15/2019 (a)		$1,049,270
1,000	M	Port of Portland Airport Rev. 5% 7/1/2018 (a)		1,017,580
1,000	M	Portland Sewer Sys. Rev. 4.75% 6/15/2018 (a)		1,015,150
1,000	M	Salem 5% 6/1/2019 (a)		1,047,960
				14,455,393
		Other Revenue—4.2%
2,000	M	Oregon State Dept. Admin. Svcs. Lottery Rev. 5% 4/1/2035		2,362,780
		Water/Sewer—10.3%
500	M	Hermiston Water & Sewer Sys. 5% 11/1/2034		569,580
		Portland Water Sys. Revenue:
2,000	M	4% 4/1/2034		2,200,280
500	M	5% 5/1/2034		548,215
2,195	M	Tigard Water Sys. Rev. 5% 8/1/2031		2,468,343
				5,786,418
Total Value of Municipal Bonds (cost $53,223,591)			100.5%	56,585,746
Excess of Liabilities Over Other Assets			(.5)	(262,826)
Net Assets			100.0%	$56,322,920

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period (7/1/17-12/31/17)*
Class A Shares	0.95%
Actual		$1,000.00	$1,011.05	$4.82
Hypothetical**		$1,000.00	$1,020.42	$4.84
Class B Shares	1.81%
Actual		$1,000.00	$1,006.22	$9.15
Hypothetical**		$1,000.00	$1,016.09	$9.20
Advisor Class Shares	0.68%
Actual		$1,000.00	$1,012.03	$3.45
Hypothetical**		$1,000.00	$1,021.78	$3.47
Institutional Class Shares	0.68%
Actual		$1,000.00	$1,012.37	$3.45
Hypothetical**		$1,000.00	$1,021.78	$3.47

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2017, and are based on the total value of investments.

Cumulative Performance Information (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Pennsylvania Tax Exempt Fund (Class A shares) and the ICE BofA Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	ICE BofA Merrill Lynch Municipal Index
One Year	3.28%	2.36%	3.59%	3.62%	5.40%
Five Years	2.43%	1.59%	N/A	N/A	3.17%
Ten Years or Since Inception**	4.17%	3.54%	2.45%	2.41%	4.59%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(0.84%)	(1.60%)	3.59%	3.62%
Five Years	1.61%	1.24%	N/A	N/A
Ten Years or Since Inception**	3.75%	3.54%	2.45%	2.41%
S.E.C 30-Day Yield***	1.06%	0.02%	1.39%	1.38%

The graph compares a $10,000 investment in the First Investors Pennsylvania Tax Exempt Fund (Class A shares) beginning 12/31/07 with a theoretical investment in the ICE BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and expenses of the different classes.

*
Average Annual Total Return figures (for the periods ended 12/31/17) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 4.00% (prior to 1/31/17, the maximum sales charge was 5.75%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (0.94%), 1.53% and 3.67%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 0.96%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.70%), 1.17% and 3.48%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been (0.08%). The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 3.49% and 2.37%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.28%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 3.52% and 2.32%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.28%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Intercontinental Exchange and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2017.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.03%.

Portfolio of Investments
PENNSYLVANIA TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.0%
		Appropriation—2.7%
$1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	$1,039,240
		Education—6.9%
1,500	M	Delaware County Haverford College Rev. 5% 10/1/2042	1,763,070
290	M	Penn. St. Higher Educ. Facs. Rev. 5% 8/15/2046	343,575
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031	551,230
			2,657,875
		General Obligation—17.4%
250	M	Boyertown Area School District 5% 10/1/2036	289,675
1,000	M	Cheltenham Township School District 5% 3/15/2038	1,158,760
1,000	M	Easton Area School District 5.2% 4/1/2028	1,009,240
500	M	Nazareth Area School District 5% 11/15/2039	584,470
1,000	M	Penn Delco School District 5% 6/1/2034	1,133,350
500	M	Peters Township School District 4% 9/1/2035	543,840
1,000	M	Pittsburgh 5% 9/1/2035	1,184,130
750	M	Scranton School District 4% 12/1/2037	797,317
			6,700,782
		Health Care—8.7%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,060,980
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031	1,136,300
500	M	Chester County Hlth. & Educ. Facs. Rev. 5% 10/1/2035	594,740
500	M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032	559,395
			3,351,415
		Other Revenue—2.0%
740	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	792,488
		Other Tax—4.2%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	1,103,900
500	M	Pittsburgh & Allegheny County Regl. Asset Dist. 5% 2/1/2031	534,370
			1,638,270

Principal Amount		Security	Value
		Pre-Refunded/Escrowed-to-Maturity—38.7%
$1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2020 (a)	$1,094,220
1,000	M	Centennial Bucks County School District 5.125% 12/15/2018 (a)	1,034,930
260	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2020 (a)	283,785
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2019 (a)	1,049,690
1,000	M	Methacton School District 6.375% 3/1/2018 (a)	1,007,980
1,000	M	Northampton County Auth. Rev. 5.5% 5/15/2019 (a)	1,053,470
1,000	M	Penn. St. Higher Educ. Facs. Rev. 5.5% 8/15/2018	1,024,510
		Pennsylvania State Turnpike Comm. Revenue:
1,000	M	6% 6/1/2018(a)	1,018,940
1,000	M	5% 6/1/2019(a)	1,047,240
1,000	M	5% 12/1/2021(a)	1,122,730
950	M	Philadelphia School District 6% 9/1/2018 (a)	978,376
1,000	M	Reading 6.25% 11/1/2018 (a)	1,039,240
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2021 (a)	1,130,120
1,000	M	Southcentral Gen. Auth. Rev. 6% 6/1/2018 (a)	1,018,520
1,000	M	West Mifflin Area School District 5.375% 10/1/2018 (a)	1,028,930
			14,932,681
		Toll & Turnpike—3.0%
1,000	M	Pennsylvania State Turnpike Comm. Rev. 5% 12/1/2037	1,178,800
		Transportation—4.0%
		Delaware River Joint Toll Bridge Comm. Revenue:
500	M	5% 7/1/2034	596,670
800	M	5% 7/1/2047	940,008
			1,536,678
		Water/Sewer—11.4%
500	M	Delaware County Regl. Water Quality Control Auth. Rev. 5% 5/1/2040	578,495
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031	1,051,140
500	M	North Penn Water Auth. Rev. 5% 11/1/2032	552,660
1,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	1,129,020

Portfolio of Investments (continued)
PENNSYLVANIA TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security		Value
		Water/Sewer (continued)
$1,000	M	West View Water Auth. Rev. 4% 11/15/2039		$1,077,740
				4,389,055
Total Value of Municipal Bonds (cost $36,087,211)			99.0%	38,217,284
Other Assets, Less Liabilities			1.0	386,199
Net Assets			100.0%	$38,603,483

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)
VIRGINIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period (7/1/17-12/31/17)*
Class A Shares	0.93%
Actual		$1,000.00	$1,013.28	$4.72
Hypothetical**		$1,000.00	$1,020.52	$4.74
Class B Shares	1.66%
Actual		$1,000.00	$1,009.50	$8.41
Hypothetical**		$1,000.00	$1,016.84	$8.44
Advisor Class Shares	0.87%
Actual		$1,000.00	$1,013.65	$4.42
Hypothetical**		$1,000.00	$1,020.82	$4.43
Institutional Class Shares	0.64%
Actual		$1,000.00	$1,015.33	$3.25
Hypothetical**		$1,000.00	$1,021.98	$3.26

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2017, and are based on the total value of investments.

Cumulative Performance Information (unaudited)
VIRGINIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Virginia Tax Exempt Fund (Class A shares) and the ICE BofA Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	ICE BofA Merrill Lynch Municipal Index
One Year	3.87%	3.07%	3.97%	4.22%	5.40%
Five Years	2.02%	1.08%	N/A	N/A	3.17%
Ten Years or Since Inception**	3.65%	3.01%	1.84%	2.05%	4.59%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(0.32%)	(0.93%)	3.97%	4.22%
Five Years	1.19%	0.72%	N/A	N/A
Ten Years or Since Inception**	3.22%	3.01%	1.84%	2.05%
S.E.C 30-Day Yield***	1.10%	0.68%	1.05%	1.42%

The graph compares a $10,000 investment in the First Investors Virginia Tax Exempt Fund (Class A shares) beginning 12/31/07 with a theoretical investment in the ICE BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and expenses of the different classes.

*
Average Annual Total Return figures (for the periods ended 12/31/17) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 4.00% (prior to 1/31/17, the maximum sales charge was 5.75%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (0.42%), 1.11% and 3.15%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.00%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.03%), 0.66% and 2.95%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 0.58%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 3.87% and 1.75%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 0.95%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 4.12% and 1.96%, respectively, and the S.E.C. 30-Day Yield for December 2017 would have been 1.33%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Intercontinental Exchange and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2017.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.03%.

Portfolio of Investments
VIRGINIA TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.8%
		Airport—3.4%
		Metropolitan Washington, D.C. Airport Auth. Sys. Revenue:
$1,000	M	5% 10/1/2026	$1,058,060
500	M	5% 10/1/2034	589,425
			1,647,485
		Appropriation—9.4%
1,000	M	Arlington County Indl. Dev. Auth. Rev. 5% 2/15/2043	1,190,830
2,000	M	Virginia State Commonwealth Trans. Rev. 4% 5/15/2036	2,192,940
1,000	M	Western Regional Jail Facs. Rev. 5% 12/1/2037	1,177,590
			4,561,360
		Combined Utility—1.2%
500	M	Richmond Public Util. Rev. 5% 1/15/2038	562,550
		Education—8.6%
1,000	M	Lexington Indl. Dev. Auth. Educ. Facs. Rev. 5% 1/1/2043	1,103,290
575	M	Montgomery Cnty. Econ Dev. Auth. Rev. 4% 6/1/2036	624,289
2,000	M	University of Virginia 5% 4/1/2038	2,425,060
			4,152,639
		General Obligation—10.7%
1,000	M	Chesapeake 5% 8/1/2032	1,231,860
1,000	M	Isle Wight County 4% 7/1/2042	1,087,260
1,000	M	Norfolk 5% 10/1/2034	1,199,580
1,000	M	Portsmouth 5% 2/1/2035	1,137,420
500	M	Powhatan County 5% 1/15/2032	530,565
			5,186,685
		Health Care—3.5%
1,000	M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043	1,122,480
500	M	Winchester Econ. Dev. Auth. Hosp. Rev. 5% 1/1/2035	577,235
			1,699,715

Principal Amount		Security	Value
		Lease—4.6%
$1,000	M	Virginia State College Bldg. Auth. Facs. Rev. 5% 9/1/2029	$1,191,700
910	M	Virginia State Public Bldg. Auth. Rev. 5% 8/1/2031	1,012,794
			2,204,494
		Other Revenue—10.8%
		Fairfax Cnty. Econ Dev. Auth. Revenue:
775	M	5% 4/1/2036	927,644
800	M	5% 4/1/2037	955,392
1,000	M	Rappahannock Regl. Jail Facs. Rev. 5% 10/1/2035	1,174,990
		Virginia St. Res. Auth. Infrastructure Revenue:
575	M	5% 11/1/2029	608,563
370	M	5% 11/1/2033	380,885
1,000	M	5% 11/1/2045	1,189,220
			5,236,694
		Other Tax—2.4%
1,000	M	New River Valley Regl. Jail Facs. Rev. 5% 10/1/2038	1,180,600
		Pre-Refunded/Escrowed-to-Maturity—37.2%
1,000	M	Arlington County Indl. Dev. Auth. Rev. 5% 2/15/2020 (a)	1,069,600
1,000	M	Capital Regional Airport Rev. 5% 7/1/2018 (a)	1,017,580
1,000	M	Danville 5% 8/1/2019 (a)	1,053,230
1,000	M	Fairfax County Econ Dev. Auth. Rev. 5% 3/1/2021 (a)	1,101,450
1,000	M	Fairfax County Indl. Dev. Auth. Rev. 5.25% 5/15/2019 (a)	1,050,100
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2018 (a)	1,008,750
500	M	Hanover County 5.25% 1/15/2021 (a)	553,195
1,000	M	Hopewell 5.875% 7/15/2019 (a)	1,064,330
1,000	M	Norfolk 5% 8/1/2023 (a)	1,163,890
500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2021 (a)	566,390
1,000	M	Richmond Public Util. Rev. 5% 1/15/2019 (a)	1,035,750
1,000	M	Roanoke County Econ. Dev. Auth. Lease Rev. 5% 10/15/2018 (a)	1,027,530
1,750	M	Virginia State Commonwealth Trans. Rev. 5% 5/15/2021 (a)	1,937,548
90	M	Virginia State Public Building Auth. Rev. 5% 8/1/2021 (a)	100,000

Portfolio of Investments (continued)
VIRGINIA TAX EXEMPT FUND
December 31, 2017

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$1,000	M	Virginia State Public School Auth. Rev. 5% 8/1/2019 (a)		$1,053,230
		Virginia State Res. Auth. Infrastructure Revenue:
575	M	5% 11/1/2018(a)		591,434
425	M	5% 11/1/2019(a)		450,126
1,000	M	Washington County Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2020 (a)		1,089,940
1,000	M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2019 (a)		1,055,060
				17,989,133
		Toll & Turnpike—1.1%
500	M	Metropolitan Washington, D.C. Airport Auth. Rev. 5% 10/1/2053		540,590
		Water/Sewer—5.9%
1,000	M	Fairfax County Water Rev. 5% 4/1/2041		1,207,010
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033		543,430
1,000	M	Norfolk Water Rev. 5% 11/1/2037		1,093,050
			98.8%	2,843,490
Total Value of Municipal Bonds (cost $45,276,688)			1.2	47,805,435
Other Assets, Less Liabilities				592,434
Net Assets			100.0%	$48,397,869

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

This page left intentionally blank.

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2017

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Assets
Investments in securities:
At identified cost	$639,362,210	$290,024,297
At value (Note 1A)	$678,934,845	$306,699,164
Cash	—	—
Receivables:
Interest	10,009,290	3,518,711
Investment securities sold	—	540,905
Shares sold	394,465	404,246
Other assets	47,414	20,592
Total Assets	689,386,014	311,183,618

Liabilities
Cash overdraft	11,000,420	4,831,010
Payables:
Investment securities purchased	—	538,830
Dividends payable	462,287	138,166
Shares redeemed	415,812	98,271
Accrued advisory fees	314,341	139,231
Accrued shareholder servicing costs	25,583	17,797
Accrued expenses	107,200	61,005
Total Liabilities	12,325,643	5,824,310
Net Assets	$677,060,371	$305,359,308

Net Assets Consist of:
Capital paid in	$647,436,938	$290,891,518
Undistributed net investment income (deficit)	249,040	8,284
Accumulated net realized loss on investments	(10,198,242)	(2,215,361)
Net unrealized appreciation in value of investments	39,572,635	16,674,867
Total	$677,060,371	$305,359,308

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA

$56,643,606	$35,316,722	$22,049,862	$19,221,043	$20,482,645
$60,605,072	$36,691,198	$23,670,960	$20,290,611	$21,448,635
—	11,458	—	—	—

839,740	520,719	339,207	257,719	244,307
—	—	—	—	—
4,980	3,496	24,171	56,568	2,335
4,154	2,533	1,732	1,406	1,530
61,453,946	37,229,404	24,036,070	20,606,304	21,696,807

260,151	—	56,027	90,339	597,791

—	1,214,490	—	—	—
42,123	19,738	13,999	15,049	10,025
40,094	185,611	229,006	157	50
25,915	15,261	10,172	8,633	8,900
2,874	1,395	1,315	752	820
20,998	22,245	18,574	22,587	19,041
392,155	1,458,740	329,093	137,517	636,627
$61,061,791	$35,770,664	$23,706,977	$20,468,787	$21,060,180

$58,572,180	$34,863,610	$22,729,013	$19,425,587	$20,245,736
6,836	(209)	5,692	268	82
(1,478,691)	(467,213)	(648,826)	(26,636)	(151,628)
3,961,466	1,374,476	1,621,098	1,069,568	965,990
$61,061,791	$35,770,664	$23,706,977	$20,468,787	$21,060,180

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2017

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Net Assets:
Class A	$617,860,350	$280,411,544
Class B	$834,483	$1,459,148
Advisor Class	$54,245,343	$15,016,745
Institutional Class	$4,120,195	$8,471,871

Shares of beneficial interest outstanding (Note 2):
Class A	65,596,192	16,947,202
Class B	89,008	88,614
Advisor Class	5,757,529	905,742
Institutional Class	438,668	508,739

Net asset value and redemption price per share - Class A	$9.42	$16.55

Maximum offering price per share - Class A (Net asset value/.96)*	$9.81	$17.24

Net asset value and offering price per share - Class B**	$9.38	$16.47

Net asset value, offering price and redemption price per share - Advisor Class	$9.42	$16.58

Net asset value, offering price and redemption price per share - Institutional Class	$9.39	$16.65

*	On purchases of $100,000 or more, the sales charge is reduced.
**	Redemption price is equal to net asset value less contingent sales charges, if applicable (Note 2).
(a)	California Class B shares were liquidated on April 12, 2017.

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA

$53,998,385	$34,897,151	$22,427,188	$19,686,818	$20,094,395
—	$299,144	$150,823	$47,108	$45,175
$7,056,930	$568,025	$1,122,599	$728,503	$914,280
$6,476	$6,344	$6,367	$6,358	$6,330

4,275,007	2,661,272	1,926,803	1,663,057	1,690,631
—	22,795	12,983	3,997	3,819
559,871	43,551	96,182	61,283	76,886
514	480	545	537	532

$12.63	$13.11	$11.64	$11.84	$11.89

$13.16	$13.66	$12.13	$12.33	$12.39

N/A(a)	$13.12	$11.62	$11.79	$11.83

$12.60	$13.04	$11.67	$11.89	$11.89

$12.61	$13.23	$11.68	$11.85	$11.90

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2017

	NEW JERSEY	NEW YORK
Assets
Investments in securities:
At identified cost	$48,179,390	$158,799,975
At value (Note 1A)	$51,389,286	$168,748,910
Cash	—	401,471
Receivables:
Interest	801,541	2,164,214
Investment securities sold	—	—
Shares sold	6,850	314,599
Other assets	3,592	11,717
Total Assets	52,201,269	171,640,911

Liabilities
Cash overdraft	614,377	—
Payables:
Investment securities purchased	—	—
Dividends payable	25,707	119,166
Shares redeemed	171,970	91,166
Accrued advisory fees	21,776	72,518
Accrued shareholder servicing costs	2,288	7,299
Accrued expenses	22,572	43,823
Total Liabilities	858,690	333,972
Net Assets	$51,342,579	$171,306,939

Net Assets Consist of:
Capital paid in	$48,595,088	$164,260,450
Undistributed net investment income	3,685	7,894
Accumulated net realized loss on investments	(466,090)	(2,910,340)
Net unrealized appreciation in value of investments	3,209,896	9,948,935
Total	$51,342,579	$171,306,939

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

$30,187,137	$20,917,115	$53,223,591	$36,087,211	$45,276,688
$31,457,538	$21,930,707	$56,585,746	$38,217,284	$47,805,435
179,644	—	—	167,727	39,759

363,438	169,374	552,073	374,408	626,937
—	—	—	—	—
—	3,125	4,127	2,018	8,525
1,888	1,607	3,922	2,664	3,321
32,002,508	22,104,813	57,145,868	38,764,101	48,483,977

—	850,792	733,804	—	—

—	—	—	—	—
14,850	11,654	29,585	43,064	38,556
5,626	10,000	10,083	78,067	2,622
13,446	8,979	23,800	16,310	20,510
813	827	2,438	1,971	1,812
17,333	19,199	23,238	21,206	22,608
52,068	901,451	822,948	160,618	86,108
$31,950,440	$21,203,362	$56,322,920	$38,603,483	$48,397,869

$31,235,065	$20,376,559	$54,407,486	$36,471,428	$47,128,363
1,069	1,214	825	1,982	350
(556,095)	(188,003)	(1,447,546)	—	(1,259,591)
1,270,401	1,013,592	3,362,155	2,130,073	2,528,747
$31,950,440	$21,203,362	$56,322,920	$38,603,483	$48,397,869

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2017

	NEW JERSEY	NEW YORK
Net Assets:
Class A	$48,917,377	$160,514,044
Class B	$304,593	$1,227,309
Advisor Class	$2,114,138	$9,559,187
Institutional Class	$6,471	$6,399

Shares of beneficial interest outstanding (Note 2):
Class A	3,827,504	11,319,112
Class B	23,959	86,656
Advisor Class	165,650	673,637
Institutional Class	508	451

Net asset value and redemption price per share - Class A	$12.78	$14.18

Maximum offering price per share - Class A (Net asset value/.96)*	$13.31	$14.77

Net asset value and offering price per share - Class B**	$12.71	$14.16

Net asset value, offering price and redemption price per share - Advisor Class	$12.76	$14.19

Net asset value, offering price and redemption price per share - Institutional Class	$12.74	$14.20

*	On purchases of $100,000 or more, the sales charge is reduced.
**	Redemption price is equal to net asset value less contingent sales charges, if applicable (Note 2).

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

$24,999,803	$21,145,426	$52,209,884	$37,215,513	$48,130,104
$47,151	$30,677	$6,574	$100,959	$97,291
$6,897,172	$20,915	$4,100,070	$1,280,600	$164,089
$6,314	$6,344	$6,392	$6,411	$6,385

1,898,106	1,733,514	3,900,484	2,892,195	3,713,155
3,591	2,514	494	7,914	7,565
522,673	1,735	306,854	99,360	12,686
480	514	479	498	489

$13.17	$12.20	$13.39	$12.87	$12.96

$13.72	$12.71	$13.95	$13.41	$13.50

$13.13	$12.20	$13.30	$12.76	$12.86

$13.20	$12.05	$13.36	$12.89	$12.93

$13.17	$12.34	$13.36	$12.87	$13.05

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2017

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Investment Income
Interest income	$31,477,679	$12,232,139
Expenses (Notes 1 and 5):
Advisory fees	3,955,460	1,700,100
Distribution plan expenses - Class A	1,850,404	822,460
Distribution plan expenses - Class B (a)	9,112	18,653
Shareholder servicing costs - Class A	327,203	199,088
Shareholder servicing costs - Class B (a)	1,085	1,740
Shareholder servicing costs - Advisor Class	25,561	14,587
Shareholder servicing costs - Institutional Class	210	6
Professional fees	139,550	53,599
Registration fees	76,000	72,000
Custodian fees	28,956	20,254
Reports to shareholders	35,202	22,710
Trustees' fees	39,370	16,712
Other expenses	50,931	35,502
Total expenses	6,539,044	2,977,411
Less: Expenses waived (Note 5)	(299,420)	(141,676)
Less: Expenses paid indirectly (Note 1E)	(6,265)	(5,016)
Net expenses	6,233,359	2,830,719
Net investment income	25,244,320	9,401,420

Realized and Unrealized Gain (Loss) on Investments (Note 4):
Net realized gain (loss) on investments	487,935	3,671,750
Net unrealized appreciation (depreciation) of investments	(6,091,398)	(2,193,281)
Net gain (loss) on investments	(5,603,463)	1,478,469
Net Increase in Net Assets Resulting from Operations	$19,640,857	$10,879,889

(a)	California Class B shares were liquidated on April 12, 2017.

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA

$2,451,676	$1,460,995	$1,076,249	$893,183	$887,867

349,855	214,558	147,343	117,212	123,921
156,370	105,146	70,149	57,588	59,158
7	3,732	1,498	656	675
35,070	16,307	16,633	10,300	10,144
11	417	66	66	64
2,270	144	594	271	630
3	2	3	3	3
19,200	17,291	14,843	14,080	13,875
2,600	2,322	7,233	8,499	2,006
5,353	4,034	4,245	3,268	3,227
7,569	5,860	5,345	4,906	5,357
3,439	2,123	1,461	1,155	1,222
13,091	9,784	7,163	6,138	9,017
594,838	381,720	276,576	224,142	229,299
(58,309)	(35,760)	(24,557)	(19,535)	(20,653)
(1,117)	(572)	(382)	(396)	(601)
535,412	345,388	251,637	204,211	208,045
1,916,264	1,115,607	824,612	688,972	679,822

(11,435)	11,399	8,122	25,502	(61,734)
248,529	(228,765)	(101,257)	(189,357)	(23,034)
237,094	(217,366)	(93,135)	(163,855)	(84,768)
$2,153,358	$898,241	$731,477	$525,117	$595,054

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2017

	NEW JERSEY	NEW YORK
Investment Income
Interest income	$2,171,424	$7,228,462
Expenses (Notes 1 and 5):
Advisory fees	303,519	1,004,748
Distribution plan expenses - Class A	145,280	473,843
Distribution plan expenses - Class B	3,581	12,551
Shareholder servicing costs - Class A	25,091	88,711
Shareholder servicing costs - Class B	409	654
Shareholder servicing costs - Advisor Class	1,189	3,896
Shareholder servicing costs - Institutional Class	3	3
Professional fees	18,584	35,775
Registration fees	2,503	6,850
Custodian fees	4,064	9,296
Reports to shareholders	6,284	11,842
Trustees' fees	2,992	9,896
Other expenses	11,311	23,521
Total expenses	524,810	1,681,586
Less: Expenses waived (Note 5)	(50,586)	(167,458)
Less: Expenses paid indirectly (Note 1E)	(918)	(2,916)
Net expenses	473,306	1,511,212
Net investment income	1,698,118	5,717,250
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1 and 4):
Net realized gain (loss) on:
Investments	64,147	603,952
Futures Contracts	—	—
Net realized gain (loss) on investments and futures contracts	64,147	603,952
Net unrealized appreciation (depreciation) of:
Investments	268,088	(930,996)
Futures Contracts	—	—
Net unrealized appreciation (depreciation) of investments and futures contracts	268,088	(930,996)
Net gain (loss) on investments	332,235	(327,044)
Net Increase in Net Assets Resulting from Operations	$2,030,353	$5,390,206
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,030,353	$5,390,206

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

$1,223,759	$944,895	$2,186,222	$1,688,137	$1,818,691

171,052	128,043	332,459	218,981	283,592
72,530	63,816	155,248	105,686	140,896
559	452	310	1,275	976
12,714	10,861	30,716	18,752	21,865
62	95	101	298	102
4,379	39	1,952	814	469
3	4	3	3	3
14,775	14,825	18,730	16,911	17,924
1,749	1,800	2,550	2,701	1,650
4,509	2,869	5,411	3,491	4,971
5,035	4,758	6,831	5,519	6,218
1,661	1,271	3,283	2,150	2,802
7,336	7,225	12,843	9,527	12,156
296,364	236,058	570,437	386,108	493,624
(28,509)	(21,341)	(55,409)	(36,497)	(47,265)
(577)	(568)	(818)	(851)	(1,041)
267,278	214,149	514,210	348,760	445,318
956,481	730,746	1,672,012	1,339,377	1,373,373

(222,494)	36,248	(28,337)	85,468	164,945
—	—	5,340	—	—
(222,494)	36,248	(22,997)	85,468	164,945

125,497	(223,572)	350,890	(266,128)	245,539
—	—	(4,623)	—	—
125,497	(223,572)	346,267	(266,128)	245,539
(96,997)	(187,324)	323,270	(180,660)	410,484
$859,484	$543,422	$1,995,282	$1,158,717	$1,783,857
$859,484	$543,422	$1,995,282	$1,158,717	$1,783,857

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	TAX EXEMPT INCOME
	2017	2016
Increase (Decrease) in Net Assets From Operations
Net investment income	$25,244,320	$25,794,963
Net realized gain (loss) on investments	487,935	(1,437,988)
Net unrealized appreciation (depreciation) of investments	(6,091,398)	(22,633,790)
Net increase (decrease) in net assets resulting from operations	19,640,857	1,723,185

Dividends to Shareholders
Net investment income-Class A	(23,731,611)	(24,781,926)
Net investment income-Class B	(28,672)	(32,498)
Net investment income-Advisor Class	(1,879,906)	(1,372,247)
Net investment income-Institutional Class	(32,648)	(263,095)
Total dividends	(25,672,837)	(26,449,766)

Trust Share Transactions
Class A:
Proceeds from shares sold	62,102,773	41,456,226
Reinvestment of dividends	18,273,669	19,205,137
Cost of shares redeemed	(64,975,043)	(56,683,371)
	15,401,399	3,977,992
Class B:
Proceeds from shares sold	31,442	234,680
Reinvestment of dividends	23,390	25,118
Cost of shares redeemed	(232,486)	(269,441)
	(177,654)	(9,643)
Advisor Class:
Proceeds from shares sold	33,088,511	13,815,686
Reinvestment of dividends	1,731,474	1,280,245
Cost of shares redeemed	(16,036,948)	(6,909,205)
	18,783,037	8,186,726
Institutional Class:
Proceeds from shares sold	5,814,975	7,558,753
Reinvestment of dividends	265	262
Cost of shares redeemed	(5,443,559)	(10,855,000)
	371,681	(3,295,985)
Net increase from trust share transactions	34,378,463	8,859,090
Net increase (decrease) in net assets	28,346,483	(15,867,491)

Net Assets
Beginning of year	648,713,888	664,581,379
End of year +	$677,060,371	$648,713,888
+ Includes undistributed net investment income (deficit) of	$249,040	$677,557

(a)	California Class B shares were liquidated on April 12, 2017.

See notes to financial statements

		SINGLE STATE TAX EXEMPT FUNDS
TAX EXEMPT OPPORTUNITIES		CALIFORNIA			CONNECTICUT
2017	2016	2017		2016	2017	2016

$9,401,420	$8,995,907	$1,916,264		$1,767,991	$1,115,607	$1,107,870
3,671,750	(1,275,517)	(11,435)		(413,117)	11,399	(17,276)
(2,193,281)	(7,596,905)	248,529		(1,550,782)	(228,765)	(1,040,597)
10,879,889	123,485	2,153,358		(195,908)	898,241	49,997

(10,025,548)	(8,720,727)	(1,722,801)		(1,664,408)	(1,130,482)	(1,100,939)
(53,631)	(62,650)	—		(157)	(8,853)	(13,245)
(251,895)	(156,430)	(224,186)		(151,265)	(11,070)	(1,087)
(8,331)	(208)	(232)		(236)	(209)	(200)
(10,339,405)	(8,940,015)	(1,947,219)		(1,816,066)	(1,150,614)	(1,115,471)

37,130,953	38,758,168	9,765,161		9,379,175	3,340,641	3,373,528
8,641,380	7,513,542	1,395,574		1,298,756	887,055	899,367
(34,239,771)	(34,491,392)	(6,006,621)		(8,880,750)	(3,894,441)	(2,750,799)
11,532,562	11,780,318	5,154,114		1,797,181	333,255	1,522,096

19,194	172,325	—		1,250	9,734	53,092
36,595	43,149	17		157	5,855	9,445
(833,663)	(502,805)	(2,429	)(a)	(9,302)	(219,834)	(193,518)
(777,874)	(287,331)	(2,412)		(7,895)	(204,245)	(130,981)

11,412,154	3,133,171	2,814,657		5,062,821	461,084	109,057
187,663	133,212	185,508		137,792	9,634	1,087
(2,573,817)	(1,345,697)	(1,814,378)		(1,487,469)	(18,007)	—
9,026,000	1,920,686	1,185,787		3,713,144	452,711	110,144

8,425,374	—	—		—	—	—
241	208	232		236	209	200
—	—	—		—	—	—
8,425,615	208	232		236	209	200
28,206,303	13,413,881	6,337,721		5,502,666	581,930	1,501,459
28,746,787	4,597,351	6,543,860		3,490,692	329,557	435,985

276,612,521	272,015,170	54,517,931		51,027,239	35,441,107	35,005,122
$305,359,308	$276,612,521	$61,061,791		$54,517,931	$35,770,664	$35,441,107
$8,284	$946,269	$6,836		$37,791	$(209)	$34,798

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	TAX EXEMPT INCOME
	2017	2016
Trust Shares Issued and Redeemed
Class A:
Sold	6,542,816	4,222,479
Issued for dividends reinvested	1,927,643	1,957,738
Redeemed	(6,849,752)	(5,784,053)
Net increase in Class A trust shares outstanding	1,620,707	396,164

Class B:
Sold	3,329	24,146
Issued for dividends reinvested	2,478	2,571
Redeemed	(24,607)	(27,413)
Net decrease in Class B trust shares outstanding	(18,800)	(696)

Advisor Class:
Sold	3,485,408	1,405,135
Issued for dividends reinvested	182,769	130,753
Redeemed	(1,695,344)	(703,214)
Net increase in Advisor Class trust shares outstanding	1,972,833	832,674

Institutional Class:
Sold	619,677	779,001
Issued for dividends reinvested	28	27
Redeemed	(578,729)	(1,102,075)
Net increase (decrease) in Institutional Class trust shares outstanding	40,976	(323,047)

(a)	California Class B shares were liquidated on April 12, 2017.

See notes to financial statements

		SINGLE STATE TAX EXEMPT FUNDS
TAX EXEMPT OPPORTUNITIES		CALIFORNIA			CONNECTICUT
2017	2016	2017		2016	2017	2016

2,238,246	2,266,973	770,423		718,946	252,535	248,633
521,064	439,884	110,135		99,566	67,245	66,184
(2,063,451)	(2,020,656)	(474,521)		(683,618)	(295,097)	(201,922)
695,859	686,201	406,037		134,894	24,683	112,895

1,165	10,097	—		96	737	3,885
2,218	2,537	1		12	443	695
(50,519)	(29,379)	(195	)(a)	(709)	(16,653)	(14,172)
(47,136)	(16,745)	(194)		(601)	(15,473)	(9,592)

691,812	183,788	222,580		386,605	35,120	8,156
11,307	7,811	14,673		10,609	735	81
(155,010)	(78,419)	(143,634)		(115,732)	(1,372)	—
548,109	113,180	93,619		281,482	34,483	8,237

508,352	—	—		—	—	—
14	12	19		18	16	15
—	—	—		—	—	—
508,366	12	19		18	16	15

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	MASSACHUSETTS
	2017	2016
Increase (Decrease) in Net Assets From Operations
Net investment income	$824,612	$770,615
Net realized (loss) gain on investments	8,122	(119,550)
Net unrealized appreciation (depreciation) of investments	(101,257)	(714,489)
Net increase (decrease) in net assets resulting from operations	731,477	(63,424)

Dividends to Shareholders
Net investment income-Class A	(801,990)	(727,345)
Net investment income-Class B	(4,053)	(4,476)
Net investment income-Advisor Class	(37,812)	(19,449)
Net investment income-Institutional Class	(232)	(216)
Total dividends	(844,087)	(751,486)

Trust Share Transactions
Class A:
Proceeds from shares sold	2,318,477	3,762,087
Reinvestment of dividends	639,047	586,197
Cost of shares redeemed	(3,535,210)	(2,406,569)
	(577,686)	1,941,715
Class B:
Proceeds from shares sold	4,800	6,400
Reinvestment of dividends	4,053	4,415
Cost of shares redeemed	(2,616)	(58,071)
	6,237	(47,256)
Advisor Class:
Proceeds from shares sold	761,574	709,014
Reinvestment of dividends	35,439	18,871
Cost of shares redeemed	(589,557)	(57,668)
	207,456	670,217
Institutional Class:
Proceeds from shares sold	—	—
Reinvestment of dividends	232	216
Cost of shares redeemed	—	—
	232	216
Net increase (decrease) from trust share transactions	(363,761)	2,564,892
Net increase (decrease) in net assets	(476,371)	1,749,982

Net Assets
Beginning of year	24,183,348	22,433,366
End of year +	$23,706,977	$24,183,348
+ Includes undistributed net investment income of	$5,692	$25,167

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
MICHIGAN		MINNESOTA		NEW JERSEY
2017	2016	2017	2016	2017	2016

$688,972	$739,801	$679,822	$692,532	$1,698,118	$1,605,000
25,502	(14,196)	(61,734)	119,877	64,147	(30,910)
(189,357)	(644,711)	(23,034)	(759,190)	268,088	(1,279,119)
525,117	80,894	595,054	53,219	2,030,353	294,971

(722,939)	(721,734)	(659,716)	(667,095)	(1,621,889)	(1,560,793)
(2,018)	(4,603)	(1,743)	(1,779)	(9,214)	(11,333)
(10,405)	(7,549)	(30,886)	(12,408)	(65,109)	(38,269)
(244)	(243)	(228)	(223)	(231)	(233)
(735,606)	(734,129)	(692,573)	(681,505)	(1,696,443)	(1,610,628)

2,024,705	1,231,248	1,734,192	1,489,745	3,749,281	6,535,912
542,403	530,238	537,261	542,234	1,330,607	1,222,135
(1,833,113)	(1,762,282)	(1,464,455)	(3,218,521)	(4,183,029)	(4,851,594)
733,995	(796)	806,998	(1,186,542)	896,859	2,906,453

—	11	—	—	15,500	118,862
2,013	4,514	1,743	1,778	7,933	8,723
(38,575)	(114,524)	(24,868)	—	(114,674)	(145,982)
(36,562)	(109,999)	(23,125)	1,778	(91,241)	(18,397)

626,548	271,548	456,046	357,184	1,170,113	688,505
9,666	3,713	29,509	12,404	57,685	32,748
(64,508)	(187,731)	(144,603)	(30,860)	(411,677)	(262,216)
571,706	87,530	340,952	338,728	816,121	459,037

—	—	—	—	—	—
244	243	228	223	231	233
—	—	—	—	—	—
244	243	228	223	231	233
1,269,383	(23,022)	1,125,053	(845,813)	1,621,970	3,347,326
1,058,894	(676,257)	1,027,534	(1,474,099)	1,955,880	2,031,669

19,409,893	20,086,150	20,032,646	21,506,745	49,386,699	47,355,030
$20,468,787	$19,409,893	$21,060,180	$20,032,646	$51,342,579	$49,386,699
$268	$46,901	$82	$12,833	$3,685	$2,010

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	MASSACHUSETTS
	2017	2016
Trust Shares Issued and Redeemed
Class A:
Sold	197,373	311,961
Issued for dividends reinvested	54,501	48,488
Redeemed	(301,637)	(199,102)
Net increase (decrease) in Class A trust shares outstanding	(49,763)	161,347

Class B:
Sold	410	529
Issued for dividends reinvested	346	366
Redeemed	(224)	(4,763)
Net increase (decrease) in Class B trust shares outstanding	532	(3,868)

Advisor Class:
Sold	64,794	58,306
Issued for dividends reinvested	3,014	1,563
Redeemed	(50,152)	(4,753)
Net increase in Advisor Class trust shares outstanding	17,656	55,116

Institutional Class:
Sold	—	—
Issued for dividends reinvested	19	18
Redeemed	—	—
Net increase in Institutional Class trust shares outstanding	19	18

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
MICHIGAN		MINNESOTA		NEW JERSEY
2017	2016	2017	2016	2017	2016

170,039	100,448	145,083	121,494	292,864	501,808
45,470	43,003	45,026	44,164	104,023	93,218
(153,554)	(143,549)	(122,564)	(260,825)	(326,738)	(369,521)
61,955	(98)	67,545	(95,167)	70,149	225,505

—	1	—	—	1,217	9,055
169	367	146	146	623	668
(3,244)	(9,360)	(2,107)	—	(8,998)	(11,151)
(3,075)	(8,992)	(1,961)	146	(7,158)	(1,428)

52,556	21,788	38,285	29,323	91,689	52,647
809	301	2,472	1,014	4,516	2,504
(5,383)	(15,595)	(12,138)	(2,500)	(32,254)	(19,930)
47,982	6,494	28,619	27,837	63,951	35,221

—	—	—	—	—	—
21	19	19	18	18	18
—	—	—	—	—	—
21	19	19	18	18	18

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	NEW YORK
	2017	2016
Increase (Decrease) in Net Assets From Operations
Net investment income	$5,717,250	$5,625,488
Net realized gain (loss) on investments	603,952	(672,589)
Net unrealized appreciation (depreciation) of investments	(930,996)	(4,761,868)
Net increase (decrease) in net assets resulting from operations	5,390,206	191,031

Dividends to Shareholders
Net investment income-Class A	(5,524,866)	(5,366,934)
Net investment income-Class B	(34,897)	(35,758)
Net investment income-Advisor Class	(306,744)	(255,903)
Net investment income-Institutional Class	(236)	(240)
Total dividends	(5,866,743)	(5,658,835)

Trust Share Transactions
Class A:
Proceeds from shares sold	21,075,812	21,393,098
Reinvestment of dividends	4,325,140	4,088,003
Cost of shares redeemed	(16,582,104)	(12,312,376)
	8,818,848	13,168,725
Class B:
Proceeds from shares sold	6,800	333,591
Reinvestment of dividends	22,091	27,513
Cost of shares redeemed	(70,718)	(225,437)
	(41,827)	135,667
Advisor Class:
Proceeds from shares sold	4,557,980	1,950,194
Reinvestment of dividends	278,013	248,711
Cost of shares redeemed	(2,534,823)	(985,376)
	2,301,170	1,213,529
Institutional Class:
Proceeds from shares sold	—	—
Reinvestment of dividends	236	240
Cost of shares redeemed	—	—
	236	240
Net increase (decrease) from trust share transactions	11,078,427	14,518,161
Net increase (decrease) in net assets	10,601,890	9,050,357

Net Assets
Beginning of year	160,705,049	151,654,692
End of year +	$171,306,939	$160,705,049
+ Includes undistributed net investment income of	$7,894	$157,387

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA		OHIO
2017	2016	2017	2016

$956,481	$757,217	$730,746	$713,372
(222,494)	(6,941)	36,248	19,710
125,497	(859,635)	(223,572)	(691,325)
859,484	(109,359)	543,422	41,757

(805,912)	(720,829)	(796,278)	(701,133)
(1,481)	(2,067)	(1,146)	(1,661)
(154,075)	(34,774)	(604)	(356)
(228)	(232)	(232)	(197)
(961,696)	(757,902)	(798,260)	(703,347)

6,004,833	4,210,357	1,464,586	1,400,182
648,205	577,221	628,332	565,261
(3,021,221)	(2,554,732)	(2,145,714)	(1,424,792)
3,631,817	2,232,846	(52,796)	540,651

—	—	1,200	1,200
1,375	1,869	1,127	1,661
(19,752)	(12,413)	(45,538)	(1,337)
(18,377)	(10,544)	(43,211)	1,524

5,852,180	4,099,652	9,343	—
149,587	34,089	596	356
(1,442,318)	(1,889,988)	—	—
4,559,449	2,243,753	9,939	356

—	—	—	—
228	232	232	197
—	—	—	—
228	232	232	197
8,173,117	4,466,287	(85,836)	542,728
8,070,905	3,599,026	(340,674)	(118,862)

23,879,535	20,280,509	21,544,036	21,662,898
$31,950,440	$23,879,535	$21,203,362	$21,544,036
$1,069	$6,284	$1,214	$68,728

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	NEW YORK
	2017	2016
Trust Shares Issued and Redeemed
Class A:
Sold	1,477,008	1,458,777
Issued for dividends reinvested	303,403	278,290
Redeemed	(1,161,996)	(837,087)
Net increase (decrease) in Class A trust shares outstanding	618,415	899,980

Class B:
Sold	477	22,740
Issued for dividends reinvested	1,552	1,875
Redeemed	(4,971)	(15,590)
Net increase (decrease) in Class B trust shares outstanding	(2,942)	9,025

Advisor Class:
Sold	319,261	133,121
Issued for dividends reinvested	19,493	16,946
Redeemed	(177,346)	(66,791)
Net increase in Advisor Class trust shares outstanding	161,408	83,276

Institutional Class:
Sold	—	—
Issued for dividends reinvested	17	16
Redeemed	—	—
Net increase in Institutional Class trust shares outstanding	17	16

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA		OHIO
2017	2016	2017	2016

453,696	308,942	118,581	109,964
49,059	42,405	51,050	44,387
(228,518)	(186,390)	(173,855)	(111,832)
274,237	164,957	(4,224)	42,519

—	—	97	94
104	137	92	131
(1,490)	(904)	(3,689)	(105)
(1,386)	(767)	(3,500)	120

440,748	304,041	765	—
11,307	2,544	49	29
(108,827)	(142,658)	—	—
343,228	163,927	814	29

—	—	—	—
18	17	19	15
—	—	—	—
18	17	19	15

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	OREGON
	2017	2016
Increase (Decrease) in Net Assets From Operations
Net investment income	$1,672,012	$1,659,677
Net realized gain (loss) on investments and futures contracts	(22,997)	(202,881)
Net unrealized appreciation (depreciation) of investments and futures contracts	346,267	(1,480,147)
Net increase (decrease) in net assets resulting from operations	1,995,282	(23,351)

Distributions to Shareholders
Net investment income-Class A	(1,648,141)	(1,477,595)
Net investment income-Class B	(667)	(4,652)
Net investment income-Advisor Class	(122,450)	(89,871)
Net investment income-Institutional Class	(215)	(213)
Net realized gains-Class A	—	—
Net realized gains-Class B	—	—
Net realized gains-Advisor Class	—	—
Net realized gains-Institutional Class	—	—
Total distributions	(1,771,473)	(1,572,331)

Trust Share Transactions
Class A:
Proceeds from shares sold	5,707,954	7,743,172
Reinvestment of distributions	1,354,003	1,233,364
Cost of shares redeemed	(6,541,011)	(5,005,890)
	520,946	3,970,646
Class B:
Proceeds from shares sold	2,520	2,520
Reinvestment of distributions	634	4,501
Cost of shares redeemed	(54,196)	(274,354)
	(51,042)	(267,333)
Advisor Class:
Proceeds from shares sold	2,346,348	1,300,311
Reinvestment of distributions	84,928	57,196
Cost of shares redeemed	(1,394,116)	(531,272)
	1,037,160	826,235
Institutional Class:
Proceeds from shares sold	—	—
Reinvestment of distributions	215	213
Cost of shares redeemed	—	—
	215	213
Net increase from trust share transactions	1,507,279	4,529,761
Net increase (decrease) in net assets	1,731,088	2,934,079

Net Assets
Beginning of year	54,591,832	51,657,753
End of year +	$56,322,920	$54,591,832
+ Includes undistributed net investment income of	$825	$100,286

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
PENNSYLVANIA		VIRGINIA
2017	2016	2017	2016

$1,339,377	$1,308,801	$1,373,373	$1,334,743
85,468	84,596	164,945	(388,484)
(266,128)	(1,171,943)	245,539	(1,102,888)
1,158,717	221,454	1,783,857	(156,629)

(1,360,714)	(1,255,735)	(1,383,331)	(1,323,688)
(3,997)	(6,783)	(1,957)	(539)
(46,315)	(30,713)	(5,969)	(3,763)
(255)	(246)	(197)	(189)
(82,335)	(24,435)	—	—
(225)	(124)	—	—
(2,888)	(674)	—	—
(14)	(5)	—	—
(1,496,743)	(1,318,715)	(1,391,454)	(1,328,179)

5,677,889	2,837,597	4,563,012	6,858,494
908,584	797,917	934,337	915,943
(2,479,079)	(3,239,143)	(3,678,433)	(2,865,833)
4,107,394	396,371	1,818,916	4,908,604

12,100	52,404	35,100	50,600
2,798	5,542	1,953	485
(81,377)	(144,926)	(10,024)	(15,981)
(66,479)	(86,980)	27,029	35,104

507,958	401,187	102,447	105,795
35,228	26,359	3,851	2,954
(190,250)	(52,107)	(118,400)	(16,917)
352,936	375,439	(12,102)	91,832

—	—	—	—
269	251	197	189
—	—	—	—
269	251	197	189
4,394,120	685,081	1,834,040	5,035,729
4,056,094	(412,180)	2,226,443	3,550,921

34,547,389	34,959,569	46,171,426	42,620,505
$38,603,483	$34,547,389	$48,397,869	$46,171,426
$1,982	$73,886	$350	$18,432

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	OREGON
	2017	2016
Trust Shares Issued and Redeemed
Class A:
Sold	426,134	560,874
Issued for distributions reinvested	101,094	89,544
Redeemed	(487,836)	(363,084)
Net increase in Class A trust shares outstanding	39,392	287,334

Class B:
Sold	189	183
Issued for distributions reinvested	47	326
Redeemed	(4,073)	(19,716)
Net increase (decrease) in Class B trust shares outstanding	(3,837)	(19,207)

Advisor Class:
Sold	175,710	94,430
Issued for distributions reinvested	6,357	4,166
Redeemed	(104,478)	(38,479)
Net increase (decrease) in Advisor Class trust shares outstanding	77,589	60,117

Institutional Class:
Sold	—	—
Issued for distributions reinvested	17	15
Redeemed	—	—
Net increase in Institutional Class trust shares outstanding	17	15

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
PENNSYLVANIA		VIRGINIA
2017	2016	2017	2016

437,637	212,869	351,189	516,861
70,071	59,873	72,170	68,932
(191,107)	(243,192)	(284,200)	(214,124)
316,601	29,550	139,159	371,669

942	3,929	2,751	4,001
217	418	152	37
(6,321)	(10,861)	(783)	(1,210)
(5,162)	(6,514)	2,120	2,828

39,068	29,983	7,938	7,911
2,712	1,978	298	223
(14,698)	(3,886)	(9,160)	(1,271)
27,082	28,075	(924)	6,863

—	—	—	—
20	19	15	14
—	—	—	—
20	19	15	14

Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2017

1. Significant Accounting Policies— First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Income Fund, Tax Exempt Opportunities Fund and the Single State Tax Exempt Funds, comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax Exempt Income Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Tax Exempt Opportunities Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon evaluated prices that are provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers and other available information in determining value. If prices are not readily available or determined to be unreliable, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2. Securities that are fair valued by the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2017

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of December 31, 2017:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*:
Tax Exempt Income	$—	$678,934,845	$—
Tax Exempt Opportunities	—	306,699,164	—
California	—	60,605,072	—
Connecticut	—	36,691,198	—
Massachusetts	—	23,670,960	—
Michigan	—	20,290,611	—
Minnesota	—	21,448,635	—
New Jersey	—	51,389,286	—
New York	—	168,748,910	—
North Carolina	—	31,457,538	—
Ohio	—	21,930,707	—
Oregon	—	56,585,746	—
Pennsylvania	—	38,217,284	—
Virginia	—	47,805,435	—

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds during the year ended December 31, 2017.

Transfers, if any, between Levels are recognized at the end of the reporting period.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At December 31, 2017, capital loss carryovers were as follows:

		Not Subject to Expiration
Fund	Total	Short Term	Long Term
Tax Exempt Income	$10,198,242	$9,687,574	$510,668
Tax Exempt Opportunities	2,215,361	2,215,361	—
California	1,478,691	918,881	559,810
Connecticut	467,213	199,850	267,363
Massachusetts	648,826	430,254	218,572
Michigan	26,636	26,636	—
Minnesota	151,628	151,628	—
New Jersey	466,090	120,432	345,658
New York	2,910,340	1,873,487	1,036,853
North Carolina	556,095	314,310	241,785
Ohio	188,003	188,003	—
Oregon	1,447,546	843,438	604,108
Virginia	1,259,591	842,226	417,365

During the year ended December 31, 2017, the following Funds utilized/expired capital loss carryovers

	Utilized	Expired
Tax Exempt Income	$474,746	$—
Tax Exempt Opportunities	1,640,444	—
Connecticut	62,483	—
Massachusetts	3,556	—
Michigan	5,445	—
New Jersey	65,720	—
New York	527,744	634,149
North Carolina	972	—
Oregon	5,881	—
Virginia	83,647	289,554

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“Modernization Act of 2010”), losses incurred in this fiscal year and beyond retain their

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2017

character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 – 2016, or expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State and New York City; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, post-October losses and net operating losses.

D. Expense Allocation/Class Allocation—Expenses directly charged or attributable to a Fund or Class are paid from the assets of that Fund or Class, respectively. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily. For the year ended December 31, 2017, The Bank of New York Mellon, custodian of the Funds, has provided credits in the amount of $22,038 against custodian charges based on uninvested cash balances of the Funds.

F. Derivatives—The Funds may invest in derivatives such as futures contracts, options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. At December 31, 2017, none of the funds

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2017

held investments in futures contracts; however, during the year ended December 31, 2017, Oregon held investments in futures contracts.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the year ended December 31, 2017, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of their bond portfolios. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. For the year ended December 31, 2017, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the year ended December 31, 2017, the Funds had no investments in MMD Rate Locks.

For the year ended December 31, 2017, the effect of derivative instruments in the Statements of Operations is as follows:

Fund	Net Realized Gain on Futures Contracts	Net Unrealized Loss on Futures Contracts
Oregon	$5,340	$(4,623)

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital— The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated four classes of shares, Class A, Class B, Advisor Class and Institutional Class shares (each, a “Class”), except for California Tax Exempt Fund whose Class B shares liquidated on April 12, 2017. Institutional Class and Advisor Class shares were made available for sale to the public starting May 1, 2013 and October 1, 2013, respectively. Not all classes of shares of each Fund may be available in all jurisdictions. Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The shares sold by the Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 4.00% of the amount invested (effective January 31, 2017, the maximum initial sales charge on Class A shares was changed from 5.75% to 4.00%) and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. There are no sales charges or distribution plan fees associated with the purchase of Advisor Class and Institutional Class shares. Realized and unrealized gains or losses,

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2017

investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk— The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region. Since each Single State Tax Exempt Fund generally invests in the municipal securities of a particular state, each of these Funds is vulnerable to events in that particular state that could reduce the value of municipal securities issued within the state, including erosion of taxes or other revenues supporting debt obligations, failure of the revenue generated to meet levels sufficient to satisfy debt obligations, state budget deficits and other related financial difficulties.

4. Security Transactions—For the year ended December 31, 2017, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

Fund	Cost of Purchases	Proceeds of Sales
Tax Exempt Income	$257,799,189	$223,776,342
Tax Exempt Opportunities	222,620,734	195,699,121
California	17,081,854	10,919,637
Connecticut	13,197,684	10,433,505
Massachusetts	5,952,678	5,835,806
Michigan	6,736,543	5,309,792
Minnesota	8,055,304	7,005,859
New Jersey	24,281,436	22,155,019
New York	66,662,868	55,573,275
North Carolina	16,311,943	9,464,119
Ohio	6,482,975	5,573,123
Oregon	18,477,094	16,513,349
Pennsylvania	12,910,580	8,911,275
Virginia	18,939,255	16,827,476

At December 31, 2017, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

Fund	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Tax Exempt Income	$639,362,210	$39,620,221	$47,586	$39,572,635
Tax Exempt Opportunities	290,024,297	16,692,439	17,572	16,674,867
California	56,643,606	3,961,466	—	3,961,466
Connecticut	35,316,722	1,376,526	2,050	1,374,476
Massachusetts	22,049,862	1,621,098	—	1,621,098
Michigan	19,221,043	1,069,568	—	1,069,568
Minnesota	20,482,645	965,990	—	965,990
New Jersey	48,179,390	3,209,896	—	3,209,896
New York	158,799,975	9,950,276	1,341	9,948,935
North Carolina	30,187,137	1,270,401	—	1,270,401
Ohio	20,917,115	1,014,483	891	1,013,592
Oregon	53,223,591	3,362,155	—	3,362,155
Pennsylvania	36,087,211	2,130,073	—	2,130,073
Virginia	45,276,688	2,528,747	—	2,528,747

5. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trust are officers of the Trust’s investment adviser, FIMCO, its underwriter, Foresters Financial Services, Inc. (“FFS”) and /or its transfer agent, Foresters Investor Services, Inc. (“FIS”). Trustees of the Trust who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the year ended December 31, 2017, total trustees fees accrued by the Funds amounted to $89,537.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the year ended December 31, 2017, FIMCO has voluntarily waived advisory fees in excess of .55% for the Tax Exempt Income and Tax Exempt Opportunities Funds and .50% for each of the single State Tax Exempt Funds. For the year ended December 31, 2017, advisory fees accrued by the Funds to FIMCO were $9,050,843 of which $1,006,975 was waived by FIMCO as noted above.

For the year ended December 31, 2017, FFS, as underwriter, received $2,778,133 in commissions from the sale of shares of the Funds after allowing $596,129 to other dealers. Shareholder servicing costs included $746,153 in transfer agent fees accrued to FIS.

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2017

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FFS a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended December 31, 2017, total distribution plan fees accrued to FFS by the Funds amounted to $4,332,611.

6. Tax Components of Capital and Distributions to Shareholders—The tax character of distributions declared for the years ended December 31, 2017 and December 31, 2016 were as follows:

	Year Ended December 31, 2017
	Distributions Declared from
Fund	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Tax Exempt Income	$25,437,371	$235,466	$—	$25,672,837
Tax Exempt Opportunities	10,296,473	42,932	—	10,339,405
California	1,943,358	3,861	—	1,947,219
Connecticut	1,147,480	3,134	—	1,150,614
Massachusetts	834,939	9,148	—	844,087
Michigan	734,508	1,098	—	735,606
Minnesota	690,827	1,746	—	692,573
New Jersey	1,694,113	2,330	—	1,696,443
New York	5,823,779	42,964	—	5,866,743
North Carolina	949,664	12,032	—	961,696
Ohio	793,232	5,028	—	798,260
Oregon	1,766,050	5,423	—	1,771,473
Pennsylvania	1,389,366	73,262	34,115	1,496,743
Virginia	1,385,028	6,426	—	1,391,454

	Year Ended December 31, 2016
	Distributions Declared from
Fund	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Tax Exempt Income	$26,307,058	$142,708	$—	$26,449,766
Tax Exempt Opportunities	8,891,200	48,815	—	8,940,015
California	1,811,551	4,515	—	1,816,066
Connecticut	1,109,605	5,866	—	1,115,471
Massachusetts	749,674	1,812	—	751,486
Michigan	730,577	3,552	—	734,129
Minnesota	681,186	319	—	681,505
New Jersey	1,609,948	680	—	1,610,628

	Year Ended December 31, 2016
	Distributions Declared from
Fund	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
New York	$5,581,106	$77,729	$—	$5,658,835
North Carolina	757,352	550	—	757,902
Ohio	700,185	3,162	—	703,347
Oregon	1,557,828	14,503	—	1,572,331
Pennsylvania	1,274,587	44,128	—	1,318,715
Virginia	1,318,376	9,803	—	1,328,179

As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Ordinary Income	Capital Loss Carryover	Other Accumulated Losses*	Unrealized Appreciation	Total Distributable Earnings**
Tax Exempt Income	$249,040	$(10,198,242)	$—	$39,572,635	$29,623,433
Tax Exempt Opportunities	8,284	(2,215,361)	—	16,674,867	14,467,790
California	6,836	(1,478,691)	—	3,961,466	2,489,611
Connecticut	—	(467,213)	(209)	1,374,476	907,054
Massachusetts	5,692	(648,826)	—	1,621,098	977,964
Michigan	268	(26,636)	—	1,069,568	1,043,200
Minnesota	82	(151,628)	—	965,990	814,444
New Jersey	3,685	(466,090)	—	3,209,896	2,747,491
New York	7,894	(2,910,340)	—	9,948,935	7,046,489
North Carolina	1,069	(556,095)	—	1,270,401	715,375
Ohio	1,214	(188,003)	—	1,013,592	826,803
Oregon	825	(1,447,546)	—	3,362,155	1,915,434
Pennsylvania	1,982	—	—	2,130,073	2,132,055
Virginia	350	(1,259,591)	—	2,528,747	1,269,506

*	Other accumulated losses consist of late loss deferrals and post-October loss deferrals, which are utilized on the first day of the Funds’ next fiscal year.
**	Differences between book distributable earnings and tax distributable earnings consist of primarily of post-October losses and amortization of bond premium and discounts.

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2017

For the year ended December 31, 2017, the following reclassifications were made to reflect permanent differences between book reporting and tax reporting:

Fund	Capital Paid In	Undistributed Ordinary Income	Accumulated Capital Gains
New York	$(634,149)	—	$634,149
Virginia	(289,554)	—	289,554

7. Subsequent Events—Subsequent events occurring after December 31, 2017, have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

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Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding , total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.

	PER SHARE DATA

		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
TAX EXEMPT INCOME FUND
Class A
2013	$10.27	$.398		$(.719)	$(.321)	$.389	—	$.389	$9.56
2014	9.56	.395	(a)	.444	.839	.389	—	.389	10.01
2015	10.01	.392	(a)	(.143)	.249	.389	—	.389	9.87
2016	9.87	.379	(a)	(.360)	.019	.389	—	.389	9.50
2017	9.50	.359	(a)	(.074)	.285	.365	—	.365	9.42
Class B
2013	10.26	.327		(.728)	(.401)	.319	—	.319	9.54
2014	9.54	.320	(a)	.449	.769	.319	—	.319	9.99
2015	9.99	.315	(a)	(.156)	.159	.319	—	.319	9.83
2016	9.83	.302	(a)	(.353)	(.051)	.319	—	.319	9.46
2017	9.46	.285	(a)	(.068)	.217	.297	—	.297	9.38
Advisor Class
2013(b)	10.31	.241		(.753)	(.512)	.258	—	.258	9.54
2014	9.54	.422	(a)	.442	.864	.404	—	.404	10.00
2015	10.00	.421	(a)	(.147)	.274	.414	—	.414	9.86
2016	9.86	.408	(a)	(.354)	.054	.414	—	.414	9.50
2017	9.50	.386	(a)	(.080)	.306	.386	—	.386	9.42
Institutional Class
2013(b)	10.31	.280		(.762)	(.482)	.258	—	.258	9.57
2014	9.57	.437	(a)	.427	.864	.404	—	.404	10.03
2015	10.03	.421	(a)	(.157)	.264	.414	—	.414	9.88
2016	9.88	.410	(a)	(.416)	(.006)	.414	—	.414	9.46
2017	9.46	.415	(a)	(.099)	.316	.386	—	.386	9.39

See notes to financial statements

RATIOS / SUPPLEMENTAL DATA

		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate
(3.18)%	$640,625	.96%		.96%		4.01%		1.00%		3.97%		12%
8.88	645,294	.95		.95		3.99		1.00		3.94		11
2.53	627,297	.95		.95		3.95		1.00		3.90		11
.14	607,985	.96		.96		3.86		1.00		3.82		18
3.05	617,860	.96		.96		3.78		1.01		3.73		34

(3.96)	1,431	1.70		1.70		3.28		1.74		3.24		12
8.14	1,403	1.70		1.70		3.24		1.75		3.19		11
1.62	1,067	1.72		1.72		3.19		1.76		3.15		11
(.58)	1,020	1.73		1.73		3.09		1.77		3.05		18
2.32	834	1.72		1.72		3.02		1.77		2.97		34

(4.97)††	1	.81	†	.81	†	4.16	†	.85	†	4.12	†	12
9.17	18,887	.64		.64		4.24		.68		4.20		11
2.80	29,094	.64		.64		4.26		.69		4.21		11
.50	35,947	.65		.65		4.16		.69		4.12		18
3.27	54,245	.66		.66		4.07		.71		4.02		34

(4.68)††	1	.66	†	.66	†	4.31	†	.70	†	4.27	†	12
9.14	5,667	.63		.63		4.36		.67		4.32		11
2.69	7,124	.63		.63		4.25		.67		4.21		11
(.13)	3,762	.64		.64		4.15		.68		4.11		18
3.40	4,120	.64		.64		4.38		.69		4.33		34

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	PER SHARE DATA

		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period

TAX EXEMPT OPPORTUNITIES FUND
Class A
2013	$17.16	$.539		$(1.381)	$(.842)	$.508	—	$.508	$15.81
2014	15.81	.552	(a)	1.241	1.793	.533	—	.533	17.07
2015	17.07	.548	(a)	(.032)	.516	.546	—	.546	17.04
2016	17.04	.555	(a)	(.523)	.032	.552	—	.552	16.52
2017	16.52	.551	(a)	.086	.637	.607	—	.607	16.55
Class B
2013	17.13	.437		(1.395)	(.958)	.402	—	.402	15.77
2014	15.77	.429	(a)	1.238	1.667	.427	—	.427	17.01
2015	17.01	.421	(a)	(.037)	.384	.434	—	.434	16.96
2016	16.96	.428	(a)	(.524)	(.096)	.434	—	.434	16.43
2017	16.43	.432	(a)	.084	.516	.476	—	.476	16.47
Advisor Class
2013(b)	17.30	.338		(1.510)	(1.172)	.338	—	.338	15.79
2014	15.79	.583	(a)	1.221	1.804	.544	—	.544	17.05
2015	17.05	.579	(a)	(.025)	.554	.564	—	.564	17.04
2016	17.04	.582	(a)	(.532)	.050	.570	—	.570	16.52
2017	16.52	.569	(a)	.097	.666	.606	—	.606	16.58
Institutional Class
2013(b)	17.30	.385		(1.507)	(1.122)	.338	—	.338	15.84
2014	15.84	.568	(a)	1.246	1.814	.544	—	.544	17.11
2015	17.11	.590	(a)	(.046)	.544	.564	—	.564	17.09
2016	17.09	.609	(a)	(.529)	.080	.570	—	.570	16.60
2017	16.60	.483	(a)	.201	.684	.634	—	.634	16.65

See notes to financial statements

RATIOS / SUPPLEMENTAL DATA

		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate
(4.97)%	$258,898	1.01%		1.01%		3.27%		1.06%		3.22%		84%
11.46	265,621	.99		.99		3.31		1.04		3.26		70
3.08	265,258	.99		.99		3.23		1.04		3.18		59
.13	268,466	1.00		1.00		3.24		1.05		3.19		50
3.91	280,412	1.00		1.00		3.32		1.05		3.27		69

(5.65)	2,891	1.73		1.73		2.53		1.78		2.48		84
10.66	2,779	1.72		1.72		2.59		1.77		2.54		70
2.29	2,587	1.73		1.73		2.49		1.78		2.44		59
(.62)	2,231	1.73		1.73		2.51		1.78		2.46		50
3.18	1,459	1.72		1.72		2.62		1.77		2.57		69

(6.78)††	1	.84	†	.84	†	3.44	†	.89	†	3.39	†	84
11.55	3,684	.78		.78		3.46		.83		3.41		70
3.31	4,165	.81		.81		3.41		.86		3.36		59
.23	5,909	.84		.84		3.40		.89		3.35		50
4.09	15,017	.84		.84		3.43		.89		3.38		69

(6.49)††	1	.69	†	.69	†	3.59	†	.74	†	3.54	†	84
11.57	1	.66		.66		3.64		.71		3.59		70
3.24	6	.66		.66		3.56		.71		3.51		59
.41	6	.69		.69		3.55		.74		3.50		50
4.18	8,472	.70		.70		2.91		.75		2.86		69

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	PER SHARE DATA

		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
SINGLE STATE TAX EXEMPT FUNDS CALIFORNIA FUND
Class A
2013	$12.96	$.426		$(.798)	$(.372)	$.408	—	$.408	$12.18
2014	12.18	.448	(a)	.831	1.279	.439	—	.439	13.02
2015	13.02	.435	(a)	.007	.442	.442	—	.442	13.02
2016	13.02	.430	(a)	(.428)	.002	.442	—	.442	12.58
2017	12.58	.412	(a)	.058	.470	.420	—	.420	12.63
Advisor Class
2013(b)	13.07	.265		(.905)	(.640)	.270	—	.270	12.16
2014	12.16	.481	(a)	.824	1.305	.465	—	.465	13.00
2015	13.00	.472	(a)	.004	.476	.486	—	.486	12.99
2016	12.99	.470	(a)	(.424)	.046	.486	—	.486	12.55
2017	12.55	.453	(a)	.057	.510	.460	—	.460	12.60
Institutional Class
2013(b)	13.07	.311		(.911)	(.600)	.270	—	.270	12.20
2014	12.20	.456	(a)	.849	1.305	.465	—	.465	13.04
2015	13.04	.459	(a)	(.013)	.446	.486	—	.486	13.00
2016	13.00	.466	(a)	(.430)	.036	.486	—	.486	12.55
2017	12.55	.451	(a)	.069	.520	.460	—	.460	12.61

See notes to financial statements

RATIOS / SUPPLEMENTAL DATA

			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate
(2.91)%		$46,231	1.00%		1.00%		3.41%		1.06%		3.35%		56%
10.62		47,909	.99		.99		3.51		1.06		3.44		47
3.46		48,610	.97		.97		3.36		1.05		3.28		76
(.06)		48,658	.95		.95		3.29		1.05		3.19		42
3.78		53,998	.96		.96		3.25		1.06		3.15		19

(4.89	)††	1	.85	†	.85	†	3.56	†	.91	†	3.50	†	56
10.86		804	.69		.69		3.73		.76		3.66		47
3.74		2,400	.66		.66		3.66		.75		3.57		76
.28		5,851	.62		.62		3.61		.72		3.51		42
4.11		7,057	.62		.62		3.58		.72		3.48		19

(4.58	)††	1	.70	†	.70	†	3.71	†	.76	†	3.65	†	56
10.82		1	.67		.67		3.83		.74		3.76		47
3.50		6	.65		.65		3.68		.73		3.60		76
.20		6	.62		.62		3.62		.72		3.52		42
4.19		6	.65		.65		3.56		.75		3.46		19

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	PER SHARE DATA

		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
CONNECTICUT FUND
Class A
2013	$14.07	$.464		$(1.041)	$(.577)	$.463	—	$.463	$13.03
2014	13.03	.451	(a)	.687	1.138	.458	—	.458	13.71
2015	13.71	.447	(a)	(.115)	.332	.432	—	.432	13.61
2016	13.61	.429	(a)	(.407)	.022	.432	—	.432	13.20
2017	13.20	.413	(a)	(.077)	.336	.426	—	.426	13.11
Class B
2013	14.05	.364		(1.038)	(.674)	.366	—	.366	13.01
2014	13.01	.352	(a)	.686	1.038	.358	—	.358	13.69
2015	13.69	.348	(a)	(.114)	.234	.324	—	.324	13.60
2016	13.60	.328	(a)	(.404)	(.076)	.324	—	.324	13.20
2017	13.20	.314	(a)	(.082)	.232	.312	—	.312	13.12
Advisor Class
2013(b)	14.08	.283		(1.045)	(.762)	.308	—	.308	13.01
2014	13.01	.363	(a)	.745	1.108	.458	—	.458	13.66
2015	13.66	.437	(a)	(.169)	.268	.438	—	.438	13.49
2016	13.49	.449	(a)	(.391)	.058	.438	—	.438	13.11
2017	13.11	.442	(a)	(.072)	.370	.440	—	.440	13.04
Institutional Class
2013(b)	14.08	.337		(1.049)	(.712)	.308	—	.308	13.06
2014	13.06	.479	(a)	.689	1.168	.458	—	.458	13.77
2015	13.77	.477	(a)	(.139)	.338	.438	—	.438	13.67
2016	13.67	.469	(a)	(.401)	.068	.438	—	.438	13.30
2017	13.30	.456	(a)	(.082)	.374	.444	—	.444	13.23

See notes to financial statements

RATIOS / SUPPLEMENTAL DATA

		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate
(4.16)%	$32,100	1.01%		1.01%		3.43%		1.07%		3.37%		23%
8.83	34,767	.99		.99		3.33		1.06		3.26		19
2.47	34,337	.97		.97		3.29		1.06		3.20		25
.12	34,811	.96		.96		3.15		1.06		3.05		15
2.57	34,897	.96		.96		3.13		1.06		3.03		29

(4.85)	791	1.74		1.74		2.70		1.80		2.64		23
8.05	837	1.72		1.72		2.60		1.79		2.53		19
1.74	651	1.70		1.70		2.56		1.79		2.47		25
(.60)	505	1.70		1.70		2.41		1.80		2.31		15
1.77	299	1.73		1.73		2.38		1.83		2.28		29

(5.43)††	1	.87	†	.87	†	3.57	†	.93	†	3.51	†	23
8.61	6	.85		.85		3.47		.92		3.40		19
2.00	11	.83		.83		3.43		.92		3.34		25
.39	119	.70		.70		3.35		.80		3.25		15
2.86	568	.66		.66		3.37		.76		3.27		29

(5.07)††	1	.72	†	.72	†	3.72	†	.78	†	3.66	†	23
9.04	1	.68		.68		3.64		.75		3.57		19
2.50	6	.66		.66		3.60		.75		3.51		25
.46	6	.68		.68		3.43		.78		3.33		15
2.84	6	.66		.66		3.42		.76		3.32		29

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

PER SHARE DATA

		Investments Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
MASSACHUSETTS FUND
Class A
2013	$12.44	$.392		$(.944)	$(.552)	$.408	—	$.408	$11.48
2014	11.48	.395	(a)	.699	1.094	.394	—	.394	12.18
2015	12.18	.390	(a)	(.092)	.298	.388	—	.388	12.09
2016	12.09	.401	(a)	(.410)	(.009)	.391	—	.391	11.69
2017	11.69	.393	(a)	(.041)	.352	.402	—	.402	11.64
Class B
2013	12.42	.373		(1.003)	(.630)	.330	—	.330	11.46
2014	11.46	.309	(a)	.706	1.015	.315	—	.315	12.16
2015	12.16	.305	(a)	(.099)	.206	.306	—	.306	12.06
2016	12.06	.319	(a)	(.410)	(.091)	.309	—	.309	11.66
2017	11.66	.313	(a)	(.036)	.277	.317	—	.317	11.62
Advisor Class
2013(b)	12.47	.243		(.982)	(.739)	.271	—	.271	11.46
2014	11.46	.425	(a)	.703	1.128	.408	—	.408	12.18
2015	12.18	.424	(a)	(.080)	.344	.414	—	.414	12.11
2016	12.11	.431	(a)	(.401)	.030	.420	—	.420	11.72
2017	11.72	.431	(a)	(.045)	.386	.436	—	.436	11.67
Institutional Class
2013(b)	12.47	.275		(.984)	(.709)	.271	—	.271	11.49
2014	11.49	.419	(a)	.709	1.128	.408	—	.408	12.21
2015	12.21	.423	(a)	(.109)	.314	.414	—	.414	12.11
2016	12.11	.440	(a)	(.410)	.030	.420	—	.420	11.72
2017	11.72	.431	(a)	(.038)	.393	.433	—	.433	11.68

See notes to financial statements

RATIOS / SUPPLEMENTAL DATA

		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate
(4.49)%	$22,164	1.07%		1.07%		3.29%		1.13%		3.23%		52%
9.63	22,580	1.08		1.08		3.30		1.15		3.23		11
2.49	21,947	1.05		1.05		3.22		1.13		3.14		14
(.14)	23,111	1.03		1.03		3.31		1.13		3.21		14
3.04	22,427	1.04		1.04		3.35		1.14		3.25		24

(5.13)	230	1.79		1.79		2.57		1.85		2.51		52
8.93	231	1.79		1.79		2.58		1.86		2.51		11
1.72	197	1.74		1.74		2.53		1.83		2.44		14
(.81)	145	1.71		1.71		2.64		1.81		2.54		14
2.39	151	1.71		1.71		2.68		1.81		2.58		24

(5.93)††	1	.91	†	.91	†	3.45	†	.97	†	3.39	†	52
9.95	69	.78		.78		3.51		.85		3.44		11
2.88	283	.76		.76		3.51		.85		3.42		14
.19	920	.73		.73		3.56		.83		3.46		14
3.33	1,123	.72		.72		3.67		.82		3.57		24

(5.69)††	1	.76	†	.76	†	3.60	†	.82	†	3.54	†	52
9.91	1	.75		.75		3.63		.82		3.56		11
2.62	6	.72		.72		3.55		.80		3.47		14
.19	6	.71		.71		3.63		.81		3.53		14
3.40	6	.72		.72		3.67		.82		3.57		24

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

PER SHARE DATA

		Investments Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
MICHIGAN FUND
Class A
2013	$12.86	$.451		$(1.188)	$(.737)	$.443	—	$.443	$11.68
2014	11.68	.448	(a)	.790	1.238	.448	—	.448	12.47
2015	12.47	.458	(a)	(.118)	.340	.450	—	.450	12.36
2016	12.36	.453	(a)	(.393)	.060	.450	—	.450	11.97
2017	11.97	.421	(a)	(.101)	.320	.450	—	.450	11.84
Class B
2013	12.84	.363		(1.184)	(.821)	.359	—	.359	11.66
2014	11.66	.361	(a)	.773	1.134	.364	—	.364	12.43
2015	12.43	.369	(a)	(.113)	.256	.366	—	.366	12.32
2016	12.32	.365	(a)	(.399)	(.034)	.366	—	.366	11.92
2017	11.92	.333	(a)	(.098)	.235	.365	—	.365	11.79
Advisor Class
2013(b)	12.79	.291		(1.118)	(.827)	.293	—	.293	11.67
2014	11.67	.485	(a)	.831	1.316	.466	—	.466	12.52
2015	12.52	.482	(a)	(.112)	.370	.480	—	.480	12.41
2016	12.41	.489	(a)	(.409)	.080	.480	—	.480	12.01
2017	12.01	.446	(a)	(.090)	.356	.476	—	.476	11.89
Institutional Class
2013(b)	12.79	.308		(1.115)	(.807)	.293	—	.293	11.69
2014	11.69	.451	(a)	.795	1.246	.466	—	.466	12.47
2015	12.47	.478	(a)	(.128)	.350	.480	—	.480	12.34
2016	12.34	.490	(a)	(.400)	.090	.480	—	.480	11.95
2017	11.95	.454	(a)	(.089)	.365	.465	—	.465	11.85

See notes to financial statements

RATIOS / SUPPLEMENTAL DATA

		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate
(5.81)%	$19,867	1.06%		1.06%		3.69%		1.12%		3.63%		17%
10.75	20,149	1.06		1.06		3.68		1.13		3.61		54
2.77	19,798	1.04		1.04		3.69		1.13		3.60		32
.44	19,160	1.04		1.04		3.67		1.14		3.57		22
2.71	19,687	1.05		1.05		3.53		1.15		3.43		27

(6.47)	201	1.80		1.80		2.95		1.86		2.89		17
9.83	197	1.78		1.78		2.97		1.85		2.90		54
2.09	198	1.75		1.75		2.99		1.84		2.90		32
(.33)	84	1.75		1.75		2.96		1.85		2.86		22
1.99	47	1.79		1.79		2.80		1.89		2.70		27

(6.48)††	1	.90	†	.90	†	3.85	†	.96	†	3.79	†	17
11.45	37	.72		.72		3.96		.79		3.89		54
3.01	84	.83		.83		3.88		.92		3.79		32
.68	160	.76		.76		3.97		.86		3.87		22
3.01	729	.80		.80		3.73		.90		3.63		27

(6.32)††	1	.75	†	.75	†	4.00	†	.81	†	3.94	†	17
10.81	1	.74		.74		4.00		.81		3.93		54
2.86	6	.72		.72		4.01		.81		3.92		32
.68	6	.74		.74		3.97		.84		3.87		22
3.10	6	.77		.77		3.81		.87		3.71		27

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

PER SHARE DATA

		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
MINNESOTA FUND Class A
2013	$12.88	$.416		$(.806)	$(.390)	$.420	—	$.420	$12.07
2014	12.07	.421	(a)	.439	.860	.420	—	.420	12.51
2015	12.51	.416	(a)	(.179)	.237	.417	—	.417	12.33
2016	12.33	.415	(a)	(.397)	.018	.408	—	.408	11.94
2017	11.94	.392	(a)	(.042)	.350	.400	—	.400	11.89
Class B
2013	12.86	.336		(.824)	(.488)	.342	—	.342	12.03
2014	12.03	.322	(a)	.440	.762	.342	—	.342	12.45
2015	12.45	.322	(a)	(.177)	.145	.335	—	.335	12.26
2016	12.26	.322	(a)	(.390)	(.068)	.312	—	.312	11.88
2017	11.88	.303	(a)	(.047)	.256	.306	—	.306	11.83
Advisor Class
2013(b)	12.89	.261		(.822)	(.561)	.279	—	.279	12.05
2014	12.05	.447	(a)	.437	.884	.434	—	.434	12.50
2015	12.50	.447	(a)	(.173)	.274	.444	—	.444	12.33
2016	12.33	.448	(a)	(.394)	.054	.444	—	.444	11.94
2017	11.94	.424	(a)	(.044)	.380	.430	—	.430	11.89
Institutional Class
2013(b)	12.89	.287		(.818)	(.531)	.279	—	.279	12.08
2014	12.08	.445	(a)	.439	.884	.434	—	.434	12.53
2015	12.53	.442	(a)	(.188)	.254	.444	—	.444	12.34
2016	12.34	.450	(a)	(.386)	.064	.444	—	.444	11.96
2017	11.96	.428	(a)	(.051)	.377	.437	—	.437	11.90

See notes to financial statements

RATIOS / SUPPLEMENTAL DATA

		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate
(3.07)%	$20,802	1.08%		1.08%		3.34%		1.14%		3.28%		24%
7.20	21,646	1.04		1.04		3.39		1.11		3.32		8
1.93	21,180	1.03		1.03		3.35		1.11		3.27		20
.11	19,381	1.01		1.01		3.37		1.11		3.27		33
2.97	20,094	1.02		1.02		3.28		1.12		3.18		34

(3.84)	67	1.87		1.87		2.55		1.93		2.49		24
6.39	68	1.83		1.83		2.60		1.90		2.53		8
1.18	69	1.77		1.77		2.61		1.86		2.52		20
(.59)	69	1.76		1.76		2.63		1.86		2.53		33
2.18	45	1.76		1.76		2.55		1.86		2.45		34

(4.35)††	1	.93	†	.93	†	3.49	†	.99	†	3.43	†	24
7.42	141	.79		.79		3.59		.86		3.52		8
2.23	252	.76		.76		3.61		.85		3.52		20
.40	577	.74		.74		3.65		.84		3.55		33
3.23	914	.74		.74		3.55		.84		3.45		34

(4.12)††	1	.78	†	.78	†	3.64	†	.84	†	3.58	†	24
7.40	1	.73		.73		3.70		.80		3.63		8
2.07	6	.72		.72		3.66		.80		3.58		20
.48	6	.73		.73		3.65		.83		3.55		33
3.19	6	.73		.73		3.58		.83		3.48		34

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

PER SHARE DATA

		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
NEW JERSEY FUND
Class A
2013	$13.67	$.488		$(1.067)	$(.579)	$.491	—	$.491	$12.60
2014	12.60	.475	(a)	.618	1.093	.473	—	.473	13.22
2015	13.22	.460	(a)	(.181)	.279	.459	—	.459	13.04
2016	13.04	.435	(a)	(.348)	.087	.437	—	.437	12.69
2017	12.69	.429	(a)	.090	.519	.429	—	.429	12.78
Class B
2013	13.65	.403		(1.091)	(.688)	.402	—	.402	12.56
2014	12.56	.371	(a)	.630	1.001	.381	—	.381	13.18
2015	13.18	.355	(a)	(.189)	.166	.366	—	.366	12.98
2016	12.98	.331	(a)	(.336)	(.005)	.345	—	.345	12.63
2017	12.63	.330	(a)	.078	.408	.328	—	.328	12.71
Advisor Class
2013(b)	13.73	.293		(1.127)	(.834)	.326	—	.326	12.57
2014	12.57	.506	(a)	.616	1.122	.492	—	.492	13.20
2015	13.20	.497	(a)	(.172)	.325	.495	—	.495	13.03
2016	13.03	.474	(a)	(.345)	.129	.479	—	.479	12.68
2017	12.68	.464	(a)	.081	.545	.465	—	.465	12.76
Institutional Class
2013(b)	13.73	.342		(1.126)	(.784)	.326	—	.326	12.62
2014	12.62	.473	(a)	.629	1.102	.492	—	.492	13.23
2015	13.23	.475	(a)	(.197)	.278	.498	—	.498	13.01
2016	13.01	.471	(a)	(.337)	.134	.484	—	.484	12.66
2017	12.66	.466	(a)	.079	.545	.465	—	.465	12.74

See notes to financial statements

RATIOS / SUPPLEMENTAL DATA

		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate
(4.31)%	$48,023	.99%		.99%		3.72%		1.05%		3.66%		29%
8.78	49,263	.97		.97		3.64		1.04		3.57		30
2.16	46,060	.96		.96		3.52		1.05		3.43		48
.61	47,698	.95		.95		3.31		1.05		3.21		25
4.13	48,917	.94		.94		3.35		1.04		3.25		44

(5.11)	645	1.74		1.74		2.96		1.80		2.90		29
8.04	534	1.76		1.76		2.85		1.83		2.78		30
1.29	423	1.76		1.76		2.73		1.84		2.65		48
(.10)	393	1.73		1.73		2.53		1.83		2.43		25
3.26	305	1.70		1.70		2.59		1.80		2.49		44

(6.09)††	1	.84	†	.84	†	3.87	†	.90	†	3.81	†	29
9.04	478	.67		.67		3.86		.74		3.79		30
2.52	866	.65		.65		3.81		.74		3.72		48
.93	1,289	.64		.64		3.62		.74		3.52		25
4.36	2,114	.66		.66		3.63		.76		3.53		44

(5.72)††	1	.69	†	.69	†	4.02	†	.75	†	3.96	†	29
8.83	1	.66		.66		3.95		.73		3.88		30
2.16	6	.65		.65		3.83		.74		3.74		48
.97	6	.64		.64		3.62		.74		3.52		25
4.36	6	.64		.64		3.65		.75		3.54		44

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	PER SHARE DATA

		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
NEW YORK FUND
Class A
2013	$15.21	$.535		$(1.101)	$(.566)	$.524	—	$.524	$14.12
2014	14.12	.539	(a)	.712	1.251	.531	—	.531	14.84
2015	14.84	.529	(a)	(.127)	.402	.532	—	.532	14.71
2016	14.71	.528	(a)	(.486)	.042	.532	—	.532	14.22
2017	14.22	.486	(a)	(.026)	.460	.500	—	.500	14.18
Class B
2013	15.20	.428		(1.107)	(.679)	.421	—	.421	14.10
2014	14.10	.433	(a)	.714	1.147	.427	—	.427	14.82
2015	14.82	.423	(a)	(.125)	.298	.428	—	.428	14.69
2016	14.69	.424	(a)	(.486)	(.062)	.428	—	.428	14.20
2017	14.20	.386	(a)	(.030)	.356	.396	—	.396	14.16
Advisor Class
2013(b)	15.26	.329		(1.151)	(.822)	.348	—	.348	14.09
2014	14.09	.573	(a)	.697	1.270	.550	—	.550	14.81
2015	14.81	.572	(a)	(.118)	.454	.564	—	.564	14.70
2016	14.70	.572	(a)	(.488)	.084	.564	—	.564	14.22
2017	14.22	.529	(a)	(.026)	.503	.533	—	.533	14.19
Institutional Class
2013(b)	15.26	.384		(1.156)	(.772)	.348	—	.348	14.14
2014	14.14	.554	(a)	.716	1.270	.550	—	.550	14.86
2015	14.86	.557	(a)	(.133)	.424	.564	—	.564	14.72
2016	14.72	.569	(a)	(.495)	.074	.564	—	.564	14.23
2017	14.23	.526	(a)	(.021)	.505	.535	—	.535	14.20

See notes to financial statements

RATIOS / SUPPLEMENTAL DATA

		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate
(3.78)	$152,201	.96%		.96%		3.65%		1.02%		3.59%		45%
8.96	149,367	.94		.94		3.69		1.01		3.62		28
2.76	144,162	.93		.93		3.60		1.01		3.52		36
.22	152,145	.92		.92		3.59		1.02		3.49		19
3.27	160,514	.91		.91		3.40		1.01		3.30		33

(4.52)	1,335	1.68		1.68		2.92		1.74		2.86		45
8.21	1,307	1.67		1.67		2.96		1.74		2.89		28
2.05	1,183	1.65		1.65		2.88		1.73		2.80		36
(.47)	1,272	1.61		1.61		2.89		1.71		2.79		19
2.53	1,227	1.61		1.61		2.71		1.71		2.61		33

(5.40)††	1	.81	†	.81	†	3.80	†	.87	†	3.74	†	45
9.13	3,581	.64		.64		3.89		.71		3.82		28
3.13	6,304	.62		.62		3.90		.71		3.81		36
.51	7,282	.61		.61		3.89		.71		3.79		19
3.58	9,559	.61		.61		3.70		.71		3.60		33

(5.06)††	1	.66	†	.66	†	3.95	†	.72	†	3.89	†	45
9.09	1	.62		.62		4.01		.69		3.94		28
2.92	6	.61		.61		3.92		.69		3.84		36
.44	6	.60		.60		3.90		.70		3.80		19
3.59	6	.64		.64		3.68		.74		3.58		33

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	PER SHARE DATA

		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
NORTH CAROLINA FUND
Class A
2013	$14.40	$.504		$(1.114)	$(.610)	$.500	—	$.500	$13.29
2014	13.29	.501	(a)	.579	1.080	.500	—	.500	13.87
2015	13.87	.496	(a)	(.166)	.330	.500	—	.500	13.70
2016	13.70	.477	(a)	(.498)	(.021)	.479	—	.479	13.20
2017	13.20	.439	(a)	(.028)	.411	.441	—	.441	13.17
Class B
2013	14.40	.407		(1.113)	(.706)	.404	—	.404	13.29
2014	13.29	.402	(a)	.572	.974	.404	—	.404	13.86
2015	13.86	.389	(a)	(.175)	.214	.404	—	.404	13.67
2016	13.67	.374	(a)	(.501)	(.127)	.383	—	.383	13.16
2017	13.16	.340	(a)	(.022)	.318	.348	—	.348	13.13
Advisor Class
2013(b)	14.39	.326		(1.104)	(.778)	.332	—	.332	13.28
2014	13.28	.537	(a)	.570	1.107	.517	—	.517	13.87
2015	13.87	.543	(a)	(.175)	.368	.528	—	.528	13.71
2016	13.71	.510	(a)	(.479)	.031	.511	—	.511	13.23
2017	13.23	.469	(a)	(.017)	.452	.482	—	.482	13.20
Institutional Class
2013(b)	14.39	.343		(1.101)	(.758)	.332	—	.332	13.30
2014	13.30	.511	(a)	.586	1.097	.517	—	.517	13.88
2015	13.88	.517	(a)	(.179)	.338	.528	—	.528	13.69
2016	13.69	.518	(a)	(.497)	.021	.511	—	.511	13.20
2017	13.20	.478	(a)	(.024)	.454	.484	—	.484	13.17

See notes to financial statements

RATIOS / SUPPLEMENTAL DATA

		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate
(4.30)%	$23,349	1.02%		1.02%		3.64%		1.08%		3.58%		24%
8.22	19,672	1.03		1.03		3.64		1.10		3.57		11
2.42	19,983	1.02		1.02		3.60		1.10		3.52		10
(.20)	21,434	1.00		1.00		3.50		1.10		3.40		29
3.16	25,000	.98		.98		3.32		1.08		3.22		34

(4.96)	284	1.75		1.75		2.89		1.81		2.83		24
7.40	113	1.77		1.77		2.93		1.84		2.86		11
1.57	79	1.79		1.79		2.82		1.88		2.73		10
(.98)	66	1.76		1.76		2.75		1.86		2.65		29
2.44	47	1.73		1.73		2.58		1.83		2.48		34

(5.42)††	1	.88	†	.88	†	3.78	†	.94	†	3.72	†	24
8.43	370	.72		.72		3.88		.79		3.81		11
2.69	213	.72		.72		3.92		.80		3.84		10
.18	2,374	.71		.71		3.81		.81		3.71		29
3.47	6,897	.72		.72		3.54		.82		3.44		34

(5.28)††	1	.73	†	.73	†	3.93	†	.79	†	3.87	†	24
8.34	1	.72		.72		3.95		.79		3.88		11
2.48	6	.71		.71		3.91		.79		3.83		10
.10	6	.70		.70		3.80		.80		3.70		29
3.49	6	.69		.69		3.62		.79		3.52		34

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

PER SHARE DATA

		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
OHIO FUND
Class A
2013	$13.00	$.449		$(.949)	$(.500)	$.440	—	$.440	$12.06
2014	12.06	.430	(a)	.765	1.195	.435	—	.435	12.82
2015	12.82	.431	(a)	(.130)	.301	.401	—	.401	12.72
2016	12.72	.417	(a)	(.375)	.042	.412	—	.412	12.35
2017	12.35	.422	(a)	(.110)	.312	.462	—	.462	12.20
Class B
2013	12.99	.361		(.954)	(.593)	.357	—	.357	12.04
2014	12.04	.320	(a)	.756	1.076	.346	—	.346	12.77
2015	12.77	.310	(a)	(.127)	.183	.273	—	.273	12.68
2016	12.68	.303	(a)	(.383)	(.080)	.280	—	.280	12.32
2017	12.32	.317	(a)	(.110)	.207	.327	—	.327	12.20
Advisor Class
2013(b)	13.06	.279		(1.007)	(.728)	.292	—	.292	12.04
2014	12.04	.397	(a)	.758	1.155	.435	—	.435	12.76
2015	12.76	.385	(a)	(.235)	.150	.390	—	.390	12.52
2016	12.52	.406	(a)	(.372)	.034	.394	—	.394	12.16
2017	12.16	.431	(a)	(.120)	.311	.421	—	.421	12.05
Institutional Class
2013(b)	13.06	.305		(1.003)	(.698)	.292	—	.292	12.07
2014	12.07	.459	(a)	.756	1.215	.435	—	.435	12.85
2015	12.85	.457	(a)	(.121)	.336	.396	—	.396	12.79
2016	12.79	.454	(a)	(.388)	.066	.406	—	.406	12.45
2017	12.45	.459	(a)	(.108)	.351	.461	—	.461	12.34

See notes to financial statements

RATIOS / SUPPLEMENTAL DATA

		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate
(3.92)%	$21,506	1.04%		1.04%		3.58%		1.10%		3.52%		69%
10.04	22,249	1.03		1.03		3.42		1.10		3.35		81
2.39	21,571	1.01		1.01		3.38		1.10		3.29		29
.28	21,453	1.00		1.00		3.27		1.10		3.17		39
2.55	21,145	1.00		1.00		3.43		1.10		3.33		26

(4.63)	83	1.82		1.82		2.77		1.88		2.71		69
9.03	79	1.90		1.90		2.56		1.97		2.49		81
1.45	75	1.95		1.95		2.44		2.03		2.36		29
(.68)	74	1.92		1.92		2.34		2.02		2.24		39
1.69	31	1.86		1.86		2.57		1.96		2.47		26

(5.59)††	1	.89	†	.89	†	3.73	†	.95	†	3.67	†	69
9.71	1	.89		.89		3.56		.96		3.49		81
1.19	11	.87		.87		3.52		.96		3.43		29
.21	11	.84		.84		3.44		.94		3.34		39
2.59	21	.87		.87		3.54		.97		3.44		26

(5.35)††	1	.74	†	.74	†	3.88	†	.80	†	3.82	†	69
10.20	1	.72		.72		3.73		.79		3.66		81
2.65	6	.70		.70		3.69		.79		3.60		29
.46	6	.73		.73		3.54		.83		3.44		39
2.85	6	.73		.73		3.69		.83		3.59		26

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

PER SHARE DATA

		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period

OREGON FUND
Class A
2013	$14.26	$.450		$(1.165)	$(.715)	$.445	—	$.445	$13.10
2014	13.10	.446	(a)	.729	1.175	.445	—	.445	13.83
2015	13.83	.429	(a)	(.105)	.324	.434	—	.434	13.72
2016	13.72	.425	(a)	(.413)	.012	.402	—	.402	13.33
2017	13.33	.402	(a)	.085	.487	.427	—	.427	13.39
Class B
2013	14.23	.345		(1.166)	(.821)	.349	—	.349	13.06
2014	13.06	.339	(a)	.730	1.069	.349	—	.349	13.78
2015	13.78	.318	(a)	(.111)	.207	.337	—	.337	13.65
2016	13.65	.309	(a)	(.389)	(.080)	.300	—	.300	13.27
2017	13.27	.275	(a)	.007	.282	.252	—	.252	13.30
Advisor Class
2013(b)	14.33	.276		(1.240)	(.964)	.296	—	.296	13.07
2014	13.07	.481	(a)	.715	1.196	.466	—	.466	13.80
2015	13.80	.471	(a)	(.107)	.364	.474	—	.474	13.69
2016	13.69	.467	(a)	(.401)	.066	.456	—	.456	13.30
2017	13.30	.441	(a)	.072	.513	.453	—	.453	13.36
Institutional Class
2013(b)	14.33	.323		(1.237)	(.914)	.296	—	.296	13.12
2014	13.12	.460	(a)	.736	1.196	.466	—	.466	13.85
2015	13.85	.455	(a)	(.118)	.337	.477	—	.477	13.71
2016	13.71	.465	(a)	(.407)	.058	.468	—	.468	13.30
2017	13.30	.436	(a)	.082	.518	.458	—	.458	13.36

See notes to financial statements

RATIOS / SUPPLEMENTAL DATA

		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate
(5.08)%	$47,716	1.00%		1.00%		3.29%		1.06%		3.23%		43%
9.06	47,248	.99		.99		3.27		1.06		3.20		25
2.39	49,015	.98		.98		3.13		1.06		3.05		27
.03	51,480	.95		.95		3.08		1.05		2.98		34
3.70	52,210	.95		.95		3.00		1.05		2.90		30

(5.83)	450	1.76		1.76		2.54		1.82		2.48		43
8.25	346	1.77		1.77		2.50		1.84		2.43		25
1.53	321	1.77		1.77		2.33		1.86		2.24		27
(.64)	57	1.75		1.75		2.24		1.85		2.14		34
2.13	7	1.91		1.91		2.06		2.01		1.96		30

(6.74)††	1	.84	†	.84	†	3.45	†	.90	†	3.39	†	43
9.24	2,698	.66		.66		3.50		.73		3.43		25
2.69	2,315	.67		.67		3.44		.75		3.36		27
.42	3,048	.64		.64		3.39		.74		3.29		34
3.91	4,100	.64		.64		3.30		.74		3.20		30

(6.39)††	1	.69	†	.69	†	3.60	†	.75	†	3.54	†	43
9.21	1	.66		.66		3.60		.73		3.53		25
2.48	6	.66		.66		3.45		.74		3.37		27
.36	6	.63		.63		3.39		.73		3.29		34
3.95	6	.68		.68		3.27		.78		3.17		30

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

PER SHARE DATA

		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
PENNSYLVANIA FUND
Class A
2013	$13.78	$.496		$(1.008)	$(.512)	$.488	$—	$.488	$12.78
2014	12.78	.495	(a)	.723	1.218	.488	—	.488	13.51
2015	13.51	.496	(a)	(.126)	.370	.490	—	.490	13.39
2016	13.39	.501	(a)	(.405)	.096	.496	.010	.506	12.98
2017	12.98	.476	(a)	(.055)	.421	.502	.029	.531	12.87
Class B
2013	13.77	.423		(1.043)	(.620)	.400	—	.400	12.75
2014	12.75	.383	(a)	.728	1.111	.401	—	.401	13.46
2015	13.46	.385	(a)	(.133)	.252	.402	—	.402	13.31
2016	13.31	.392	(a)	(.400)	(.008)	.402	.010	.412	12.89
2017	12.89	.362	(a)	(.061)	.301	.402	.029	.431	12.76
Advisor Class
2013(b)	13.84	.313		(1.060)	(.747)	.323	—	.323	12.77
2014	12.77	.527	(a)	.717	1.244	.504	—	.504	13.51
2015	13.51	.534	(a)	(.127)	.407	.517	—	.517	13.40
2016	13.40	.541	(a)	(.413)	.128	.528	.010	.538	12.99
2017	12.99	.512	(a)	(.052)	.460	.531	.029	.560	12.89
Institutional Class
2013(b)	13.84	.339		(1.066)	(.727)	.323	—	.323	12.79
2014	12.79	.496	(a)	.718	1.214	.504	—	.504	13.50
2015	13.50	.523	(a)	(.136)	.387	.517	—	.517	13.37
2016	13.37	.537	(a)	(.409)	.128	.528	.010	.538	12.96
2017	12.96	.513	(a)	(.049)	.464	.525	.029	.554	12.87

See notes to financial statements

RATIOS / SUPPLEMENTAL DATA

		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate
(3.77)%	$35,056	1.00%		1.00%		3.74%		1.07%		3.67%		41%
9.65	36,354	.99		.99		3.72		1.06		3.65		40
2.79	34,100	.98		.98		3.69		1.06		3.61		58
.67	33,434	.97		.97		3.75		1.07		3.65		58
3.28	37,216	.96		.96		3.66		1.06		3.56		25

(4.56)	295	1.80		1.80		2.93		1.87		2.86		41
8.79	283	1.82		1.82		2.89		1.89		2.82		40
1.90	261	1.79		1.79		2.88		1.88		2.79		58
(.10)	169	1.78		1.78		2.95		1.88		2.85		58
2.36	101	1.84		1.84		2.81		1.94		2.71		25

(5.41)††	1	.85	†	.85	†	3.89	†	.92	†	3.82	†	41
9.86	317	.71		.71		3.93		.78		3.86		40
3.07	592	.69		.69		3.98		.78		3.89		58
.92	939	.66		.66		4.05		.76		3.95		58
3.59	1,281	.68		.68		3.94		.78		3.84		25

(5.26)††	1	.70	†	.70	†	4.04	†	.77	†	3.97	†	41
9.60	1	.68		.68		4.03		.75		3.96		40
2.93	6	.67		.67		4.00		.75		3.92		58
.92	6	.66		.66		4.06		.76		3.96		58
3.62	6	.67		.67		3.95		.77		3.85		25

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

PER SHARE DATA

		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
VIRGINIA FUND
Class A
2013	$13.72	$.438		$(1.030)	$(.592)	$.438	—	$.438	$12.69
2014	12.69	.434	(a)	.724	1.158	.438	—	.438	13.41
2015	13.41	.419	(a)	(.142)	.277	.417	—	.417	13.27
2016	13.27	.398	(a)	(.422)	(.024)	.396	—	.396	12.85
2017	12.85	.377	(a)	.115	.492	.382	—	.382	12.96
Class B
2013	13.68	.368		(1.052)	(.684)	.346	—	.346	12.65
2014	12.65	.322	(a)	.714	1.036	.346	—	.346	13.34
2015	13.34	.298	(a)	(.153)	.145	.305	—	.305	13.18
2016	13.18	.238	(a)	(.424)	(.186)	.264	—	.264	12.73
2017	12.73	.277	(a)	.111	.388	.258	—	.258	12.86
Advisor Class
2013(b)	13.78	.259		(1.088)	(.829)	.291	—	.291	12.66
2014	12.66	.450	(a)	.702	1.152	.442	—	.442	13.37
2015	13.37	.432	(a)	(.138)	.294	.424	—	.424	13.24
2016	13.24	.405	(a)	(.421)	(.016)	.404	—	.404	12.82
2017	12.82	.390	(a)	.113	.503	.393	—	.393	12.93
Institutional Class
2013(b)	13.78	.321		(1.090)	(.769)	.291	—	.291	12.72
2014	12.72	.441	(a)	.721	1.162	.442	—	.442	13.44
2015	13.44	.442	(a)	(.148)	.294	.424	—	.424	13.31
2016	13.31	.436	(a)	(.422)	.014	.404	—	.404	12.92
2017	12.92	.417	(a)	.122	.539	.409	—	.409	13.05

*	Calculated without sales charges

**	Net of expenses waived or assumed by the investment adviser (Note 5)

***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).

†	Annualized

††	Not annualized

(a)	Based on average shares outstanding during the period noted.

(b)	For the period May 1, 2013 (inception of share class) to December 31, 2013.

See notes to financial statements

RATIOS / SUPPLEMENTAL DATA

		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate
(4.38)%	$39,638	1.00%		1.00%		3.32%		1.06%		3.26%		38%
9.23	40,448	.99		.99		3.29		1.06		3.22		38
2.11	42,491	.97		.97		3.16		1.05		3.08		26
(.24)	45,922	.94		.94		2.99		1.04		2.89		35
3.87	48,130	.94		.94		2.91		1.04		2.81		36

(5.06)	153	1.77		1.77		2.54		1.83		2.48		38
8.26	108	1.83		1.83		2.45		1.90		2.38		38
1.11	34	1.93		1.93		2.26		2.01		2.18		26
(1.46)	69	2.14		2.14		1.79		2.24		1.69		35
3.07	97	1.70		1.70		2.15		1.80		2.05		36

(6.03)††	1	.85	†	.85	†	3.47	†	.91	†	3.41	†	38
9.21	105	.80		.80		3.40		.87		3.33		38
2.24	89	.87		.87		3.26		.96		3.17		26
(.18)	174	.86		.86		3.05		.96		2.95		35
3.97	164	.84		.84		3.02		.94		2.92		36

(5.59)††	1	.70	†	.70	†	3.62	†	.76	†	3.56	†	38
9.23	1	.67		.67		3.61		.74		3.54		38
2.24	6	.65		.65		3.48		.73		3.40		26
.05	6	.67		.67		3.26		.77		3.16		35
4.22	6	.65		.65		3.20		.75		3.10		36

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Directors of
First Investors Tax Exempt Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the Single State Tax Exempt Funds comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania, and Virginia Funds (the “Funds”), each a series of the First Investors Tax Exempt Funds, including the schedule of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the First Investors Family of Funds since 1978.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 21, 2018

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers*

Name, Year of Birth and Address	Position Held with Funds	Length of Time Served (Including with Predecessor Funds)	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/Directorships Held
DISINTERESTED TRUSTEES
Susan E. Artmann (1954) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Trustee	Since 11/1/12	50	None
Principal Occupation During Past 5 Years:
Retired. Executive Vice President and Chief Financial Officer of HSBC Insurance North America (2012-2013); Executive Vice President and President (2008-2011) of HSBC Taxpayer Financial Services.

Mary J. Barneby (1952) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Trustee	Since 11/1/12	50	None
Principal Occupation During Past 5 Years:
Chief Executive Officer, Girl Scouts of Connecticut (since October 2012); Executive Director of UBS Financial Services, Inc. and Head of Stamford Private Wealth Office (2002-2012).

Charles R. Barton, III (1965) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Trustee	Since 1/1/06	50	None
Principal Occupation During Past 5 Years:
Chief Operating Officer (since 2007), Board Director (since 1989, currently Ex-Officio) and Trustee (since 1994) of The Barton Group/Barton Mines Corporation (mining and industrial abrasives distribution); President of Noe Pierson Corporation (land holding and management services provider) (since 2004).

Arthur M. Scutro, Jr. (1941) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Trustee and Chairman	Trustee since 1/1/06 and Chairman since 1/1/13	50	None
Principal Occupation During Past 5 Years: None/Retired

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers* (continued)

Name, Year of Birth and Address	Position Held with Funds	Length of Time Served (Including with Predecessor Funds)	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/Directorships Held
DISINTERESTED TRUSTEES (continued)
Mark R. Ward (1952) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Trustee	Since 1/1/10	50	None
Principal Occupation During Past 5 Years: Self-employed, consultant (since 2008).

*	Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

Name, Year of Birth and Address	Position Held with Funds	Length of Time Served (Including with Predecessor Funds)	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/Directorships Held
OFFICERS WHO ARE NOT TRUSTEES
Clark D. Wagner (1959) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	President**	Since 2017	N/A	None
Principal Occupation During Past 5 Years:
President, Foresters Investment Management Company, Inc. (since May 2016); Chief Investment Officer, Foresters Financial (since February 2016); Portfolio Manager of certain First Investors Funds and FIMCO (since 1991); Director of Fixed Income, FIMCO (2001-2016).

Joseph I Benedek (1957) c/o Foresters Investment Management Company, Inc. Raritan Plaza I Edison, NJ 08837	Treasurer	Since 1988	N/A	None
Principal Occupation During Past 5 Years: Treasurer of Foresters Investment Management Company, Inc.
Mary Carty (1950) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Secretary	Since 2010	N/A	None
Principal Occupation During Past 5 Years:
Chief Legal and Regulatory Officer of Foresters Investment Management Company, Inc. and various affiliated companies since May 2017; General Counsel of Foresters Investment Management Company, Inc. and various affiliated companies since December 2012.

Marc S. Milgram (1957) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Chief Compliance Officer	Since 2010	N/A	None
Principal Occupation During Past 5 Years: Chief Compliance Officer of Foresters Investment Management Company, Inc. and of the First Investors Funds (since 2010).

**	Effective February 22, 2018, Mr. E. Blake Moore Jr. became President of the Funds and Foresters Investment Management Company, Inc.

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information

Investment Adviser
Foresters Investment Management Company, Inc.
40 Wall Street
New York, NY 10005

Underwriter
Foresters Financial Services, Inc.
40 Wall Street
New York, NY 10005

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent
Foresters Investor Services, Inc.
Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered Public
Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the U.S. Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

NOTES

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Foresters Financial 40 Wall Street New York, NY 10005

TEAR

Item 2. Code of Ethics

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. On June 1, 2017, revisions were made to the code of ethics to reflect the appointment of a new President of the First Investors Funds.

For the year ended December 31, 2017, there were no waivers granted from a provision of the code of ethics.

A copy of the Registrant's code of ethics is filed under Item 12(a)(1).

Item 3. Audit Committee Financial Expert

The Registrant's Board has determined that it had at least one "audit committee financial expert" serving on its audit committee. Arthur M. Scutro, Jr. and Mark R. Ward were the "audit committee financial experts" during all or part of the period and were considered to be "independent" as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

	Fiscal Year Ended December 31,
(a) Audit Fees	2017	2016

First Investors Tax Exempt Funds	$188,800	$184,300

(b) Audit-Related Fees

First Investors Tax Exempt Funds	$ 0	$ 0

(c) Tax Fees

First Investors Tax Exempt Funds	$ 63,000	$ 61,600

Nature of services: tax returns preparation and tax compliance

(d) All Other Fees

First Investors Tax Exempt Funds	$ 0	$ 0

(e)(1) Audit committee's pre-approval policies

The Charter of the Audit Committee requires the Audit Committee (a) to pre-approve, and to recommend to the full Board, the selection, retention or termination of the independent auditors to provide audit, review or attest services to the First Investors Funds (“Funds”) and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors’ specific representations as to their independence; (b) to pre-approve all non-audit services to be provided to the Funds by the independent auditor; and (c) to pre-approve all non-audit services to be provided by the Funds’ independent auditor to the Funds’ investment adviser or to any entity that controls, is controlled by or is under common control with the Funds’ investment adviser and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds. The Audit Committee has not adopted pre-approval policies or procedures to permit the services in (b) and (c) above to be pre-approved by other means.

(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2017 and 2016 were $183,750 and $177,650, respectively.

(h) Not Applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a)       The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)       There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Filed herewith

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/s/ Clark D. Wagner
Clark D. Wagner
President and Principal Executive Officer

Date:	February 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Clark D. Wagner
Clark D. Wagner
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	February 21, 2018